UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

Annual Report - Baird Funds

December 31, 2010

Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Funds
1-866-442-2473
www.bairdfunds.com

February 25, 2011

Dear Shareholder,

We are pleased to present this annual report.  Overall, 2010 was a good year for bond investors.  We are pleased with the performance of the funds in 2010 and the value the portfolio management team has added with its quality conscious, duration-neutral investment management approach.

The net assets of the seven mutual funds in our family have grown to more than $4.7 billion as of the end of 2010, an increase of more than 30% compared to the prior year end.  We expanded our reputation for consistent, competitive returns and continued to provide excellent stewardship of shareholder assets.

The Baird Funds marked a significant milestone in 2010.  Five of the seven Baird Funds celebrated their 10th anniversary during the year and received excellent recognition by Morningstar, The Wall Street Journal, Kiplinger’s, US News, and others for their leadership in investment management.

On the following pages, we review the bond market in 2010 and the performance and composition of each of the Baird Bond Funds.

Thank you again for choosing Baird Funds.  We appreciate the confidence and trust that you have placed in our experienced investment team to help you achieve your financial goals.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2010 Bond Market Overview

Treasury Yields Plummet, Then Rise in 2010
Quantitative easing (QE) by the Federal Reserve Board and concerns that the Greek debt crisis might unravel the European Union and dramatically slow global economic growth caused Treasury yields to plummet by as much as 135 basis points (bps) through the second and third quarters of 2010.  In the fourth quarter, however, Treasury yields reversed course and rose by as much as 85 bps (7-year Treasuries were up 60 bps in December alone) as the market’s focus shifted to heavy supply and more attractive opportunities in higher yielding sectors.  Treasury yields still finished the year 20-60 bps lower with the greatest declines in 3-7 year maturities.  The yield curve also steepened with the spread between 2 and 30 year Treasuries increasing to 378 bps at year-end from 350 bps on 12/31/09 (see chart and table below).

Treasury Yields (Source: Bloomberg)

	Dec 31,	Sep 30,	Dec 31,	Q4	YTD
Maturity	2009	2010	2010	Change	Change
1	0.44%	0.25%	0.26%	0.01%	-0.18
2	1.14%	0.42%	0.59%	0.17%	-0.55
3	1.68%	0.63%	0.99%	0.36%	-0.69
5	2.68%	1.26%	2.01%	0.75%	-0.67
7	3.38%	1.91%	2.70%	0.79%	-0.68
10	3.84%	2.51%	3.29%	0.78%	-0.55
30	4.64%	3.69%	4.33%	0.64%	-0.31

Tough 4th Quarter Reduces Strong 2010 Returns
The sharp rise in yields into year-end resulted in negative returns for most sectors of the market in the fourth quarter.  Municipals experienced a dramatic decline (Q4 -4.17%) that substantially reduced 2010 returns (+2.38%) as the discontinuation of the BABs program and extension of the Bush tax cuts triggered a short-term supply/demand imbalance early in December that sent prices tumbling.  Treasuries followed close behind (Q4 -2.64%) but managed to post a more robust +5.87% return for 2010.  Government Agencies, which as a sector are shorter than Treasuries overall in duration, had more modest losses in the quarter (Q4 -1.11%) and a more modest 2010 (+4.56%).  Consistent demand for asset-backed securities (ABS) in 2010 resulted in a good year (+5.85%), but this sector also suffered declines late in the year (Q4 -1.48%).  Investment grade corporate bonds suffered less severe losses (Q4 -1.61%) as investor demand remained relatively strong and this sector returned an impressive +9.00% for the year.  Treasury Inflation-Protected Securities (TIPS) were hit hard by the volatility in December (-1.55%, Q4 -0.65%), but investor interest in inflation protection gave TIPS a +6.31% return in 2010.  The stand-out sector all year long was commercial mortgage-backed securities (CMBS) (+20.40%) and this was the only investment grade sector with a positive return in December (+0.13%, Q4 +0.91%).  While Government Agency pass-throughs (mortgage-backed securities or MBS) lost some ground in December (-0.55%), they were positive for the quarter (+0.24%) and posted a respectable return of +5.37% in 2010.  High yield bonds behaved much like stocks with strong December, fourth quarter and 2010 returns of  +1.81%, +3.22% and +15.12% respectively.  Despite a tough fourth quarter, broad investment grade market indices posted good returns in 2010 (see table on next page).

2010 Bond Market Overview

Total Returns of Selected Barclays Capital (BC) Sectors and Indices

Sector/Index	4th Quarter	2010	2009
U.S. Treasury Sector	-2.64%	5.87%	-3.57%
Gov’t Agency Sector	-1.11%	4.56%	1.95%
Corporate Sector	-1.61%	9.00%	18.68%
MBS Sector	0.24%	5.37%	5.89%
CMBS Sector	0.91%	20.40%	28.45%
ABS Sector	-1.48%	5.85%	24.72%
Municipal Sector	-4.17%	2.38%	12.91%
TIPS	-0.65%	6.31%	11.41%
High Yield Sector	3.22%	15.12%	58.21%
BC Aggregate Index	-1.30%	6.54%	5.93%
BC Gov’t/Credit Index	-2.17%	6.59%	4.52%
BC Int. Gov’t/Credit Index	-1.44%	5.89%	5.24%
BC 1-3 yr. Gov’t/Credit Index	-0.07%	2.80%	3.83%

Mutual Fund Flows Plummet in 4th Quarter
Heavy monthly bond fund inflows through the first three quarters which (1) put downward pressure on interest rates, (2) pushed yield spreads tighter and (3) drove strong fixed income returns through September, plummeted  in the fourth quarter of 2010 (see chart below left).  Taxable inflows, which averaged $21.5 billion in each of the first nine months of the year, fell to just $6.2 billion in November and -$4.5 billion in December.  Municipal flows, which averaged $3.5 billion through September, reversed to -$7.6 billion in November and -$13.4 billion in December.  This collapse in flows was a major factor behind the dramatic rise in yields in the fourth quarter (see chart below right) as well as the increase in general market volatility late in 2010.  The 10-year Treasury yield, which was more than 140 bps lower than the 12/31/09 level in early October at 2.40%, rose by more than 110 bps to 3.53% on 12/15 before finishing the year at 3.29%.  Yields on 10-year AAA-rated general obligation debt, which were 100 bps below 2009 year-end levels in early September 2010 at 2.30%, also rose by over 110 bps to 3.44% at year-end.

Mutual Fund Flows	10-year Treasury and Muni Yields

Source: Morningstar	Source: Bloomberg

2010 Bond Market Overview

Painful Duration Extensions
The swift increase in yields resulted in significant duration extensions for several indices in the fourth quarter, particularly those with higher optionality (e.g. mortgages and long municipals).  The duration- to-worst of the Barclays U.S. MBS (Gov’t. Agency pass-throughs) jumped from 3.79 years on September 30 to 4.99 years at year-end as higher interest rates caused option models to anticipate slower principal prepayments and longer average lives.  The Barclays Long Municipal Bond Index (22+ years) saw its duration-to-worst leap from 7.59 years on September 30 to 12.08 years at year-end.  Many bonds that in prior months had been measured to their shorter 10-year calls were suddenly being priced to their longer maturity dates as interest rates rose.  Duration-to-worst measures the sensitivity of the prices of bonds to changes in prevailing interest rates, using the bonds’ nearest call date or maturity, whichever is worse for investors. The resulting duration extensions were particularly painful as those bonds rolled up and out the steep yield curve to higher yields and sharply lower prices.  The Long Municipal Bond Index lost 3.46% in December alone (Q4 -7.38%, 2010 +1.12%) and many long municipal bond funds experienced similar declines.

Corporate and Municipal Credit – Two Different Tales
Corporate balance sheets continued to strengthen overall in 2010 on solid earnings and positive cash flow.  Additionally, many companies took advantage of historically low interest rates and termed out much of their debt, further adding to liquidity and fortifying their overall capital structure.  As a result, corporate ratings as a whole migrated upward last year.  In contrast, municipal balance sheets saw further deterioration in 2010.  With revenues hovering well below peak levels of prior years, many municipalities struggled with ominous structural budget deficits as the necessary reduction in expenditures proved difficult to achieve.  Although issuance of additional debt solved short-term liquidity crises for some, ongoing budget imbalances persist and downward ratings pressure for many municipal credits will likely continue in 2011.  Entities and projects with more narrow streams of revenue will face the greatest challenges while municipalities with broader jurisdiction and sources of revenue (viz. states) will have more flexibility to resolve imbalances over time.

Outlook
Interest rates – While we anticipate that heavy Treasury supply will put some upward pressure on rates, we do not anticipate a significant rise in rates in 2011.  Despite price increases in several commodities, we maintain that wages need to rise before inflation can take hold, and there is still considerable slack in global labor markets.  Expected economic growth of 2.5-3.5% will not bring unemployment down significantly from above 9% any time soon and we caution that tightening from the Fed will likely come later and be more modest than many currently expect.  With Fed policy still very accommodative, Treasury supply plentiful and consensus expectations for higher yields, we expect the curve to remain steep in 2011.

Sectors – With heavy supply and waning demand, we are less optimistic on Treasuries and believe spread sectors offer better relative value, particularly if a rising rate environment develops.  Given strong credit fundamentals, we are biased to corporates, but caution that high levels of balance sheet cash could be drawn down in favor of shareholders’ interests (e.g. share buybacks, dividends, LBOs), particularly in the industrial sector.  We favor financials where spreads are still relatively wide and managements’ desire to maintain higher credit ratings offers better protection for bondholders.  We still see value in earlier vintage (pre-2007) senior CMBS structures with superior credit enhancement but are cautious on residential mortgage pass-through structures that could experience further duration extensions.  We prefer well-structured CMOs with more certain average lives and still see exceptional value in certain senior, non-Agency mortgage structures with fixed-rate collateral.  In the municipal sector we are biased to higher quality issues (pre-refunded, general obligation and essential service revenue bonds) and caution that downgrades and associated price declines will have a more profound (and negative) impact

2010 Bond Market Overview

on lower quality issues. While we recognize that an increase in municipal defaults is likely, we believe they will be limited to a very select number of issuers with extenuating circumstances and do not anticipate pervasive defaults or bankruptcies in this sector.

Environment
We expect volatility to persist in 2011 as the range of potential outcomes for the economy, the European debt crisis, Government market intervention and geo-political conflicts remains very wide.  At this juncture of the economic and market cycles, we caution fixed income investors against getting overly aggressive by going too far out the yield curve or too far down in quality.

Baird Short-Term Bond Fund

December 31, 2010

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

The Fund entered the year with a significant yield advantage over its benchmark and was able to convert it into strong relative and absolute net performance in 2010.  The primary factors for the Fund’s outperformance over its benchmark index were:

• The underweight to U.S. Treasuries was beneficial to the Fund’s performance as Treasuries generally underperformed equal duration securities from the other high quality “spread sectors” of the bond market in 2010.

• An overweight to the corporate credit sector and specifically financial issues.  An overweight to credit was positive for relative performance as the credit sector performed well in 2010.  Financials were the best performing credit sector during the year.

• Price appreciation of non-Agency mortgage-backed securities.  Non-Agency mortgages continued to perform well due to strong demand in the marketplace.

• Price recovery from certain securities with sound fundamental value whose market prices had temporarily fallen and subsequently appreciated in value.

The Fund maintained its duration-neutral positioning relative to its benchmark index, holding a broadly diversified portfolio of 351 securities at year end.

We are pleased with the Fund’s performance in 2010 and are confident in the individual issues and the overall structure of the Fund.  The Fund’s yield advantage over the benchmark is meaningful and we are optimistic regarding the Fund’s relative performance as we head into 2011.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$919,026,165	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	1.96%	Portfolio Turnover Rate:	58.7%
Average Effective Duration:	1.85 years	Total Number of Holdings:	351
Average Effective Maturity:	2.38 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2010.

Baird Short-Term Bond Fund

Institutional Class*
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (8/31/04), assuming reinvestment of all distributions.

* The Baird Short-Term Bond Fund is currently offering only the Institutional Class shares to investors.

Baird Short-Term Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2010	One Year	Five Years	Inception(1)
Institutional Class	4.39%	4.24%	3.65%
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index(2)	2.80%	4.53%	3.85%

(1)	For the period from August 31, 2004 (commencement of operations) to December 31, 2010.
(2)
The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and the line graph on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1%
Asset Backed Securities – 0.8%
$35,408	Bombardier Capital
	Mortgage Securitization,
	Series 1998-A, Class A3,
	6.23%, 04/15/2028	$34,319
	Countrywide Asset-
	Backed Certificates:
1,466,944	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	1,341,373
2,451,801	Series 2006-13,
	Class 1AF3, 5.944%,
	01/25/2037	1,383,443
1,500,000	Series 2006-9,
	Class 1AF3, 5.859%,
	10/25/2046	793,739
493,429	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8,
	Class AF2, 5.303%,
	12/25/2035	482,850
	Green Tree Financial
	Corporation:
79,767	Series 1996-3, Class A5,
	7.35%, 05/15/2027
	(Callable 07/15/2012)	83,826
44,351	Series 1998-2, Class A5,
	6.24%, 12/01/2028	43,917
1,297,484	Series 1997-5, Class A6,
	6.82%, 05/15/2029	1,329,584
508,128	Series 1998-3, Class A5,
	6.22%, 03/01/2030	538,192
2,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	1,045,950
227,666	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7,
	Class AI6, 5.34%,
	08/25/2033	229,419
551,800	Residential Asset
	Securities Corporation,
	Series 2006-KS7,
	0.346%, 09/25/2036	548,772
		7,855,384
Commercial Mortgage Backed Securities – 4.2%
3,992,825	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	4,092,088
	GE Capital Commercial
	Mortgage Corporation:
2,526,555	Series 2004-C3, Class A3,
	4.865%, 07/10/2039	2,578,270
7,000,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	7,436,614
840,550	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	840,257
969,818	Government National
	Mortgage Association
	(GNMA), Series 2006-15,
	Class A, 3.727%,
	03/16/2027	991,817
8,000,000	J.P. Morgan Chase
	Commercial Mortgage,
	Series 2003-CB7, Class A4,
	4.879%, 01/12/2038	8,475,708

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Commercial Mortgage
Backed Securities – 4.2% (cont.)
$1,158,202	Morgan Stanley Dean
	Witter Capital I,
	Series 2001-TOP1,
	Class A4, 6.66%,
	02/15/2033	$1,157,554
4,365,738	RBSCF Trust,
	Series 2010-MB1,
	2.367%, 04/17/2024
	(Acquired 04/09/2010;
	Cost $4,365,646)*	4,403,870
2,161,187	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	2,212,011
6,000,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	6,293,251
		38,481,440
Financial – 31.4%
3,400,000	Aegon NV,
	4.75%, 06/01/2013 f	3,558,845
4,735,000	AIG SunAmerica Global
	Financing VI, 6.30%,
	05/10/2011 (Acquired
	11/23/2009 through
	10/18/2010; Aggregate
	Cost $4,772,222)*	4,806,025
	Allstate Corporation:
1,890,000	6.125%, 02/15/2012	1,991,021
883,000	7.50%, 06/15/2013	997,880
1,080,000	5.00%, 08/15/2014	1,179,316
3,460,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	3,898,929
1,350,000	American General
	Finance Corporation,
	4.00%, 03/15/2011 @	1,339,875
950,000	American Honda
	Finance Corporation,
	0.414%, 02/21/2012
	(Acquired 10/19/2009;
	Cost $937,308)*	948,722
1,100,000	Amsouth Bank NA,
	4.85%, 04/01/2013	1,067,000
3,135,000	ANZ National
	International,
	6.20%, 07/19/2013
	(Acquired 05/25/2010
	through 08/25/2010;
	Aggregate Cost
	$3,398,409)* f	3,451,547
3,600,000	AON Corporation,
	7.375%, 12/14/2012	3,920,746
2,200,000	Bancwest Corporation,
	8.30%, 01/15/2011	2,200,266
3,500,000	Bank of Ireland,
	2.75%, 03/02/2012
	(Acquired 06/01/2010;
	Cost $3,453,891)* f	3,336,372
2,450,000	Bank Tokyo –
	Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f @	2,496,445
2,277,000	BankAmerica
	Institutional,
	8.07%, 12/31/2026
	(Callable 02/07/2011)
	(Acquired 07/22/2010;
	Cost $2,254,230)*	2,291,231

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Financial – 31.4% (cont.)
	Barclays Bank PLC Senior
	Unsecured Notes: f
$600,000	5.45%, 09/12/2012	$643,004
2,000,000	2.50%, 01/23/2013 @	2,032,470
1,000,000	5.20%, 07/10/2014	1,080,082
2,000,000	Berkshire Hathaway Inc.,
	0.68%, 02/11/2013	2,009,918
744,000	Capital One Bank USA
	NA, 6.50%, 06/13/2013	814,651
	Capital One
	Financial Corporation:
3,050,000	4.80%, 02/21/2012	3,156,695
1,000,000	7.375%, 05/23/2014	1,137,931
2,790,000	CDP Financial Inc.,
	3.00%, 11/25/2014
	(Acquired 11/20/2009
	through 06/25/2010;
	Aggregate
	Cost $2,791,241)* f	2,836,052
555,000	Charter One Bank NA,
	5.50%, 04/26/2011	563,008
1,135,000	Citicorp,
	7.25%, 10/15/2011	1,180,208
	CIT Group, Inc.:
191,367	7.00%, 05/01/2013
	(Callable 02/22/2011) @	195,194
287,050	7.00%, 05/01/2014
	(Callable 02/22/2011) @	289,921
287,050	7.00%, 05/01/2015
	(Callable 02/22/2011)	287,768
478,417	7.00%, 05/01/2016
	(Callable 02/22/2011)	480,211
669,783	7.00%, 05/01/2017
	(Callable 02/22/2011) @	671,457
	Citigroup, Inc.:
2,000,000	6.00%, 02/21/2012	2,097,940
900,000	6.50%, 08/19/2013	988,253
7,000,000	6.01%, 01/15/2015	7,679,181
5,100,000	CNA Financial
	Corporation,
	6.00%, 08/15/2011	5,234,823
4,000,000	Commonwealth
	Bank of Australia,
	3.50%, 03/19/2015
	(Acquired 08/30/2010;
	Cost $4,157,514)* f	4,110,084
1,388,000	Corestates Capital Trust
	I, 8.00%, 12/15/2026
	(Callable 02/07/2011)
	(Acquired 01/26/2006
	through 09/30/2009;
	Cost $1,349,498)*	1,416,669
	Countrywide
	Financial Corporation:
990,000	5.80%, 06/07/2012	1,041,576
200,000	6.25%, 05/15/2016	205,097
3,871,000	Credit Suisse New York,
	5.00%, 05/15/2013 f @	4,166,288
1,055,000	Credit Suisse USA Inc.,
	6.50%, 01/15/2012	1,114,604
979,000	Deutsche Bank
	Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	1,026,745
	Fifth Third Bancorp:
1,000,000	6.25%, 05/01/2013	1,083,876
3,640,000	0.479%, 05/17/2013	3,498,870
1,000,000	First Empire Capital Trust
	I, 8.234%, 02/01/2027
	(Callable 02/07/2011)	994,009

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Financial – 31.4% (cont.)
$1,500,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 02/07/2011)	$1,511,250
4,750,000	First Tennessee Bank,
	0.59%, 02/14/2011	4,749,212
800,000	First Union Capital I,
	Series A,
	7.935%, 01/15/2027
	(Callable 02/07/2011)	822,990
5,190,000	FMR LLC,
	4.75%, 03/01/2013
	(Acquired 10/04/2010
	through 10/26/2010;
	Cost $5,498,579)*	5,450,630
	General Electric
	Capital Corporation:
1,550,000	5.72%, 08/22/2011
	(Callable 07/22/2011)	1,593,101
1,200,000	5.875%, 02/15/2012	1,262,318
1,000,000	1.158%, 11/01/2012	994,702
2,000,000	5.90%, 05/13/2014	2,213,518
800,000	4.75%, 09/15/2014	855,386
5,000,000	4.875%, 03/04/2015	5,335,439
1,250,000	Genworth Global
	Funding Trust,
	5.125%, 03/15/2011	1,259,060
1,480,000	Genworth Life
	Institutional Funding,
	5.875%, 05/03/2013
	(Acquired 04/07/2010;
	Aggregate Cost
	$1,527,981)*	1,552,057
3,845,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 01/12/2010
	through 03/31/2010;
	Aggregate Cost
	$3,986,552)*	4,063,388
787,000	GMAC Inc.,
	7.50%, 12/31/2013	844,058
225,000	The Goldman Sachs
	Group Inc.,
	3.70%, 08/01/2015	229,255
	Goldman Sachs Group LP:
2,000,000	6.60%, 01/15/2012	2,114,926
3,450,000	8.00%, 03/01/2013
	(Acquired 04/16/2009
	through 10/20/2009;
	Aggregate Cost
	$3,685,828)*	3,842,134
2,000,000	Hartford Financial
	Services Group Inc.,
	5.25%, 10/15/2011	2,058,980
1,000,000	Hartford Life
	Global Funding,
	0.609%, 01/17/2012	995,940
	HSBC Finance
	Corporation:
396,000	7.00%, 05/15/2012	424,886
2,000,000	5.90%, 06/19/2012	2,119,936
1,451,000	4.75%, 07/15/2013	1,530,332
221,000	6.676%, 01/15/2021
	(Acquired 09/29/2010;
	Cost $216,363)*	223,272
1,500,000	HSBC USA Capital Trust
	II, 8.38%, 05/15/2027
	(Callable 02/07/2011)
	(Acquired 11/06/2007;
	Cost $1,543,766)*	1,514,801

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Financial – 31.4% (cont.)
$4,700,000	Hutchison Whampoa
	International Ltd.,
	6.50%, 02/13/2013
	(Acquired 01/20/2010
	through 07/26/2010;
	Aggregate Cost
	$5,062,092)* f	$5,133,015
5,000,000	ING Bank N.V.,
	2.00%, 10/18/2013
	(Acquired 10/13/2010
	through 10/28/2010;
	Aggregate Cost
	$4,993,650)* f	4,940,350
	Invesco Ltd.: f
4,880,000	5.625%, 04/17/2012	5,069,846
325,000	5.375%, 02/27/2013	343,777
5,050,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 01/07/2010
	through 08/05/2010;
	Aggregate Cost
	$5,057,241)* f	4,529,941
2,246,000	Jackson National
	Life Global,
	5.125%, 02/10/2011
	(Acquired 07/21/2009
	through 09/21/2009;
	Cost $2,247,624)*	2,254,980
1,150,000	Jefferies Group, Inc.,
	7.75%, 03/15/2012	1,229,307
1,072,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014	1,125,181
940,000	John Hancock Global
	Funding II,
	6.50%, 03/01/2011
	(Acquired 01/29/2010;
	Cost $947,829)*	948,092
	J.P. Morgan Chase & Co.:
1,950,000	5.75%, 01/02/2013	2,112,936
500,000	4.65%, 06/01/2014	533,695
	Key Bank NA:
2,375,000	7.00%, 02/01/2011	2,384,719
1,000,000	7.30%, 05/01/2011	1,019,892
200,000	KeyCorp,
	6.50%, 05/14/2013	217,143
3,000,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 05/26/2009
	through 03/10/2010;
	Aggregate Cost
	$3,154,170)* f	3,384,720
	Liberty Mutual Group:
1,975,000	7.25%, 09/01/2012
	(Acquired 03/31/2010
	through 10/01/2010;
	Aggregate Cost
	$2,092,530)*	2,095,935
3,188,000	5.75%, 03/15/2014
	(Acquired 09/03/2009
	through 10/05/2010;
	Aggregate Cost
	$2,982,966)*	3,315,852
1,700,000	Lincoln National Corp.,
	5.65%, 08/27/2012	1,808,326
1,000,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015
	(Acquired 01/05/2010;
	Cost $999,960)* f	999,772

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Financial – 31.4% (cont.)
$620,000	Manufacturers &
	Traders Trust Co.,
	1.751%, 04/01/2013
	(Callable 04/01/2011)	$612,597
	Marsh & McLennan
	Companies, Inc.:
2,512,000	6.25%, 03/15/2012	2,620,641
2,550,000	4.85%, 02/15/2013	2,664,860
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 02/07/2011)	2,704,388
2,552,000	Mercantile Bankshares
	Corporation Subordinated
	Notes, Series B,
	4.625%, 04/15/2013	2,681,953
300,000	Merrill Lynch
	& Company,
	6.05%, 08/15/2012	317,670
	Metropolitan Life Global
	Funding I:
1,600,000	2.875%, 09/17/2012
	(Acquired 09/10/2009;
	Cost $1,595,440)*	1,639,894
3,023,000	5.125%, 04/10/2013
	(Acquired 10/25/2010
	through 11/30/2010;
	Aggregate Cost
	$3,268,614)*	3,254,919
2,323,000	5.20%, 09/18/2013
	(Acquired 10/21/2010;
	Aggregate Cost
	$2,549,298)*	2,516,076
2,302,000	Monumental Global
	Funding II,
	5.65%, 07/14/2011	2,343,116
	Monumental Global
	Funding III:
350,000	0.46%, 01/25/2013
	(Acquired 07/28/2009;
	Cost $321,747)*	340,251
1,265,000	5.50%, 04/22/2013
	(Acquired 09/23/2009
	through 03/16/2010;
	Aggregate Cost
	$1,312,649)*	1,353,704
3,516,000	Morgan Stanley Dean
	Witter & Co.,
	6.75%, 10/15/2013	3,833,199
	Morgan Stanley:
450,000	5.625%, 01/09/2012	469,865
355,000	6.60%, 04/01/2012	378,241
1,000,000	4.00%, 07/24/2015	1,005,185
2,000,000	The NASDAQ
	OMX Group Inc.,
	2.50%, 08/15/2013	1,980,000
1,500,000	National City
	Bank of Cleveland
	Subordinated Notes,
	6.25%, 03/15/2011	1,515,635
278,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	279,649
	Nationwide
	Financial Services:
3,450,000	6.25%, 11/15/2011	3,594,545
350,000	5.90%, 07/01/2012	369,411
1,300,000	Nationwide Life
	Global Funding,
	5.35%, 03/15/2011
	(Acquired 03/24/2009;
	Cost $1,286,341)*	1,307,732

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Financial – 31.4% (cont.)
$2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 02/07/2011)	$2,301,413
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,042,591
1,000,000	North Fork Capital Trust
	II, 8.00%, 12/15/2027
	(Callable 02/07/2011)	1,005,000
925,000	PNC Funding Corp.,
	5.50%, 09/28/2012	986,813
200,000	Pooled Funding Trust I,
	2.74%, 02/15/2012
	(Acquired 09/29/2010;
	Cost $204,185)*	203,653
2,000,000	Pooled Funding Trust II,
	2.625%, 03/30/2012
	(Acquired 03/27/2009;
	Cost $1,998,800)*	2,031,356
4,525,000	Principal Life Global,
	6.25%, 02/15/2012
	(Acquired 08/18/2009
	through 04/06/2010;
	Aggregate Cost
	$4,673,759)*	4,722,295
1,180,000	Principal Life
	Income Funding,
	5.30%, 12/14/2012	1,269,431
	Protective Life
	Secured Trust:
4,500,000	4.00%, 04/01/2011	4,538,174
2,221,000	5.45%, 09/28/2012	2,373,005
	Prudential Financial Inc.:
3,900,000	2.75%, 01/14/2013	3,971,187
1,300,000	5.15%, 01/15/2013	1,386,572
1,370,000	4.50%, 07/15/2013	1,452,873
2,455,000	6.20%, 01/15/2015	2,707,396
1,000,000	Rabobank Nederland
	Global Senior
	Unsecured Notes,
	4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $998,170)* f	1,063,829
200,000	Regions Financial Corp.,
	7.00%, 03/01/2011 @	200,400
	Royal Bank of Scotland: f
1,000,000	3.40%, 08/23/2013	1,010,157
2,000,000	4.875%, 08/25/2014
	(Acquired 08/18/2009;
	Cost $1,994,040)*	2,048,340
2,675,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	2,688,340
1,600,000	Santander U.S. Debt
	S.A. Unipersonal,
	2.991%, 10/07/2013
	(Acquired 09/27/2010
	through 12/14/2010;
	Aggregate Cost
	$1,593,643)* f	1,554,350
4,000,000	Simon Property
	Group LP,
	7.75%, 01/20/2011	4,006,796
	SLM Corporation:
2,000,000	5.45%, 04/25/2011	2,017,434
1,750,000	5.40%, 10/25/2011	1,780,879
1,000,000	5.375%, 01/15/2013 @	1,019,967
5,000,000	Societe Generale,
	2.20%, 09/14/2013
	(Acquired 09/07/2010;
	Cost $4,994,350)* f	4,979,825
850,000	SouthTrust Corporation,
	5.80%, 06/15/2014	920,043

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Financial – 31.4% (cont.)
$4,000,000	Sumitomo Mitsui
	Banking Corporation,
	2.15%, 07/22/2013
	(Acquired 07/14/2010;
	Cost $3,998,480)* f	$4,053,180
1,000,000	Sun Life Financial
	Global Funding,
	0.472%, 07/06/2011
	(Acquired 07/28/2009;
	Cost $985,741)*	997,295
4,755,000	Suntrust Banks, Inc.,
	5.25%, 11/05/2012	5,008,066
1,150,000	UFJ Finance
	Aruba A.E.C.,
	6.75%, 07/15/2013 f @	1,282,370
1,075,000	Union Planters
	Corporation,
	7.75%, 03/01/2011	1,085,029
1,000,000	U.S. Bancorp,
	1.125%, 10/30/2013
	(Callable 09/30/2013)	990,365
2,500,000	Westpac Banking
	Corporation,
	1.90%, 12/14/2012
	(Acquired 12/07/2009;
	Cost $2,498,700)* f	2,542,280
710,000	Westpac Securities
	NZ Ltd.,
	2.50%, 05/25/2012
	(Acquired 03/05/2010;
	Cost $719,429)* f	726,536
		288,280,626
Industrial – 22.2%
2,300,000	Aetna, Inc.,
	5.75%, 06/15/2011	2,350,947
4,140,000	Allied Waste North
	America, Inc., Series B,
	7.125%, 05/15/2016
	(Callable 05/15/2011)	4,383,225
2,900,000	Anglo American
	Capital PLC,
	2.15%, 09/27/2013
	(Acquired 09/20/2010;
	Cost $2,897,564)* f	2,924,934
	Anheuser Busch
	Inbev Worldwide:
2,854,000	3.00%, 10/15/2012	2,944,791
3,000,000	2.50%, 03/26/2013 @	3,069,918
	ArcelorMittal: f
341,000	9.00%, 02/15/2015	405,861
1,275,000	3.75%, 08/05/2015	1,285,616
3,000,000	BP Capital Markets PLC,
	5.25%, 11/07/2013 f	3,249,039
	Bunge Limited
	Finance Corporation:
2,345,000	5.875%, 05/15/2013	2,510,529
3,000,000	5.35%, 04/15/2014	3,153,342
1,140,000	Cadbury Schweppes
	U.S. Finance LLC,
	5.125%, 10/01/2013
	(Acquired 09/03/2010
	through 12/02/2010;
	Aggregate Cost
	$1,239,366)*	1,235,449
305,000	CBS Corporation,
	5.625%, 08/15/2012	323,487
3,361,000	Chevron Phillips
	Chemical Company
	LLC, 7.00%, 06/15/2014
	(Acquired 07/20/2010;
	Cost $3,795,932)* @	3,810,238

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Industrial – 22.2% (cont.)
	Cigna Corporation:
$4,920,000	7.00%, 01/15/2011	$4,927,528
320,000	6.375%, 10/15/2011	333,784
4,115,000	Comcast Cable Holdings,
	9.80%, 02/01/2012	4,478,902
2,091,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	2,368,921
7,137,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	7,631,465
	COX
	Communications Inc.:
2,962,000	7.125%, 10/01/2012	3,248,488
200,000	5.45%, 12/15/2014	220,175
66,000	CRH America Inc.,
	5.625%, 09/30/2011	68,081
1,260,000	CSX Corporation,
	6.30%, 03/15/2012	1,336,888
3,785,000	Daimler Finance
	NA LLC,
	7.75%, 01/18/2011	3,793,679
200,000	Deutsche Telekom
	International Finance B.V.,
	5.25%, 07/22/2013 f	216,607
3,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	3,326,250
780,000	Duke Energy
	Field Services LLC,
	6.875%, 02/01/2011	783,403
1,325,000	EnCana Holdings
	Finance Corp.,
	5.80%, 05/01/2014 f	1,475,568
	Enterprise Products
	Operating LLC:
3,000,000	7.625%, 02/15/2012	3,198,141
1,250,000	6.125%, 02/01/2013	1,346,678
1,500,000	EOG Co. of Canada,
	7.00%, 12/01/2011
	(Acquired 10/18/2010;
	Cost $1,584,446)* f	1,585,934
	FedEx Corporation:
325,000	9.65%, 06/15/2012	363,369
700,000	7.375%, 01/15/2014	802,751
2,877,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,111,409
	Fortune Brands Inc.:
3,500,000	5.125%, 01/15/2011	3,503,399
2,300,000	3.00%, 06/01/2012 @	2,334,495
3,970,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.25%, 04/01/2015
	(Callable 04/01/2011)	4,183,388
2,000,000	Georgia-Pacific LLC,
	7.00%, 01/15/2015
	(Callable 02/07/2011)
	(Acquired 10/29/2010;
	Cost $2,073,836)*	2,075,000
2,525,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/15/2009
	through 06/15/2010;
	Aggregate Cost
	$2,569,485)*	2,557,232
4,000,000	HP Enterprise Services
	LLC, Series B,
	6.00%, 08/01/2013	4,458,552

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Industrial – 22.2% (cont.)
$2,800,000	Kraft Foods Inc.
	Senior Unsecured Notes,
	2.625%, 05/08/2013 @	$2,879,570
6,025,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	6,429,186
4,090,000	Lafarge SA,
	6.15%, 07/15/2011 f	4,196,684
4,795,000	Marathon Oil
	Canada Corporation,
	8.375%, 05/01/2012 f	5,217,070
2,500,000	Medtronic, Inc., Series A,
	1.50%, 04/15/2011 @	2,500,000
4,500,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 07/19/2010
	through 10/25/2010;
	Aggregate Cost
	$4,843,249)*	4,842,090
6,030,000	Motiva Enterprises LLC
	Senior Unsecured Notes,
	5.20%, 09/15/2012
	(Acquired 05/13/2009
	through 10/22/2010;
	Aggregate Cost
	$6,239,731)*	6,380,662
	Nabors Industries, Inc.:
1,000,000	0.94%, 05/15/2011
	(Convertible until
	05/15/2011)	993,750
3,325,000	5.375%, 08/15/2012	3,510,389
175,000	News America
	Holdings Inc.,
	9.25%, 02/01/2013	201,687
1,000,000	Pfizer Inc.,
	4.45%, 03/15/2012	1,043,455
475,000	Plum Creek
	Timberlands, L.P.,
	5.875%, 11/15/2015	511,338
4,300,000	Posco,
	8.75%, 03/26/2014
	(Acquired 03/19/2009
	through 08/11/2010;
	Aggregate Cost
	$4,682,714)* f	5,039,677
4,950,000	Qwest Corporation,
	8.875%, 03/15/2012	5,352,188
542,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	582,381
1,672,000	Teck Resources Limited,
	9.75%, 05/15/2014 f	2,092,292
	Telecom Italia Capital: f
120,000	5.25%, 11/15/2013	125,017
4,875,000	4.95%, 09/30/2014	4,994,647
175,000	5.25%, 10/01/2015 @	179,175
2,535,000	Telefonica
	Emisiones S.A.U.,
	5.855%, 02/04/2013 f	2,706,589
1,000,000	Telefonica Moviles Chile SA,
	2.875%, 11/09/2015
	(Acquired 11/03/2010;
	Cost $997,270)* f	959,778
1,236,000	Texas Gas Transmission
	LLC, 5.50%, 04/01/2013
	(Acquired 11/02/2010
	through 11/10/2010;
	Aggregate Cost
	$1,327,698)*	1,328,830
	Time Warner Inc.:
2,916,000	8.875%, 10/01/2012	3,277,275
3,600,000	3.15%, 07/15/2015 @	3,657,665
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Industrial – 22.2% (cont.)
$300,000	Tyco Electronics
	Group S.A.,
	6.00%, 10/01/2012 f	$322,550
5,614,000	Union Pacific Railroad
	Co 2004 Pass Through
	Trust, 5.214%,
	09/30/2014 (Acquired
	10/22/2010 through
	12/03/2010; Aggregate
	Cost $6,211,898)*	6,033,478
1,000,000	United Parcel
	Service, Inc.,
	0.00%, 02/28/2053
	(Callable 02/28/2033) ^	990,590
280,000	UnitedHealth
	Group, Inc.,
	5.25%, 03/15/2011	282,373
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,683,057
5,901,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	6,328,002
1,600,000	Verizon New Jersey,
	Inc., Series A,
	5.875%, 01/17/2012	1,675,426
4,372,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	4,663,835
4,366,000	Vodafone Group PLC,
	5.35%, 02/27/2012 f	4,578,026
3,000,000	Volkswagen International
	Finance N.V.,
	1.625%, 08/12/2013
	(Acquired 08/05/2010;
	Cost $2,991,000)* f	2,998,461
3,125,000	Vulcan Materials Co.,
	5.60%, 11/30/2012	3,303,988
	Waste Management, Inc.:
1,925,000	7.65%, 03/15/2011	1,948,987
2,094,000	6.375%, 11/15/2012 @	2,283,578
1,185,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,286,940
932,000	Williams Partners LP,
	7.50%, 06/15/2011	959,350
		203,717,499
Other Government Related Securities – 1.1%
2,500,000	Corp Andina
	De Fomento Notes,
	5.20%, 05/21/2013 f	2,704,353
3,241,000	Export-Import
	Bank Korea Notes,
	5.125%, 02/14/2011 f	3,252,674
350,000	Korea Development Bank,
	5.30%, 01/17/2013 f	370,825
3,440,000	Landesbank Baden-
	Wurttemberg
	Subordinated Notes,
	6.35%, 04/01/2012 f	3,652,299
		9,980,151
Residential Mortgage Backed Securities – 2.1%
497,356	Bank of America
	Alternative Loan Trust,
	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	509,781
119,853	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	121,983
	Countrywide Alternative
	Loan Trust:
770,403	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	676,758

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Residential Mortgage Backed Securities – 2.1% (cont.)
$1,309,529	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	$1,315,113
424,266	Series 2005-73CB, Class
	1A7, 5.50%, 01/25/2036	373,167
1,906,838	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,336,699
79,491	Credit Suisse First Boston
	Mortgage Securities Corp.,
	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	80,308
64,286	Deutsche Alternative
	Securities, Inc. Mortgage,
	Series 2005-4, Class A2,
	5.05%, 09/25/2035	64,151
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
38,115	Series R015, Class AN,
	3.75%, 02/15/2013	38,270
400,881	Series 3033, Class LU,
	5.50%, 03/15/2013	418,904
1,400,672	Series 3124, Class VP,
	6.00%, 06/15/2014	1,488,636
67,399	Series R014, Class AL,
	5.50%, 10/15/2014	67,383
530,160	Series R001, Class AE,
	4.375%, 04/15/2015	540,448
187,168	Series 2789, Class VM,
	5.50%, 04/15/2015	189,463
1,021,922	Series 2857, Class VA,
	5.00%, 09/15/2015	1,076,721
965,856	Series R007, Class AC,
	5.875%, 05/15/2016	974,789
502,649	Series 2910, Class BD,
	4.50%, 11/15/2018	523,376
28,650	Series 5, Class B,
	1.013%, 05/15/2019
	(Callable 02/15/2011)	28,666
169,583	Series 2970, Class DA,
	5.50%, 01/15/2023	175,057
	Federal National Mortgage
	Association (FNMA):
350,000	2.00%, 04/19/2013
	(Callable 10/19/2011)	354,335
1,000,000	2.00%, 06/24/2013
	(Callable 06/24/2011)	1,005,712
1,000,000	1.00%, 09/23/2013	998,487
225,468	5.50%, 07/01/2015	241,848
118,810	Series 2002-73, Class 0D,
	5.00%, 06/25/2016	119,140
324,413	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	332,434
2,336,409	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	2,522,957
993,423	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	1,072,741
1,576,190	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	1,575,124
592,123	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	587,015
301,228	Merrill Lynch Mortgage
	Investors Trust, Series
	2005-A8, Class A1C1,
	5.25%, 08/25/2036	302,627

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Residential Mortgage Backed Securities – 2.1% (cont.)
	Washington Mutual, Inc.
	Pass-Thru Certificates:
$359,527	Series 2004-CB4,
	Class 21A, 5.50%,
	12/25/2019	$371,986
331,953	Series 2004-CB4,
	Class 22A, 6.00%,
	12/25/2019	342,664
		19,826,743
Taxable Municipal Bonds – 1.9%
	Alaska Municipal
	Bond Bank Authority:
1,000,000	1.422%, 08/01/2012	995,550
1,000,000	1.918%, 08/01/2013	990,010
	City of Des Moines IA:
1,000,000	2.082%, 06/01/2012	998,640
1,240,000	2.587%, 06/01/2013	1,238,438
336,765	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	305,318
	Illinois State:
6,000,000	2.186%, 02/01/2012	5,979,480
445,000	4.071%, 01/01/2014	447,999
60,000	Missouri State Housing
	Development Revenue
	Bond, 5.74%, 03/01/2037
	(Callable 09/01/2015)	58,781
5,000,000	Regional Transportation
	Authority Illinois,
	2.843%, 07/01/2012	5,046,100
1,000,000	San Francisco
	California City &
	County Revenue Bonds,
	1.869%, 05/01/2012	1,003,500
185,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	169,750
		17,233,566
Utilities – 15.4%
3,985,000	Allegheny Energy
	Supply Co. Senior
	Unsecured Notes,
	8.25%, 04/15/2012
	(Acquired 07/28/2010
	through 12/09/2010;
	Aggregate Cost
	$4,260,674)*	4,275,451
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,375,507
2,650,000	Arizona Public Service
	Co., 6.50%, 03/01/2012	2,800,594
600,000	Baltimore Gas &
	Electric Co. Senior
	Unsecured Notes,
	6.125%, 07/01/2013	662,188
115,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	125,043
4,978,000	Chugach
	Electric Association,
	6.55%, 03/15/2011	5,028,123
940,000	Commonwealth Edison
	Co., Series 98,
	6.15%, 03/15/2012	998,274
4,635,000	Consolidated Natural
	Gas, Series A,
	5.00%, 03/01/2014	4,972,530
4,649,000	Constellation Energy
	Group, Inc.,
	7.00%, 04/01/2012	5,002,459

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Utilities – 15.4% (cont.)
$3,340,000	DCP Midstream LLC,
	9.70%, 12/01/2013
	(Acquired 07/29/2010
	through 09/17/2010;
	Aggregate Cost
	$4,035,129)*	$4,003,003
6,920,000	DTE Energy Company,
	7.05%, 06/01/2011	7,094,170
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	556,923
3,160,000	Duquesne Light
	Co., Series O,
	6.70%, 04/15/2012	3,360,098
5,000,000	El Paso Pipeline Partners
	Operating Co LLC,
	4.10%, 11/15/2015	4,949,635
4,000,000	Enel Finance International,
	5.70%, 01/15/2013
	(Acquired 03/10/2010
	through 03/31/2010;
	Aggregate Cost
	$4,248,635)* f	4,243,764
	Energy Transfer Partners:
2,500,000	5.65%, 08/01/2012	2,648,760
2,000,000	5.95%, 02/01/2015 @	2,193,838
1,000,000	9.70%, 03/15/2019	1,292,460
407,000	Entergy Mississippi Inc.,
	4.65%, 05/01/2011	410,872
4,000,000	Exelon Generation
	Company, LLC,
	5.35%, 01/15/2014	4,330,284
2,873,000	FirstEnergy Corp.,
	Series B,
	6.45%, 11/15/2011	2,989,900
1,265,475	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 02/07/2011)
	(Acquired 04/02/2009;
	Cost $1,220,562)*	1,306,477
1,585,000	Hydro-Quebec,
	11.75%, 02/01/2012 f	1,761,342
4,895,000	Indiana Michigan
	Power, Series E,
	6.375%, 11/01/2012	5,283,687
1,700,000	Ipalco Enterprises Inc.,
	8.625%, 11/14/2011	1,763,750
	Kinder Morgan Energy
	Partners Senior
	Unsecured Notes:
2,145,000	6.75%, 03/15/2011	2,168,812
2,500,000	5.85%, 09/15/2012	2,680,628
3,180,000	Midamerican Energy
	Holdings Co.,
	5.875%, 10/01/2012	3,431,102
4,700,000	National Oilwell Varco
	Inc., Series B,
	6.125%, 08/15/2015
	(Callable 02/07/2011)	4,853,864
1,655,000	National Rural
	Utilities Corporation,
	7.25%, 03/01/2012	1,774,153
2,500,000	Northeast Utilities,
	7.25%, 04/01/2012	2,673,525
155,000	Old Dominion
	Electric Company,
	6.25%, 06/01/2011	158,461
1,648,000	ONEOK Inc.,
	7.125%, 04/15/2011	1,676,889
4,705,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012 @	4,968,941

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.1% (cont.)
Utilities – 15.4% (cont.)
$3,745,000	Pacific Gas and
	Electric Company,
	6.25%, 12/01/2013	$4,198,224
1,100,000	Pennsylvania
	Electric Co.,
	5.125%, 04/01/2014	1,161,790
	Plains All
	American Pipeline:
525,000	4.25%, 09/01/2012	547,468
2,870,000	7.75%, 10/15/2012	3,151,840
2,500,000	5.625%, 12/15/2013	2,734,333
	PPL Energy Supply,
	LLC Senior Notes:
3,004,000	6.40%, 11/01/2011	3,144,434
200,000	Series A, 5.70%,
	10/15/2015	218,907
3,739,000	Progress Energy Inc.
	Senior Notes,
	6.85%, 04/15/2012	4,005,093
1,771,000	PSE&G Power LLC,
	6.95%, 06/01/2012	1,909,421
4,535,000	Spectra Energy Capital,
	5.668%, 08/15/2014	4,998,953
2,810,000	Trans-Allegheny
	Interstate Line Company,
	4.00%, 01/15/2015
	(Acquired 01/19/2010
	through 07/15/2010;
	Aggregate Cost
	$2,810,512)*	2,885,626
4,088,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	4,517,424
1,080,000	United Energy
	Distribution,
	4.70%, 04/15/2011
	(Acquired 11/17/2009
	through 10/05/2010;
	Aggregate Cost
	$1,086,773)* f	1,088,486
3,935,000	Valero Energy
	Corporation,
	6.875%, 04/15/2012	4,187,552
600,000	Vectren Utility Holdings,
	Inc., 5.25%, 08/01/2013	645,589
2,650,000	Veolia Environnement,
	5.25%, 06/03/2013 f	2,862,731
		142,073,378
U.S. Government Agency Issues – 5.2%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,377,041
	Federal National Mortgage
	Association (FNMA):
13,150,000	4.375%, 03/15/2013	14,169,388
2,450,000	1.125%, 09/17/2013
	(Callable 03/17/2011)	2,444,353
22,425,000	2.75%, 03/13/2014	23,438,902
		47,429,684
U.S. Treasury Obligations – 11.8%
	U.S. Treasury Bonds:
20,000,000	0.875%, 01/31/2012 @	20,111,720
13,200,000	3.125%, 08/31/2013 @	14,003,339
3,000,000	2.00%, 11/30/2013 @	3,088,593
64,650,000	2.25%, 05/31/2014 @	66,877,386
4,000,000	2.375%, 10/31/2014 @	4,140,312
		108,221,350
	Total Long-Term
	Investments
	(Cost $877,333,734)	883,099,821

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Shares		Value
SHORT-TERM INVESTMENTS – 2.7%
Money Market Mutual Funds – 2.7%
8,282,914	Dreyfus Institutional
	Cash Advantage Fund,
	0.18% «	$8,282,914
16,750,777	The AIM STIT –
	Liquid Assets Portfolio,
	0.19% «	16,750,777
	Total Short-Term
	Investments
	(Cost $25,033,691)	25,033,691

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 15.3%
Commercial Paper – 0.1%
$1,003,514	Atlantic East
	Funding LLC,
	0.59%, 03/25/2011 †**	680,927
	Total Commercial Paper
	(Cost $1,003,514)	680,927

Shares
Investment Companies – 15.2%
139,505,551	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.29% «	139,505,551
	Total Investment
	Companies
	(Cost $139,505,551)	139,505,551
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $140,509,065)	140,186,478
	Total Investments
	(Cost $1,042,876,490)
	– 114.1%	1,048,319,990

Asset Relating to Securities
Lending Investments – 0.0%
	Support
	Agreement** ^ a	322,587
	Total (Cost $0)	322,587
	Liabilities in Excess of
	Other Assets – (14.1)%	(129,616,412)
	TOTAL NET
	ASSETS – 100.0%	$919,026,165

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at December 31, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Summary of Fair Value Exposure at December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$7,855,384	$—	$7,855,384
Commercial Mortgage Backed Securities	—	38,481,440	—	38,481,440
Corporate Debt Securities	—	634,071,503	—	634,071,503
Other Government Related Securities	—	9,980,151	—	9,980,151
Residential Mortgage Backed Securities	—	19,826,743	—	19,826,743
Taxable Municipal Bonds	—	17,233,566	—	17,233,566
U.S. Government Agency Issues	—	47,429,684	—	47,429,684
U.S. Treasury Obligations	—	108,221,350	—	108,221,350
Total Fixed Income	—	883,099,821	—	883,099,821
Short-Term Investments
Money Market Mutual Funds	25,033,691	—	—	25,033,691
Total Short-Term Investments	25,033,691	—	—	25,033,691
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	680,927	—	680,927
Money Market Mutual Funds	139,505,551	—	—	139,505,551
Total Investments Purchased with Cash
Proceeds from Securities Lending	139,505,551	680,927	—	140,186,478
Total Investments	$164,539,242	$883,780,748	$—	$1,048,319,990
Asset Relating to Securities Lending Investments	—	322,587	—	322,587

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2010

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$85,625
Accrued discounts/premiums	—
Realized gain (loss)	(10,975)
Change in unrealized appreciation (depreciation)	15,887
Net purchases (sales/paydowns)	(90,537)
Transfers in and/or out of Level 3*	—
Balance as of December 31, 2010	$—

*
The information used in the above reconciliation represents fiscal year activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Bond Fund

December 31, 2010

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The Fund entered the year with a significant yield advantage over its benchmark and was able to convert it into strong relative and absolute net performance in 2010.  The primary factors for the Fund’s outperformance over its benchmark index were:

• The underweight to U.S. Treasuries was beneficial to the Fund’s performance as Treasuries generally underperformed equal duration securities from the other high quality “spread sectors” of the bond market in 2010.
• An overweight to the corporate credit sector and specifically financial issues.  An overweight to credit was positive for relative performance as the credit sector performed well in 2010.  Financials were the best performing credit sector during the year.
• Price appreciation of Non-Agency mortgage-backed securities.  Non-Agency mortgages continued to perform well due to strong demand in the marketplace.
• Exposure to commercial mortgage backed securities (CMBS).  CMBS outperformed all other sectors during the year as limited supply was met with strong demand.
• Price recovery from certain securities with sound credit fundamentals whose market prices had temporarily fallen and subsequently appreciated in value.

The Fund maintained its duration-neutral positioning relative to its benchmark index, holding a broadly diversified portfolio of 339 securities at year end.

We are pleased with the Fund’s performance in 2010 and are confident in the individual issues and the overall structure of the Fund.  The Fund’s yield advantage over the benchmark is meaningful and we are optimistic regarding the Fund’s relative performance as we head into 2011.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$603,903,646	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	3.37%	Investor Class:	0.55	%***
Investor Class:	3.11%	Portfolio Turnover Rate:	38.7%
Average Effective Duration:	3.91 years	Total Number of Holdings:	339
Average Effective Maturity:	5.01 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2010.
***	Includes 0.25% 12b-1 fee.

Baird Intermediate Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Intermediate Bond Fund

Average Annual Total Returns

				Since
For the Periods Ended December 31, 2010	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	7.54%	5.78%	5.51%	6.03%
Investor Class Shares	7.30%	5.49%	5.23%	5.77%
Barclays Capital Intermediate
U.S. Government/Credit Bond Index(2)	5.89%	5.53%	5.51%	5.75%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2010.
(2)
The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and 10 years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5%
Asset Backed Securities – 1.9%
$97,453	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-1, Class A6,
	6.51%, 08/25/2027
	(Callable 01/25/2011)	$98,707
3,596	Cityscape Home
	Equity Loan Trust,
	Series 1997-C, Class A4,
	7.00%, 07/25/2028	3,425
	Countrywide Asset-
	Backed Certificates:
1,565,835	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	645,426
48,214	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	44,013
107,068	Series 2004-12, Class AF6,
	4.634%, 03/25/2035
	(Callable 05/25/2019)	107,909
4,282,311	Series 2005-1, Class AF6,
	5.03%, 07/25/2035
	(Callable 06/25/2020)	4,266,758
2,933,888	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	2,682,747
368,507	Series 2006-13,
	Class 1AF3, 5.944%,
	01/25/2037	207,932
1,380,000	Series 2006-9,
	Class 1AF3, 5.859%,
	10/25/2046	730,239
	Delta Funding Home
	Equity Loan Trust:
50,885	Series 1997-2, Class A6,
	7.04%, 06/25/2027	53,231
14,420	Series 1999-1, Class A6F,
	6.34%, 12/15/2028	14,022
538,268	Series 1999-2, Class A7F,
	7.03%, 08/15/2030	532,875
15,346	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	14,774
	Green Tree Financial
	Corporation:
92,282	Series 1993-4, Class A5,
	7.05%, 01/15/2019
	(Callable 01/15/2011)	94,473
690,677	Series 1998-2, Class A5,
	6.24%, 12/01/2028	683,922
928,180	Series 1998-3, Class A5,
	6.22%, 03/01/2030	983,097
352,716	Series 1998-4, Class A5,
	6.18%, 04/01/2030	357,399
33,668	IMC Home Equity Loan
	Trust, Series 1998-1, Class
	A6, 7.02%, 06/20/2029	33,746
154,420	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017
	(Callable 01/15/2011)	144,197
13,882	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033	13,989
73,171	Structured Asset Securities
	Corporation, Series
	2005-2XS, Class 1A2A,
	4.51%, 02/25/2035	73,463
		11,786,344

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Commercial Mortgage Backed Securities – 2.1%
$5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1,
	Class A4, 5.222%,
	07/15/2044	$6,026,795
1,095,262	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	1,094,881
5,000,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2005-C22,
	Class A4, 5.27%,
	12/15/2044	5,359,942
		12,481,618
Financial – 23.7%
2,787,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	3,140,552
550,000	American General
	Finance Corporation,
	4.00%, 03/15/2011 @	545,875
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	549,867
1,475,000	ANZ National (Int’l) LTD,
	2.375%, 12/21/2012
	(Acquired 12/15/2009;
	Cost $1,473,171)* f @	1,497,758
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	636,059
1,900,000	Bancwest Corporation,
	8.30%, 01/15/2011	1,900,230
835,000	Bank of America
	Corporation Subordinated
	Notes, 10.20%, 07/15/2015	989,253
2,390,000	Bank of Ireland,
	2.75%, 03/02/2012
	(Acquired 06/01/2010
	through 07/23/2010;
	Aggregate
	Cost $2,368,539)* f	2,278,265
1,500,000	Bank of Tokyo –
	Mitsubishi/UFJ Ltd.,
	7.40%, 06/15/2011 f	1,528,436
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Callable 02/07/2011)
	(Acquired 01/04/2006
	through 11/06/2007;
	Aggregate
	Cost $2,760,217)*	2,711,844
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 02/07/2011)	1,831,560
2,390,000	Barclays Bank PLC,
	5.00%, 09/22/2016 f @	2,529,098
2,322,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,674,918
1,150,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,311,044
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2049
	(Callable 02/01/2016)
	(Acquired 01/20/2006;
	Cost $1,000,000)* f	300,000
1,000,000	Capital One
	Financial Corporation,
	7.375%, 05/23/2014	1,137,931
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019
	(Acquired 11/20/2009;
	Cost $997,520)* f	1,016,676

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Financial – 23.7% (cont.)
$77,178	CIT Group Funding,
	10.25%, 05/01/2017	$78,822
	CIT Group, Inc.:
19,535	7.00%, 05/01/2013
	(Callable 02/22/2011) @	19,926
29,303	7.00%, 05/01/2014
	(Callable 02/22/2011) @	29,596
29,302	7.00%, 05/01/2015
	(Callable 02/22/2011)	29,375
48,839	7.00%, 05/01/2016
	(Callable 02/22/2011)	49,022
68,374	7.00%, 05/01/2017
	(Callable 02/22/2011) @	68,545
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,064,830
200,000	5.50%, 10/15/2014 @	215,489
950,000	6.01%, 01/15/2015	1,042,175
2,000,000	CNA Financial
	Corporation,
	6.50%, 08/15/2016	2,141,800
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Callable 02/07/2011)
	(Acquired 11/29/2005
	through 10/10/2007;
	Aggregate
	Cost $1,800,694)*	1,796,353
1,900,000	Countrywide
	Financial Corporation,
	6.25%, 05/15/2016	1,948,423
2,000,000	Credit Suisse New York
	Branch Senior Notes,
	4.375%, 08/05/2020 f	1,963,598
1,000,000	Daimler Finance
	North America LLC,
	7.30%, 01/15/2012 @	1,062,483
1,577,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f @	1,670,928
403,816	First National Bank of
	Chicago Pass-Thru
	Certificates, Series 1993-A,
	8.08%, 01/05/2018	444,416
2,125,000	First Union Capital I, Series
	A, 7.935%, 01/15/2027
	(Callable 02/07/2011)	2,186,068
1,546,000	FMR LLC,
	4.75%, 03/01/2013
	(Acquired 02/26/2003
	through 12/01/2009;
	Aggregate
	Cost $1,559,585)*	1,623,637
	General Electric
	Capital Corporation:
800,000	4.375%, 09/21/2015	838,842
2,000,000	5.625%, 09/15/2017 @	2,193,000
1,600,000	6.00%, 08/07/2019 @	1,780,146
2,300,000	5.50%, 01/08/2020 @	2,459,820
1,150,000	Genworth Financial Inc.,
	5.75%, 06/15/2014	1,191,972
3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 02/02/2010;
	Aggregate
	Cost $3,490,048)*	3,652,293
	GMAC Inc.:
80,000	7.50%, 12/31/2013	85,800
96,000	8.00%, 12/31/2018 @	101,520

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Financial – 23.7% (cont.)
$200,000	GMAC LLC,
	6.75%, 12/01/2014	$209,562
	The Goldman
	Sachs Group, Inc.:
1,125,000	5.15%, 01/15/2014	1,211,697
1,000,000	6.00%, 05/01/2014 @	1,101,638
2,000,000	6.15%, 04/01/2018	2,202,386
1,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Callable 05/16/2016)
	(Acquired 05/16/2006
	through 11/08/2007;
	Aggregate
	Cost $1,792,736)*	1,800,000
1,000,000	Hartford Financial
	Services Group,
	4.00%, 03/30/2015 @	1,002,716
1,758,000	HSBC Finance
	Corporation,
	6.676%, 01/15/2021
	(Acquired 12/09/2009;
	Aggregate
	Cost $1,702,767)*	1,776,074
	ING Bank N.V.: f
2,000,000	2.00%, 10/18/2013
	(Acquired 10/28/2010;
	Cost $2,002,100)*	1,976,140
1,000,000	3.00%, 09/01/2015
	(Acquired 08/17/2010;
	Cost $997,320)*	975,260
	Invesco Ltd.: f
2,755,000	5.625%, 04/17/2012	2,862,178
1,000,000	5.375%, 02/27/2013	1,057,776
2,075,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 01/07/2010;
	Cost $2,073,880)* f	1,861,312
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013 @	963,375
75,000	5.85%, 03/15/2017 @	64,594
2,000,000	Jackson National
	Life Global,
	5.125%, 02/10/2011
	(Acquired 07/21/2009;
	Cost $2,001,329)*	2,007,996
2,000,000	Jefferies Group Inc.,
	6.875%, 04/15/2021	2,078,542
	J.P. Morgan Chase & Co.:
500,000	6.625%, 03/15/2012	531,502
575,000	5.75%, 01/02/2013	623,045
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	2,217,668
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 06/12/2009;
	Cost $2,631,716)* f	2,933,424
	Liberty Mutual Group Inc.:
1,300,000	7.25%, 09/01/2012
	(Acquired 08/03/2004
	through 11/23/2010;
	Aggregate
	Cost $1,355,893)*	1,379,603
1,000,000	5.75%, 03/15/2014
	(Acquired 09/03/2009
	through 10/15/2010;
	Aggregate Cost $979,813)*	1,040,104
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Financial – 23.7% (cont.)
$1,650,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 02/09/2010;
	Cost $1,609,308)* f @	$1,629,152
1,650,000	Manulife Financial
	Corporation,
	4.90%, 09/17/2020 f	1,570,270
	Marsh & McLennan
	Companies, Inc.:
1,825,000	6.25%, 03/15/2012	1,903,929
700,000	4.85%, 02/15/2013	731,530
1,076,000	5.375%, 07/15/2014	1,144,647
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $500,000)*	268,750
	Merrill Lynch & Company.:
1,000,000	5.70%, 05/02/2017	1,003,361
1,000,000	6.875%, 04/25/2018	1,094,358
2,500,000	Monumental Global
	Funding II,
	5.65%, 07/14/2011	2,544,653
	Morgan Stanley:
1,000,000	5.625%, 01/09/2012	1,044,144
100,000	4.75%, 04/01/2014	102,403
1,400,000	6.625%, 04/01/2018	1,518,677
750,000	Morgan Stanley
	Dean Witter & Co.,
	6.75%, 10/15/2013	817,662
534,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	537,168
2,320,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	2,373,181
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 02/07/2011)	1,275,750
2,500,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	2,606,478
1,000,000	North Fork Capital Trust
	II, 8.00%, 12/15/2027
	(Callable 02/07/2011)	1,005,000
1,500,000	Pooled Funding Trust I,
	2.74%, 02/15/2012
	(Acquired 08/10/2009;
	Cost $1,511,768)*	1,527,395
	Protective Life
	Secured Trust:
3,091,000	5.45%, 09/28/2012	3,302,547
225,000	4.30%, 06/01/2013	234,149
3,125,000	Prudential Financial Inc.,
	5.15%, 01/15/2013	3,333,105
2,000,000	Rabobank Nederland
	Global Senior Unsecured
	Notes, 4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $1,996,340)* f	2,127,658
1,650,000	Regions Bank,
	7.50%, 05/15/2018 @	1,699,500
3,100,000	Royal Bank of Scotland
	Group PLC,
	5.625%, 08/24/2020 f @	3,082,020
1,800,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	1,808,977
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	1,344,772

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Financial – 23.7% (cont.)
	SLM Corporation:
$1,500,000	5.40%, 10/25/2011	$1,526,468
250,000	5.375%, 05/15/2014	251,232
1,000,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	1,090,445
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,151,724
2,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	2,358,278
1,046,000	Toll Road Inv. Partnership
	II, 0.00%, 02/15/2011
	(Acquired 09/28/2004;
	Cost $1,040,220)* ^	1,038,267
850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	947,838
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	700,887
1,000,000	Washington Mutual
	Financial Corporation,
	6.875%, 05/15/2011	1,020,883
3,000,000	Westpac Banking
	Corporation,
	3.00%, 08/04/2015 f	3,015,174
		142,927,269
Industrial – 18.5%
2,775,000	Allied Waste North
	America, Inc., Series B,
	7.125%, 05/15/2016
	(Callable 05/15/2011)	2,938,031
	Ameritech Capital
	Funding Debentures:
931,500	9.10%, 06/01/2016	1,092,947
1,008,000	6.45%, 01/15/2018	1,134,449
1,000,000	Anadarko Petroleum
	Corporation Senior
	Unsecured Notes,
	6.95%, 06/15/2019	1,121,935
2,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	2,577,488
2,000,000	British
	Telecommunications PLC,
	5.95%, 01/15/2018 f	2,189,040
	Bunge Limited
	Finance Corporation:
1,925,000	5.35%, 04/15/2014	2,023,394
1,085,000	5.10%, 07/15/2015	1,119,171
2,900,000	Chevron Phillips
	Chemical Company LLC,
	7.00%, 06/15/2014
	(Acquired 04/16/2010;
	Cost $3,219,867)* @	3,287,619
1,250,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	812,500
	Comcast Cable Holdings:
1,856,000	9.80%, 02/01/2012	2,020,132
125,000	8.375%, 03/15/2013	142,237
525,000	Comcast Corporation,
	6.50%, 01/15/2017	605,205
75,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	84,968
3,275,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	3,501,898
2,650,000	ConAgra Foods, Inc.,
	5.875%, 04/15/2014	2,933,865
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,404,900

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Industrial – 18.5% (cont.)
	CSX Corporation:
$1,775,000	5.75%, 03/15/2013	$1,935,345
450,000	6.25%, 04/01/2015	511,393
1,300,000	Deutsche Telekom
	International Finance BV,
	6.00%, 07/08/2019 f	1,470,622
3,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	3,326,249
	Donnelley (R.R.)
	& Sons Co.:
1,000,000	8.60%, 08/15/2016	1,148,647
875,000	6.125%, 01/15/2017	894,457
1,000,000	7.625%, 06/15/2020 @	1,071,116
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	1,027,500
2,000,000	Enterprise Products
	Operating LLC,
	7.625%, 02/15/2012	2,132,094
837,074	Federal Express
	Corporation 1995
	Pass-Thru Certificates,
	Series B2,
	7.11%, 01/02/2014
	(Callable 02/07/2011)	840,004
1,261,000	Fiserv, Inc.,
	6.125%, 11/20/2012	1,363,743
2,000,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.375%, 04/01/2017
	(Callable 04/01/2012)	2,212,500
1,260,000	GTE Corporation,
	6.84%, 04/15/2018	1,428,357
1,375,000	Hanson
	Australia Funding,
	5.25%, 03/15/2013 f	1,402,500
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	663,000
1,195,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	through 10/19/2006;
	Aggregate
	Cost $1,200,362)*	1,210,254
620,000	Highmark Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003
	through 06/16/2010;
	Aggregate Cost $633,710)*	696,886
250,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	292,837
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,259,296
2,500,000	Hutchison Whampoa
	International LTD,
	7.625%, 04/09/2019
	(Acquired 10/16/2009
	through 04/28/2010;
	Aggregate
	Cost $2,825,433)* f	2,998,827
1,000,000	Ingersoll-Rand
	Company Debentures,
	6.391%, 11/15/2027 f	1,081,499
1,625,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	1,777,019
1,675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	1,787,367

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Industrial – 18.5% (cont.)
	Lafarge SA: f
$1,000,000	5.50%, 07/09/2015
	(Acquired 07/06/2010;
	Cost $999,140)*	$1,039,130
625,000	6.50%, 07/15/2016	665,718
180,000	Limited Brands, Inc.,
	5.25%, 11/01/2014 @	186,300
1,225,000	Marathon Global
	Funding Corporation,
	6.00%, 07/01/2012	1,308,899
75,000	Martin Marietta Materials,
	Inc., 6.60%, 04/15/2018	80,635
1,625,000	Masco Corporation,
	6.125%, 10/03/2016	1,660,701
2,000,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 05/19/2010;
	Cost $2,142,437)*	2,152,040
	Nabors Industries, Inc.:
2,500,000	0.94%, 05/15/2011
	(Convertible until
	05/15/2011)	2,484,375
825,000	6.15%, 02/15/2018	880,568
2,307,000	Nextel Communications
	Senior Notes, Series E,
	6.875%, 10/31/2013
	(Callable 01/18/2011) @	2,312,768
700,000	PCCW-HKT Capital II
	Ltd., 6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731)* f	754,149
925,000	Pearson Dollar Finance
	PLC, 5.70%, 06/01/2014
	(Acquired 09/28/2005
	through 12/14/2007;
	Aggregate
	Cost $929,364)* f	1,002,724
2,045,000	Plum Creek Timberlands,
	L.P., 5.875%, 11/15/2015	2,201,447
100,000	Qwest Capital
	Funding, Inc.,
	7.25%, 02/15/2011	100,250
2,000,000	Qwest Corporation,
	8.875%, 03/15/2012	2,162,500
2,093,000	Reed Elsevier
	Capital Notes,
	4.625%, 06/15/2012	2,176,687
450,000	Rio Tinto Alcan, Inc.,
	5.00%, 06/01/2015 f	490,144
	Rio Tinto Financial
	USA Ltd.: f
1,800,000	6.50%, 07/15/2018	2,098,521
500,000	3.50%, 11/02/2020	474,635
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016 @	483,125
1,175,000	Sunoco, Inc. Senior
	Unsecured Notes,
	5.75%, 01/15/2017 @	1,226,944
	TCI Communications, Inc.:
550,000	7.875%, 08/01/2013	628,891
1,583,000	8.75%, 08/01/2015	1,948,497
1,045,000	Teck Resources Limited,
	10.25%, 05/15/2016
	(Callable 05/15/2013) f @	1,293,188
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,393,378
725,000	5.25%, 10/01/2015 @	742,297

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Industrial – 18.5% (cont.)
	Telefonica Emisiones,
	S.A.U.: f
$1,725,000	6.421%, 06/20/2016	$1,885,411
1,000,000	6.221%, 07/03/2017	1,075,426
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017 @	1,115,798
1,000,000	Time Warner, Inc.,
	4.70%, 01/15/2021 @	1,018,169
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,491,680
500,000	Tyco Electronics Group
	S. A., 6.55%, 10/01/2017 f	568,208
650,000	Tyco International Finance,
	6.00%, 11/15/2013 f	721,070
	United AirLines, Inc.
	Pass-Thru Certificates:
169,206	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	72,970
192,514	Series 2000-2, Class C,
	7.762%, 04/29/2049 §	124,893
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,672,658
375,000	Verizon Communications,
	Inc., 5.50%, 04/01/2017	414,408
1,050,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	1,120,089
500,000	Viacom Inc.,
	6.25%, 04/30/2016	569,015
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018 @	2,096,240
25,000	Waste Management, Inc.,
	5.00%, 03/15/2014	27,020
1,450,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,574,736
500,000	Willamette Industries,
	Inc. Notes,
	6.60%, 06/05/2012	523,181
1,000,000	Williams Partners LP,
	5.25%, 03/15/2020	1,036,600
		111,577,374
Other Government Related Securities – 1.6%
375,000	Corp Andina
	De Fomento Notes,
	7.375%, 01/18/2011 f @	375,970
1,000,000	Export-Import
	Bank Korea Notes,
	5.125%, 02/14/2011 f	1,003,602
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,326,532
300,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	326,014
350,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	386,257
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f	2,762,625
1,495,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	1,590,523
		9,771,523
Residential Mortgage Backed Securities – 6.9%
	Bank of America
	Alternative Loan Trust:
319,917	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	321,446
890,212	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	897,939
1,169,738	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	1,179,448

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Residential Mortgage Backed Securities – 6.9% (cont.)
$50,320	Series 2005-6, Class 7A1,
	5.50%, 07/25/2020	$49,033
613,583	Series 2006-2, Class 7A1,
	6.00%, 03/25/2021	587,249
897,849	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	861,835
959,052	Series 2006-4, Class 3CB4,
	6.00%, 05/25/2046	852,796
682,801	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	698,656
	Citicorp Mortgage
	Securities, Inc.:
941,001	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	962,441
603,432	Series 2004-4, Class A5,
	5.50%, 06/25/2034	604,576
	Countrywide Alternative
	Loan Trust:
202,608	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	206,961
885,964	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	778,271
915,213	Series 2005-85CB, Class
	3A1, 5.25%, 02/25/2021
	(Acquired 09/26/2007
	through 01/28/2009;
	Aggregate Cost $878,728)*	874,670
1,368,125	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021
	(Callable 04/25/2018)	1,161,596
108,943	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	107,004
85,917	Series 2005-11CB, Class
	2A1, 5.50%, 06/25/2035	72,613
646,681	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	649,438
	Credit Suisse First Boston
	Mortgage Securities
	Corporation:
37,096	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	37,477
95,556	Series 2005-3, Class 3A27,
	5.50%, 07/25/2035	98,487
	Federal Gold Loan Mortgage
	Corporation (FGLMC)
	Pass-Thru Certificates:
346,781	5.00%, 08/01/2011	355,438
549,142	6.00%, 06/01/2021	599,681
30,241	6.00%, 07/01/2028	33,235
	Federal Home Loan Mortgage
	Corporation (FHLMC):
698,991	Series 3033, Class LU,
	5.50%, 03/15/2013	730,417
176,809	Series 2695, Class UA,
	5.50%, 09/15/2014	176,911
161,907	Series R014, Class AL,
	5.50%, 10/15/2014	161,867
1,496,387	Series R003, Class VA,
	5.50%, 08/15/2016	1,617,750
1,933,077	Series 3122, Class VA,
	6.00%, 01/15/2017	2,043,789
1,367,898	Series R010, Class VA,
	5.50%, 04/15/2017	1,490,122
1,286,051	Series R009, Class AJ,
	5.75%, 12/15/2018	1,345,602
3,525	Series 74, Class F,
	6.00%, 10/15/2020
	(Callable 02/15/2011)	3,879
67,961	Series 2673, Class NC,
	5.50%, 05/15/2021	69,767

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Residential Mortgage Backed Securities – 6.9% (cont.)
$28,165	Series 1395, Class G,
	6.00%, 10/15/2022
	(Callable 01/15/2011)	$30,999
1,314,267	Series 2970, Class DA,
	5.50%, 01/15/2023	1,356,694
	Federal National Mortgage
	Association (FNMA):
220,958	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	225,075
67,991	Series 2005-6, Class VE,
	5.50%, 04/25/2016	71,455
465,105	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	476,606
6,907	Series 2003-35, Class TD,
	5.00%, 12/25/2016	6,936
17,737	Series 1989-2, Class D,
	8.80%, 01/25/2019	21,699
1,262	Series G-29, Class O,
	8.50%, 09/25/2021	1,412
99,693	Series 1991-137, Class H,
	7.00%, 10/25/2021	111,942
77,071	Series 1992-136, Class PK,
	6.00%, 08/25/2022	84,346
49,441	Series 1993-32, Class H,
	6.00%, 03/25/2023	54,069
2,189,140	Series 2002-85, Class PD,
	5.50%, 05/25/2031	2,260,092
52,325	Series 2004-90, Class YB,
	4.00%, 07/25/2032	53,818
1,757,594	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	1,897,927
1,418,571	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	1,417,612
1,048,008	GMAC Mortgage
	Corporation Loan Trust,
	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	1,061,337
262,584	Government National
	Mortgage Association
	(GNMA),
	Series 1999-4, Class ZB,
	6.00%, 02/20/2029	287,563
	J.P. Morgan Alternative
	Loan Trust:
2,388,163	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	2,178,430
1,077,899	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	703,526
888,185	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	880,522
457,427	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021
	(Callable 04/25/2015)	443,705
	Master Alternative
	Loans Trust:
1,407,501	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	1,426,712
317,657	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019
	(Callable 06/25/2018)	322,947
264,667	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	261,688
45,184	Merrill Lynch Mortgage
	Investors Trust,
	Series 2005-A8, Class
	A1C1, 5.25%, 08/25/2036	45,394

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Residential Mortgage Backed Securities – 6.9% (cont.)
	Residential Accredit
	Loans, Inc.:
$130,273	Series 2004-QS6, Class A1,
	5.00%, 05/25/2019
	(Callable 04/25/2015)	$133,094
39,312	Series 2004-QS13, Class
	CB, 5.00%, 09/25/2019
	(Callable 11/25/2015)	40,312
225,024	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033
	(Callable 03/25/2014)	228,829
	Washington Mutual, Inc.
	Pass-Thru Certificates:
1,621,118	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	1,677,278
2,198,815	Series 2004-CB3, Class 3A,
	5.50%, 10/25/2019	2,236,682
757,530	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	778,560
512,325	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	530,080
663,907	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	685,327
		41,623,062
Taxable Municipal Bonds – 3.8%
	Alaska Municipal Bond
	Bank Authority:
1,000,000	4.309%, 08/01/2018	963,180
1,340,000	4.459%, 08/01/2019	1,287,673
3,375,000	California Qualified School
	Construction Bonds,
	5.955%, 03/01/2019	3,385,361
2,500,000	California School
	Finance Authority,
	4.426%, 07/01/2020	2,366,550
	California State:
900,000	5.45%, 04/01/2015	939,816
500,000	5.50%, 03/01/2016	513,675
2,500,000	Contra Costa County
	California Pension
	Obligation,
	5.14%, 06/01/2017	2,508,200
1,465,000	Dallas Independent
	School District,
	4.95%, 02/15/2022
	(Callable 02/15/2021)	1,452,342
1,000,000	Davie Florida Water
	& Sewer Revenue,
	6.062%, 10/01/2025
	(Callable 10/01/2020)	1,006,340
5,000,000	Illinois State,
	3.636%, 02/01/2014	4,972,051
2,100,000	North East Independent
	School District Texas,
	5.24%, 08/01/2027	1,982,190
1,330,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	1,220,368
		22,597,746
Utilities – 9.5%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,375,506
2,765,000	Baltimore Gas
	& Electric Co.
	Senior Unsecured Notes,
	6.125%, 07/01/2013	3,051,581

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Utilities – 9.5% (cont.)
	Dominion Resources Inc.:
$1,380,000	6.25%, 06/30/2012	$1,483,023
1,000,000	Series C, 5.15%,
	07/15/2015	1,106,854
425,000	6.00%, 11/30/2017	481,202
1,000,000	DTE Energy Company,
	7.625%, 05/15/2014	1,152,622
3,000,000	El Paso Pipeline Partners
	Operating Co LLC,
	4.10%, 11/15/2015	2,969,781
2,000,000	Enel Finance
	International,
	5.70%, 01/15/2013
	(Acquired 03/31/2010;
	Cost $2,123,393)* f	2,121,882
	Energy Transfer Partners:
600,000	5.65%, 08/01/2012	635,702
1,336,000	5.95%, 02/01/2015 @	1,465,484
515,000	9.70%, 03/15/2019	665,617
1,000,000	Exelon Corporation,
	4.90%, 06/15/2015	1,066,431
2,585,000	Exelon Generation
	Company LLC,
	5.35%, 01/15/2014	2,798,446
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,531,250
199,594	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $214,585)*	205,451
1,000,000	Korea Hydro & Nuclear
	Power Company Senior
	Unsecured Notes,
	6.25%, 06/17/2014
	(Acquired 06/10/2009;
	Cost $989,350)* f @	1,097,450
3,139,000	Midamerican Energy
	Holdings Co.,
	5.875%, 10/01/2012	3,386,864
2,475,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,825,554
2,000,000	National Rural
	Utilities Corporation,
	10.375%, 11/01/2018	2,758,848
1,100,000	NiSource Finance
	Corporation,
	10.75%, 03/15/2016	1,471,133
1,875,000	ONEOK Inc.,
	7.125%, 04/15/2011	1,907,869
935,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012	987,452
	PPL Energy Supply, LLC
	Senior Notes:
388,000	6.40%, 11/01/2011	406,139
1,775,000	Series A, 5.70%,
	10/15/2015	1,942,798
1,175,000	Progress Energy Inc.
	Senior Notes,
	6.85%, 04/15/2012	1,258,621
	PSE&G Power LLC:
425,000	5.00%, 04/01/2014 @	456,047
144,000	5.32%, 09/15/2016	157,565
220,000	5.125%, 04/15/2020	228,914
736,181	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	822,910
1,000,000	Rockies Express Pipeline
	LLC, 5.625%, 04/15/2020
	(Acquired 03/17/2010;
	Cost $999,110)*	966,625
2,700,000	Spectra Energy Capital,
	5.668%, 08/15/2014	2,976,224

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 96.5% (cont.)
Utilities – 9.5% (cont.)
$2,500,000	Trans-Allegheny
	Interstate Line Company,
	4.00%, 01/15/2015
	(Acquired 01/19/2010;
	Cost $2,490,650)*	$2,567,283
2,005,000	Transcontinental
	Gas Pipe Line
	Corporation
	Senior Notes,
	8.875%, 07/15/2012	2,215,615
	Vectren Utility
	Holdings, Inc.:
1,000,000	6.625%, 12/01/2011	1,050,401
575,000	5.25%, 08/01/2013	618,690
2,000,000	West Penn
	Power Company,
	5.875%, 08/15/2016
	(Acquired 10/25/2010;
	Cost $2,283,692)*	2,215,194
		57,429,028
U.S. Government Agency Issues – 8.1%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014 @	7,377,041
225,000	Federal Home Loan
	Mortgage Corporation
	(FHLMC),
	4.50%, 07/15/2013	245,135
	Federal National Mortgage
	Association (FNMA):
32,125,000	2.75%, 03/13/2014 @	33,577,468
7,500,000	2.625%, 11/20/2014 @	7,785,165
		48,984,809

U.S. Treasury Obligations – 20.4%
	U.S. Treasury Bonds:
48,050,000	2.375%, 03/31/2016 @	48,658,121
24,500,000	3.875%, 05/15/2018 @	26,360,481
15,175,000	9.125%, 05/15/2018 @	21,742,922
10,000,000	7.875%, 02/15/2021 @	13,950,000
10,000,000	6.25%, 08/15/2023 @	12,568,750
		123,280,274
	Total Long-Term
	Investments
	(Cost $570,912,803)	582,459,047

Shares
SHORT-TERM INVESTMENTS – 2.3%
Money Market Mutual Funds – 2.3%
2,978,634	Dreyfus Institutional
	Cash Advantage
	Fund, 0.18% «	2,978,634
11,089,142	The AIM STIT – Liquid
	Assets Portfolio, 0.19% «	11,089,142
	Total Short-Term
	Investments
	(Cost $14,067,776)	14,067,776

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 29.8%
Commercial Paper – 0.3%
$2,535,728	Atlantic East Funding LLC,
	0.59%, 03/25/2011 †**	1,720,601
	Total Commercial Paper
	(Cost $2,535,728)	1,720,601

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Shares	Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 29.8% (cont.)
Investment Companies – 29.5%
178,013,857	Mount Vernon Securities
Lending Trust Prime
Portfolio, 0.29% «	$178,013,857
Total Investment
Companies
(Cost $178,013,857)	178,013,857
Total Investments
Purchased With Cash
Proceeds From
Securities Lending
(Cost $180,549,585)	179,734,458
Total Investments
(Cost $765,530,164)
– 128.6%	776,261,281

Asset Relating to Securities
Lending Investments – 0.1%
Support Agreement** ^ a	815,127
Total (Cost $0)	815,127
Liabilities in Excess of
Other Assets – (28.7)%	(173,172,762)
TOTAL NET
ASSETS – 100.0%	$603,903,646

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at December 31, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Summary of Fair Value Exposure at December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$11,786,344	$—	$11,786,344
Commercial Mortgage Backed Securities	—	12,481,618	—	12,481,618
Corporate Debt Securities	—	311,933,671	—	311,933,671
Other Government Related Securities	—	9,771,523	—	9,771,523
Residential Mortgage Backed Securities	—	41,623,062	—	41,623,062
Taxable Municipal Bonds	—	22,597,746	—	22,597,746
U.S. Government Agency Issues	—	48,984,809	—	48,984,809
U.S. Treasury Obligations	—	123,280,274	—	123,280,274
Total Fixed Income	—	582,459,047	—	582,459,047
Short-Term Investments
Money Market Mutual Funds	14,067,776	—	—	14,067,776
Total Short-Term Investments	14,067,776	—	—	14,067,776
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,720,601	—	1,720,601
Money Market Mutual Funds	178,013,857	—	—	178,013,857
Total Investments Purchased with
Cash Proceeds from Securities Lending	178,013,857	1,720,601	—	179,734,458
Total Investments	$192,081,633	$584,179,648	$—	$776,261,281
Asset Relating to Securities Lending Investments	$—	$815,127	$—	$815,127

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2010

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$607,755
Accrued discounts/premiums	—
Realized gain (loss)	(77,902)
Change in unrealized appreciation (depreciation)	112,761
Net purchases (sales)	(642,614)
Transfers in and/or out of Level 3*	—
Balance as of December 31, 2010	$—

*
The information used in the above reconciliation represents fiscal year activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund

December 31, 2010

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The Fund delivered solid, positive returns in 2010.  The Fund’s focus on high quality issues detracted from relative performance for the year as lower quality issues significantly outperformed higher quality issues.

We remain concerned that declining credit fundamentals in many municipalities could result in prevalent downgrades and selective price declines in the market in 2011 and we continue to emphasize high quality, intermediate holdings.  The Fund was comprised of a broadly diversified portfolio of 286 securities at year end, with 65% of its investments in pre-refunded bonds.

With its focus on high quality holdings, we believe the Fund is well-positioned for 2011.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$941,753,894	Annualized Expense Ratio:
SEC 30-Day Yield:***		Institutional Class:	0.30%
Institutional Class:	2.35%	Investor Class:	0.55	%****
Investor Class:	2.10%	Portfolio Turnover Rate:	8.7%
Average Effective Duration:	5.12 years	Total Number of Holdings:	286
Average Effective Maturity:	6.10 years

*	Percentages shown are based on the Fund’s total investments.
**	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
***	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2010.
****	Includes 0.25% 12b-1 fee.

Baird Intermediate Municipal Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (3/30/01), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (3/30/01), assuming reinvestment of all distributions.

Baird Intermediate Municipal Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2010	One Year	Five Years	Inception(1)
Institutional Class Shares	2.42%	4.71%	4.92%
Investor Class Shares	2.11%	4.43%	4.65%
Barclays Capital 7-Year General Obligation Bond Index(2)	4.34%	5.15%	5.00%

(1)	For the period from March 30, 2001 (commencement of operations) through December 31, 2010.
(2)
The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1%
Alabama – 2.2%
$1,000,000	Alabama State Public
	School & College
	Authority, 5.00%,
	05/01/2019	$1,126,660
1,000,000	Camden Alabama
	Industrial Development
	Board Revenue,
	6.125%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	1,138,970
1,080,000	Gulf Shores Alabama,
	5.00%, 12/15/2018
	(Callable 12/15/2017)	1,142,878
	Montgomery Alabama
	Special Care
	Facility Revenue:
11,385,000	5.00%, 11/15/2021
	(Pre-refunded to
	11/15/2014)	12,851,387
3,985,000	5.25%, 11/15/2029
	(Pre-refunded to
	11/15/2014)	4,535,448
		20,795,343
Alaska – 0.1%
1,000,000	Alaska State Housing
	Finance Corporation,
	5.00%, 06/01/2017
	(Callable 06/01/2015)
	(Insured by NPFGC)	1,071,690

Arizona – 1.9%
	Arizona Health Facilities
	Authority Hospital Revenue:
3,000,000	6.00%, 02/15/2032
	(Pre-refunded to
	02/15/2012)	3,207,510
1,415,000	6.375%, 12/01/2037
	(Pre-refunded to
	12/01/2012)	1,575,801
2,375,000	Arizona School Facilities
	Board Revenue, 5.75%,
	07/01/2018 (Pre-refunded
	to 07/01/2014)	2,725,574
1,860,000	Maricopa County Arizona
	University School District
	No. 48 Scottsdale, 4.00%,
	07/01/2026 (Pre-refunded
	to 07/01/2016)	2,067,799
1,540,000	Phoenix Arizona Civic
	Corporation of Wastewater
	Systems Revenue,
	5.00%, 07/01/2015
	(Callable 07/01/2014)
	(Partially Pre-refunded,
	Insured by NPFGC)	1,691,120
	Pima County Arizona
	Industrial Development
	Authority:
1,000,000	7.125%, 07/01/2024
	(Pre-refunded to
	07/01/2014)	1,175,570
2,000,000	7.50%, 07/01/2034
	(Pre-refunded to
	07/01/2014)	2,376,360
2,870,000	7.50%, 07/01/2034
	(Pre-refunded to
	07/01/2014)	3,291,173
		18,110,907

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
California – 6.8%
$4,260,000	Bakersfield California
	Certificates Participation,
	0.00%, 04/15/2021
	(ETM) ^	$2,852,709
2,500,000	Coalinga California
	Regional Medical Center,
	5.125%, 03/01/2032
	(Pre-refunded to
	03/01/2015)	2,790,250
3,000,000	Contra Costa County
	California Certificate
	Participation, 0.00%,
	11/01/2014 (ETM) ^	2,822,730
3,620,000	Golden State Tobacco
	Securitization Corporation
	Asset Backed Bonds,
	5.50%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	3,983,412
	Golden State Tobacco
	Securitization Corporation
	Revenue Bonds:
8,645,000	6.25%, 06/01/2033
	(Callable 06/01/2013)
	(Pre-refunded to
	various dates)	9,424,520
875,000	5.00%, 06/01/2038
	(Pre-refunded to
	06/01/2013)	952,508
6,950,000	5.625%, 06/01/2038
	(Pre-refunded to
	06/01/2013)	7,668,283
1,205,000	Mount Diablo California
	Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	1,288,049
2,975,000	Pittsburg California
	Redevelopment Agency
	Residential Mortgage
	Revenue, 9.60%,
	06/01/2016 (ETM)	4,091,101
1,600,000	Port Oakland
	California Revenue,
	5.00%, 11/01/2017
	(Insured by NPFGC)	1,737,376
	San Joaquin Hills
	California Transportation
	Corridor Agency Toll
	Road Revenue: (ETM) ^
6,865,000	0.00%, 01/01/2020	5,021,473
14,000,000	0.00%, 01/01/2023	8,639,400
17,295,000	San Marcos California
	Public Facilities Authority
	Revenue, 0.00%,
	09/01/2019 (ETM) ^	12,496,328
90,000	Santa Rosa California
	Hospital Revenue, 10.30%,
	03/01/2011 (Callable
	02/07/2011) (ETM)	91,393
		63,859,532
Colorado – 6.6%
2,000,000	Adams County Colorado
	Single Family Mortgage
	Revenue, 8.875%,
	08/01/2012 (ETM)	2,255,860
1,000,000	Aspen Grove Colorado
	Business Improvement
	District, 7.625%,
	12/01/2025 (Pre-refunded
	to 12/01/2011)	1,066,010

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Colorado – 6.6% (cont.)
$805,000	Colorado Educational &
	Cultural Facilities Authority,
	7.625%, 03/15/2032
	(Pre-refunded to
	03/15/2013)	$907,106
9,830,000	Colorado Springs
	Colorado Utilities Revenue
	Bonds, 5.875%,
	11/15/2017 (ETM)	10,957,500
1,000,000	Conservatory Metropolitan
	District Colorado, 6.75%,
	12/01/2034 (Pre-refunded
	to 12/01/2013)	1,160,050
12,745,000	Dawson Ridge
	Metropolitan District No.
	1 Colorado, 0.00%,
	10/01/2022 (ETM) ^	7,914,645
	Denver Colorado
	Convention Center &
	Hotel Authority
	Revenue Bonds:
1,000,000	5.00%, 12/01/2021
	(Pre-refunded to
	12/01/2013)	1,102,440
2,950,000	5.00%, 12/01/2022
	(Pre-refunded to
	12/01/2013)	3,252,198
1,500,000	5.00%, 12/01/2023
	(Pre-refunded to
	12/01/2013)	1,653,660
5,065,000	5.00%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	5,583,859
7,975,000	Denver Colorado Health
	& Hospital Authority
	Healthcare Revenue,
	6.25%, 12/01/2033
	(Pre-refunded to
	12/01/2014)	9,416,641
	Regional Transportation
	District Colorado Sales
	Tax Revenue:
8,370,000	5.00%, 11/01/2023
	(Pre-refunded to
	11/01/2013)	9,311,625
6,750,000	5.00%, 11/01/2036
	(Pre-refunded to
	11/01/2016)	7,897,973
		62,479,567
Delaware – 0.1%
950,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	1,003,656

Florida – 10.8%
4,140,000	Bartram Springs
	Community Development
	District Special Assessment,
	6.65%, 05/01/2034
	(Pre-refunded to
	05/01/2013)	4,560,665
1,925,000	Brevard County Florida
	School Board,
	5.00%, 07/01/2020
	(Callable 07/01/2017)
	(Insured by AMBAC)	2,013,897

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Florida – 10.8% (cont.)
$5,000,000	Coral Gables Florida
	Health Facility Authority
	Hospital Revenue, 5.00%,
	08/15/2029 (Pre-refunded
	to 08/15/2014)	$5,641,050
2,125,000	Dade County Florida
	Health Facility Authority
	Hospital Revenue, 5.75%,
	05/01/2021 (ETM)	2,398,551
13,800,000	Florida State
	Board of Education,
	5.00%, 06/01/2022
	(Callable 06/01/2019)	14,888,819
2,500,000	Florida State Department
	of Management Services,
	5.00%, 08/01/2018	2,749,225
7,850,000	Florida State Mid-Bay
	Bridge Authority Revenue,
	6.875%, 10/01/2022
	(ETM)	10,102,950
1,500,000	Gulf Environmental
	Services Inc. Florida
	Revenue Bonds, 5.00%,
	10/01/2018 (ETM)	1,672,275
	Highlands County Florida
	Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029
	(Pre-refunded to
	11/15/2013)	10,885,778
5,000,000	5.375%, 11/15/2035
	(Pre-refunded to
	11/15/2013)	5,570,350
2,000,000	Hillsborough County
	Florida School Board
	Master Lease Program,
	5.50%, 07/01/2018
	(Insured by NPFGC)	2,215,660
1,830,000	Hillsborough County
	Industrial Development
	Authority, 5.625%,
	08/15/2029 (Pre-refunded
	to 08/15/2018)	2,198,782
2,000,000	Islands At Doral (SW)
	Community Development
	District, 6.375%,
	05/01/2035 (Pre-refunded
	to 05/01/2013)	2,182,740
300,000	Jacksonville Florida Health
	Facility Authority Hospital
	Revenue, 11.50%,
	10/01/2012 (Callable
	02/07/2011) (ETM)	355,719
2,240,000	Laguna Lakes Community
	Development District
	Special Assessment
	Revenue Bonds, 6.40%,
	05/01/2033 (Pre-refunded
	to 05/01/2013)	2,505,978
1,470,000	Miami Beach Florida Resort
	Tax Revenue, 6.25%,
	10/01/2022 (ETM)	1,796,075
3,000,000	Miami Dade County
	Florida Entitlement
	Revenue Bonds,
	5.00%, 08/01/2015
	(Insured by NPFGC)	3,250,500

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Florida – 10.8% (cont.)
$3,000,000	Miami-Dade County
	Florida School Board,
	5.00%, 05/01/2016
	(Insured by NPFGC)	$3,192,660
2,270,000	Miami-Dade County
	Florida Water &
	Sewer Revenue,
	5.00%, 10/01/2013
	(Insured by NPFGC)	2,490,077
3,815,000	Oakstead Florida
	Community Development
	District Capital
	Improvement Revenue
	Bonds, 6.875%,
	05/01/2033 (Pre-refunded
	to 05/01/2012)	4,101,354
4,220,000	Orange County Florida
	Health Facilities Authority
	Revenue Bond, 6.25%,
	10/01/2013 (ETM)	4,792,401
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,173,820
1,000,000	Palm Beach County
	Florida Revenue,
	5.00%, 11/01/2018
	(Callable 11/01/2017)	1,099,200
2,550,000	Pinellas County Housing
	Finance Authority,
	4.25%, 03/01/2027
	(Callable 09/01/2019)	2,665,260
1,000,000	Sarasota County Florida
	School Board,
	5.00%, 07/01/2015
	(Insured by NPFGC)	1,084,720
5,200,000	Seminole County Florida
	Water & Sewage Revenue,
	6.00%, 10/01/2019
	(ETM)	6,090,552
		101,679,058
Georgia – 2.8%
8,445,000	Atlanta Georgia Water
	& Wastewater Revenue,
	5.50%, 11/01/2017
	(Insured by AGM)	9,412,881
3,330,000	Forsyth County Georgia
	Hospital Authority
	Revenue Anticipation
	Certificates, 6.375%,
	10/01/2028 (Callable
	02/07/2011) (ETM)	4,016,813
680,000	Fulton County Georgia
	Hospital Authority
	Revenue, 7.875%,
	10/01/2013 (Callable
	02/07/2011) (ETM)	757,377
	Georgia Municipal Electric
	Authority Power Revenue:
120,000	6.50%, 01/01/2017
	(Insured by AGM)	138,852
7,350,000	6.50%, 01/01/2017
	(Insured by AGM)	8,583,845
2,770,000	Northwestern Gwinnett
	County Georgia Facilities
	Corporation I Certificate
	Participation, 5.75%,
	06/15/2019 (Callable
	06/15/2014) (Pre-refunded
	to 06/15/2015)	3,101,458
		26,011,226

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Illinois – 10.2%
	Chicago Illinois:
$695,000	5.00%, 01/01/2017
	(Callable 01/01/2016)
	(Insured by AGM)	$752,595
305,000	5.00%, 01/01/2017
	(Pre-refunded to
	01/01/2016)	350,427
	Chicago Illinois
	Board of Education:
4,345,000	5.00%, 12/01/2017
	(Callable 12/01/2016)
	(Insured by AGM)	4,797,141
1,000,000	5.00%, 12/01/2017
	(Insured by AMBAC)	1,092,560
1,000,000	6.00%, 01/01/2020
	(Insured by NPFGC)	1,087,170
	Chicago Illinois Public
	Building Community
	Building Revenue: (ETM)
4,510,000	7.00%, 01/01/2015	5,000,057
1,555,000	7.00%, 01/01/2020	1,967,215
2,605,000	Cook County Illinois
	School District No. 097,
	9.00%, 12/01/2015
	(Insured by NPFGC)	3,321,141
1,430,000	Cook County Illinois
	School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,909,794
2,000,000	Cook County Illinois
	School District No. 159,
	0.00%, 12/01/2022
	(ETM) ^	1,205,180
1,075,000	Dupage County Illinois
	Stormwater Project,
	5.60%, 01/01/2021	1,225,995
12,285,000	Illinois Development
	Financial Authority,
	0.00%, 07/15/2023
	(ETM) ^	7,052,081
2,330,000	Illinois Finance Authority
	Revenue, 5.50%,
	08/15/2043 (Pre-refunded
	to 08/15/2014)	2,660,790
1,000,000	Illinois Municipal Electric
	Agency Power Supply
	Revenue Bonds,
	5.25%, 02/01/2016
	(Insured by NPFGC)	1,108,590
	Illinois State:
1,000,000	5.00%, 01/01/2019
	(Insured by AGM)	1,007,850
5,000,000	4.00%, 09/01/2019
	(Callable 09/01/2018)
	(Insured by AGM)	4,609,400
3,000,000	6.00%, 11/01/2026
	(Insured by NPFGC)	2,954,490
2,100,000	Illinois State Toll Highway
	Authority Priority Revenue
	Bonds, 5.50%, 01/01/2016
	(Insured by AGM)	2,359,161
	Illinois State Toll Highway
	Authority Revenue Bonds:
1,020,000	5.00%, 01/01/2026
	(Pre-refunded to
	07/01/2016)	1,181,191
2,055,000	5.00%, 01/01/2031
	(Pre-refunded to
	07/01/2016)	2,379,752

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Illinois – 10.2% (cont.)
$6,750,000	Kane Cook & Dupage
	Counties Illinois
	Community United
	School District No. 303,
	5.00%, 01/01/2014
	(Insured by AGM)	$7,332,593
2,130,000	Kane Cook & Dupage
	Counties Illinois School
	District No. 46 Elgin,
	0.00%, 01/01/2013
	(Insured by AGM) ^	2,055,429
	Kane McHenry Cook &
	De Kalb Counties Illinois
	School District No. 300:
1,000,000	9.00%, 01/01/2015
	(Insured by AMBAC)	1,218,510
6,140,000	7.00%, 01/01/2018
	(Insured by AMBAC)	7,220,640
	Lake County Illinois
	Community Consolidated
	School District:
1,755,000	0.00%, 12/01/2012
	(Insured by NPFGC) ^	1,671,023
1,920,000	0.00%, 12/01/2013
	(Insured by NPFGC) ^	1,769,453
1,875,000	0.00%, 12/01/2014
	(Insured by NPFGC) ^	1,647,469
1,025,000	Lake County Illinois
	Community High School
	District No. 124 Grant,
	5.00%, 12/01/2017	1,150,624
1,000,000	Lake County Illinois
	Community High School
	District No. 128,
	5.00%, 01/01/2013	1,073,850
	McHenry & Kane
	Counties Illinois
	Community School
	District No. 158:
1,870,000	0.00%, 01/01/2013
	(Insured by NPFGC) ^	1,770,778
1,970,000	0.00%, 01/01/2016
	(Insured by NPFGC) ^	1,611,263
	Metropolitan Pier &
	Exposition Authority
	Illinois: (ETM)
1,805,000	5.50%, 06/15/2016	2,119,160
2,000,000	5.50%, 12/15/2023	2,299,480
2,000,000	Northwest Suburban
	Illinois Municipal Joint
	Action Revenue, 5.00%,
	05/01/2014 (ETM)	2,250,940
4,705,000	Regional Transportation
	Authority Illinois,
	6.00%, 07/01/2022
	(Insured by NPFGC)	5,301,171
2,745,000	Round Lake Illinois,
	6.70%, 03/01/2033
	(Pre-refunded to
	03/01/2013)	3,088,839
	Southern Illinois
	University Revenue:
1,000,000	5.25%, 04/01/2018
	(Insured by NPFGC)	1,067,460
1,390,000	5.25%, 04/01/2019
	(Insured by NPFGC)	1,465,908
950,000	Winnebago & Boone
	Counties Illinois School
	District No. 205,
	5.00%, 02/01/2013
	(Insured by AMBAC)	1,009,546

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Illinois – 10.2% (cont.)
	Winnebago County Illinois
	School District No. 122
	Harlam-Loves Park:
$1,205,000	0.00%, 01/01/2018
	(Insured by AGM) ^	$898,135
155,000	0.00%, 01/01/2018
	(ETM) ^	126,573
		96,171,424
Indiana – 1.7%
1,990,000	Franklin Community
	Multi-School Building
	Corp, 5.00%, 07/15/2020	2,115,529
	Hammond Indiana
	Multi-School Building
	Corporation
	Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,139,490
1,330,000	5.00%, 07/15/2018
	(Insured by NPFGC)	1,487,126
1,000,000	Indiana State Office
	Building Commissions
	Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,123,000
835,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	967,464
1,155,000	Indianapolis Local Public
	Improvement Bond Bank,
	5.50%, 01/01/2019
	(Insured by NPFGC)	1,282,477
3,460,000	Indianapolis Local Public
	Improvement Bond
	Waterworks Project,
	5.50%, 07/01/2018
	(Insured by NPFGC)	3,878,522
1,000,000	Perry Township
	Multi School
	Building Corporation,
	5.00%, 07/10/2018
	(Callable 07/10/2015)	1,079,890
1,650,000	Purdue University
	Indiana Revenue,
	5.00%, 07/01/2015	1,875,176
1,000,000	South Bend Indiana
	Community School
	Building Corporation,
	5.00%, 07/15/2017
	(Insured by NPFGC)	1,120,280
		16,068,954
Iowa – 1.0%
1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(Callable 06/01/2014)
	(Insured by NPFGC)	1,099,850
3,325,000	Iowa Financial Authority
	Health Care Facility
	Revenue Bonds, 9.25%,
	07/01/2025 (Pre-refunded
	to 07/01/2011)	3,563,004
260,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (Callable
	07/01/2011) (ETM)	274,711
2,000,000	Wapello County Iowa
	Hospital Revenue, 6.25%,
	10/01/2022 (Pre-refunded
	to 10/01/2012)	2,175,780

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Iowa – 1.0% (cont.)
$2,000,000	Waterloo Iowa
	Community
	School District,
	3.75%, 05/01/2012
	(Callable 05/01/2011)	$2,017,620
		9,130,965
Kansas – 0.2%
1,865,000	Wyandotte County
	Kansas Revenue,
	5.00%, 09/01/2019
	(Callable 03/01/2019)
	(Insured by BHAC)	2,067,483

Kentucky – 0.5%
3,340,000	Jefferson County
	Kentucky School District
	Financial School Building
	Revenue Bonds,
	5.50%, 01/01/2018
	(Insured by AGM)	3,878,909
1,035,000	Kentucky Economic
	Development Finance
	Authority Health System
	Revenue, 5.80%,
	10/01/2014 (Pre-refunded
	to 10/01/2013)	1,175,915
		5,054,824
Louisiana – 2.6%
1,000,000	Houma-Terrebonne Public
	Trust Financing Authority
	Single Family Mortgage
	Revenue, 7.30%,
	04/01/2011 (ETM)	1,016,330
	Louisiana Public Facilities
	Authority Revenue:
585,000	5.50%, 05/15/2027
	(Pre-refunded to
	05/15/2026)	644,588
10,205,000	5.50%, 05/15/2032
	(Pre-refunded to
	05/15/2026)	11,291,423
10,000,000	State of Louisiana,
	5.00%, 11/15/2020
	(Callable 05/15/2020)	11,213,599
		24,165,940
Maine – 0.5%
4,340,000	Maine Health & Higher
	Education Facilities
	Authority, 5.00%,
	07/01/2035 (Pre-refunded
	to 07/15/2015)	4,970,602

Massachusetts – 2.2%
5,820,000	Massachusetts State,
	5.00%, 08/01/2020
	(Pre-refunded to
	08/01/2016)	6,786,353
3,000,000	Massachusetts State Health
	& Educational Facilities
	Authority Revenue, 6.35%,
	07/15/2032 (Pre-refunded
	to 07/15/2012)	3,278,070
	Massachusetts State
	Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026
	(Pre-refunded to
	01/01/2014)	1,114,180
1,835,000	5.75%, 01/01/2032
	(Pre-refunded to
	01/01/2014)	2,071,311

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Massachusetts – 2.2% (cont.)
	Massachusetts State
	Water Resources
	Authority: (ETM)
$4,105,000	5.25%, 12/01/2015	$4,491,486
2,345,000	6.50%, 07/15/2019	2,797,163
		20,538,563
Michigan – 2.5%
1,550,000	Clarkston Michigan
	Community Schools,
	5.00%, 05/01/2013
	(Insured by AGM)	1,650,595
1,000,000	Cornell Township Michigan
	Economic Development
	Revenue, 5.875%,
	05/01/2018 (Pre-refunded
	to 05/01/2012)	1,064,680
1,000,000	Detroit Michigan City
	School District,
	5.00%, 05/01/2016
	(Callable 05/01/2015)
	(Insured by AGM)	1,067,080
2,185,000	Detroit Michigan Sewer
	Disposal Revenue, 5.00%,
	07/01/2030 (Pre-refunded
	to 07/01/2015)	2,497,389
1,550,000	Harper Creek Michigan
	Community School District,
	5.00%, 05/01/2016
	(Callable 05/01/2015)
	(Insured by AGM)	1,707,093
1,390,000	Jenison Michigan
	Public Schools,
	5.25%, 05/01/2015
	(Insured by NPFGC)	1,516,421
2,275,000	Lakeview Public
	School District,
	5.00%, 05/01/2017
	(Insured by NPFGC)	2,507,619
	Livonia Michigan Public
	Schools School District:
4,295,000	5.00%, 05/01/2017
	(Callable 05/01/2014)
	(Insured by NPFGC)	4,609,566
3,000,000	5.00%, 05/01/2022
	(Callable 05/01/2014)
	(Insured by NPFGC)	3,085,710
4,000,000	Michigan State Housing
	Development Authority,
	4.75%, 06/01/2016	4,205,920
		23,912,073
Minnesota – 0.6%
1,040,000	Centennial Independent
	School District No. 12
	Minnesota, 5.00%,
	02/01/2014 (Pre-refunded
	to 02/01/2012, Insured
	by AGM)	1,082,536
1,125,000	Minnesota State Housing
	Finance Agency
	Homeownership
	Finance Bond,
	4.25%, 07/01/2028
	(Callable 01/01/2020)	1,175,276
1,215,000	Robbinsdale Independent
	School District No. 281,
	5.00%, 07/01/2020
	(Pre-refunded to
	02/01/2012, Insured
	by AGM)	1,264,694
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Minnesota – 0.6% (cont.)
$1,960,000	Western Minnesota
	Municipal Power Agency,
	6.375%, 01/01/2016
	(ETM)	$2,210,998
		5,733,504
Mississippi – 0.3%
1,110,000	Mississippi Development
	Bank Special Obligations,
	5.25%, 10/01/2030
	(Pre-refunded to
	10/01/2015)	1,281,539
850,000	Mississippi Housing
	Financial Corporation,
	0.00%, 06/01/2015
	(ETM) ^	777,623
1,000,000	Mississippi State,
	5.00%, 11/01/2021
	(Pre-refunded to
	11/01/2012)	1,073,360
		3,132,522
Missouri – 0.4%
1,000,000	St. Charles County
	Missouri Francis Howell
	School District,
	4.50%, 03/01/2018	1,118,450
2,000,000	St. Louis County
	Industrial Development
	Authority, 6.625%,
	11/15/2035 (Pre-refunded
	to 11/15/2013)	2,313,420
		3,431,870
Nebraska – 1.3%
1,640,000	Nebraska Public Power
	District Revenue,
	5.00%, 01/01/2015
	(Insured by NPFGC)	1,821,072
9,150,000	Omaha Nebraska Public
	Electric Power District
	Revenue, 6.20%,
	02/01/2017 (ETM)	10,456,985
		12,278,057
Nevada – 0.2%
2,080,000	Las Vegas Clark County
	Nevada Library District,
	5.00%, 01/01/2017	2,282,571

New Hampshire – 0.1%
1,000,000	State of New Hampshire,
	5.00%, 07/01/2021
	(Callable 07/01/2020)	1,136,660

New Jersey – 2.2%
	New Jersey Economic
	Development Authority
	Revenue Bonds:
2,250,000	6.375%, 04/01/2018
	(Pre-refunded to
	05/15/2014)	2,633,220
3,000,000	6.375%, 04/01/2031
	(Pre-refunded to
	05/15/2014)	3,510,960
1,300,000	New Jersey Sports &
	Exposition Authority State
	Contract Bonds, 6.50%,
	03/01/2013 (ETM)	1,381,432

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
New Jersey – 2.2% (cont.)
	New Jersey State
	Transportation Trust
	Fund Authority:
$2,595,000	5.50%, 12/15/2015
	(Insured by AMBAC)	$2,927,887
5,000,000	5.25%, 12/15/2020	5,380,950
	New Jersey State
	Turnpike Authority,
1,630,000	6.50%, 01/01/2016 (ETM)	1,858,435
2,500,000	Tobacco Settlement
	Financing Corporation,
	6.25%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	2,814,350
		20,507,234
New Mexico – 0.4%
	New Mexico Mortgage
	Financial Authority:
1,500,000	4.625%, 09/01/2025
	(Callable 03/01/2020)	1,574,055
1,200,000	4.50%, 09/01/2028
	(Callable 03/01/2020)	1,266,924
1,000,000	New Mexico State
	Hospital Equipment Loan
	Council Hospital Revenue,
	5.25%, 07/01/2025
	(Pre-refunded to
	07/01/2015)	1,146,740
		3,987,719
New York – 6.6%
2,000,000	Long Island Power
	Authority and Electric
	System Revenue,
	5.00%, 12/01/2017
	(Callable 12/01/2016)
	(Insured by NPFGC)	2,211,540
13,230,000	Metropolitan Transit
	Authority New York,
	6.00%, 04/01/2020
	(ETM)	16,180,289
4,730,000	New York City, New York
	Transitional Financial
	Authority Building Aid
	Revenue Bonds,
	5.00%, 01/15/2015
	(Insured by AGM)	5,264,821
	New York, New York:
1,000,000	5.00%, 03/01/2016
	(Callable 03/01/2015)
	(Insured by FGIC-TCRS)	1,100,970
5,000,000	5.00%, 08/01/2017	5,636,850
1,125,000	5.25%, 08/15/2021
	(Callable 08/15/2018)	1,225,688
2,000,000	New York State Dormitory
	Authority and Personal
	Income Tax Revenue,
	5.00%, 12/15/2017	2,314,160
4,040,000	New York State
	Thruway Authority,
	5.00%, 03/15/2022
	(Callable 03/15/2019)	4,369,543
	New York State
	University Dormitory
	Authority Revenues:
1,800,000	5.50%, 05/15/2013
	(Insured by NPFGC)	1,919,898
4,730,000	5.25%, 05/15/2015	5,275,274

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
New York – 6.6% (cont.)
$185,000	TSASC Inc. New York,
	4.75%, 06/01/2022
	(Callable 06/01/2016)	$178,205
12,775,000	Westchester Tobacco Asset
	Securitization Corp. New
	York, 6.95%, 07/15/2039
	(Pre-refunded to
	07/15/2017)	16,439,636
		62,116,874
North Carolina – 3.0%
	North Carolina Eastern
	Municipal Power Agency
	Power Systems Revenue:
	(ETM)
2,980,000	5.00%, 01/01/2017	3,379,320
5,700,000	6.40%, 01/01/2021	6,947,103
5,500,000	4.50%, 01/01/2024
	(Pre-refunded to
	01/01/2022)	6,042,520
1,060,000	6.00%, 01/01/2026
	(Pre-refunded to
	01/01/2022)	1,300,016
6,495,000	North Carolina Medical
	Care Community Hospital
	Revenue, 5.25%,
	11/01/2029 (Pre-refunded
	to 11/01/2014)	7,267,840
1,730,000	North Carolina Municipal
	Power Agency No. 1
	Catawba Electric Revenue,
	5.50%, 01/01/2013 (ETM)	1,805,463
1,000,000	North Carolina State,
	5.00%, 05/01/2016
	(Pre-refunded to
	05/01/2013)	1,096,920
		27,839,182
Ohio – 0.7%
1,000,000	Akron Ohio Community
	Learning Center Income
	Tax Revenue,
	5.25%, 12/01/2016
	(Callable 12/01/2013)
	(Insured by NPFGC)	1,077,750
2,000,000	Cincinnati Ohio City
	School District,
	5.00%, 12/01/2016
	(Insured by AGM)	2,296,560
105,000	Miamisburg Ohio Water
	Revenue, 7.00%,
	11/15/2016 (Callable
	02/07/2011) (ETM)	116,885
3,000,000	Ohio Housing
	Finance Agency,
	5.00%, 11/01/2028
	(Callable 05/01/2020)	3,225,690
		6,716,885
Oklahoma – 0.4%
1,000,000	Cherokee County
	Oklahoma Economic
	Development Authority,
	0.00%, 11/01/2011
	(ETM) ^	994,680

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Oklahoma – 0.4% (cont.)
$2,360,000	Tulsa County Oklahoma
	Home Financing Authority
	Single Family Mortgage
	Revenue, 6.90%,
	08/01/2011 (ETM)	$2,446,872
		3,441,552
Pennsylvania – 4.1%
1,275,000	Central Dauphin
	Pennsylvania School
	District, 6.75%,
	02/01/2024 (Pre-refunded
	to 02/01/2016)	1,578,909
1,250,000	Erie Pennsylvania Sewer
	Authority Revenue, 5.125%,
	06/01/2020 (ETM)	1,420,463
6,795,000	Pennsylvania Convention
	Center Authority Revenue
	Bonds, 6.00%,
	09/01/2019 (ETM)	8,064,510
	Pennsylvania Housing
	Finance Agency:
2,130,000	3.70%, 04/01/2018	2,096,666
1,760,000	3.75%, 10/01/2018	1,730,872
1,025,000	3.90%, 04/01/2019	1,009,328
1,675,000	3.90%, 10/01/2019
	(Callable 04/01/2019)	1,648,100
3,390,000	Pennsylvania State Higher
	Education Facilities
	Authority Revenue, 5.00%,
	01/01/2029 (Pre-refunded
	to 01/01/2013)	3,668,285
3,000,000	Pennsylvania State Public
	School Building Authority
	Lease Revenue, 5.00%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	3,392,430
1,790,000	Philadelphia Pennsylvania
	Authority For Industrial
	Development Revenue,
	5.25%, 01/01/2027
	(Pre-refunded to
	01/01/2017)	2,096,967
3,135,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	3,679,738
	Pittsburgh Pennsylvania
	Water & Sewer Authority
	Revenue Bonds:
1,130,000	7.25%, 09/01/2014
	(Callable 01/24/2011)
	(ETM)	1,274,538
4,500,000	5.00%, 09/01/2029
	(Pre-refunded to
	09/01/2015)	5,144,535
1,500,000	St. Mary Hospital
	Authority Pennsylvania
	Health Revenue, 5.375%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	1,723,320
		38,528,661
Puerto Rico – 0.3%
1,625,000	Puerto Rico Public
	Building Authority, 5.50%,
	07/01/2022 (Pre-refunded
	to 07/01/2014)	1,848,113

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Puerto Rico – 0.3% (cont.)
$1,080,000	Puerto Rico Public Finance
	Corporation, 6.00%,
	08/01/2026 (ETM)	$1,275,966
		3,124,079
South Carolina – 2.1%
	Lexington County South
	Carolina Health Services
	District Hospital Revenue:
1,000,000	6.00%, 11/01/2018
	(Pre-refunded to
	11/01/2013)	1,135,780
4,520,000	5.50%, 11/01/2032
	(Pre-refunded to
	11/01/2013)	5,071,078
5,875,000	Piedmont Municipal
	Power Agency South
	Carolina Electric Revenue,
	6.75%, 01/01/2020
	(ETM)	7,414,368
	South Carolina Jobs
	Economic Development
	Authority Hospital
	Facilities Revenue:
2,575,000	7.00%, 08/01/2030
	(Pre-refunded to
	08/01/2013)	2,945,079
2,430,000	6.375%, 08/01/2034
	(Pre-refunded to
	08/01/2013)	2,740,943
		19,307,248
South Dakota – 0.1%
1,195,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	1,359,348

Tennessee – 1.4%
1,000,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee H&E,
	0.00%, 06/01/2021
	(ETM) ^	662,920
1,545,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee Water
	& Sewer Revenue, 6.50%,
	12/01/2014 (ETM)	1,845,379
5,000,000	Shelby County Tennessee
	Health Educational &
	Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,637,650
5,055,000	Tennessee Housing
	Development Agency,
	4.50%, 07/01/2028
	(Callable 01/01/2020)	5,346,269
		13,492,218
Texas – 13.9%
1,125,000	Barbers Hill Texas
	Independent School
	District General Obligation,
	5.00%, 02/15/2017
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,248,615
6,060,000	Capital Area Housing
	Finance Corporation
	Texas, 0.00%,
	01/01/2016 (ETM) ^	5,403,944
1,500,000	Central Texas Housing
	Finance Corporation,
	0.00%, 09/01/2016
	(ETM) ^	1,310,670

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Texas – 13.9% (cont.)
$1,000,000	Copperas Cove Texas
	Independent School District,
	5.00%, 08/15/2016
	(Callable 08/15/2015)
	(PSF Guaranteed)	$1,132,910
1,500,000	Cypress-Fairbanks
	Texas Independent
	School District,
	5.00%, 02/15/2017
	(Callable 02/15/2016)
	(PSF Guaranteed)	1,697,295
2,410,000	Dallas Texas Independent
	School District,
	5.00%, 02/15/2020
	(PSF Guaranteed)	2,748,364
1,355,000	El Paso Texas Waterworks
	& Sewer Revenue,
	5.00%, 08/15/2018	1,553,033
1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(Callable 08/15/2016)
	(PSF Guaranteed)	1,905,199
1,000,000	Georgetown Texas
	Independent School District,
	5.00%, 02/15/2016
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,118,650
	Harris County Texas:
2,000,000	5.25%, 10/01/2017
	(Pre-refunded to
	10/01/2013)	2,231,940
1,500,000	5.00%, 10/01/2019	1,706,790
2,860,000	5.75%, 10/01/2028
	(Pre-refunded to
	10/01/2018)	3,447,673
	Harris County Texas
	Health Facilities
	Development Corporation
	Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,499,280
3,720,000	5.50%, 10/01/2019	4,278,558
10,960,000	Houston Texas Health
	Facilities Corporate
	Facilities Revenue, 7.125%,
	02/15/2034 (Pre-refunded
	to 02/15/2014)	12,935,210
1,205,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (Callable
	04/01/2011) (ETM)	1,376,833
3,000,000	Houston Texas Utility
	System Revenue,
	5.25%, 05/15/2015
	(Callable 05/15/2014)
	(Insured by NPFGC)	3,338,100
	Houston Texas Water
	& Sewer System
	Revenue Bonds:
9,550,000	5.50%, 12/01/2029
	(ETM)	10,863,124
1,000,000	5.00%, 12/01/2030
	(Pre-refunded to
	12/01/2012)	1,078,860
1,315,000	La Porte Texas
	Independent School District,
	5.00%, 02/15/2018
	(Callable 02/15/2015)
	(Insured by NPFGC)	1,413,336
3,425,000	Lubbock Texas,
	5.00%, 02/15/2021
	(Callable 02/15/2018)
	(Insured by AGM)	3,725,578

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Texas – 13.9% (cont.)
$1,735,000	Lufkin Texas Independent School
	District, 5.00%, 08/15/2015
	(Callable 08/15/2014)
	(PSF Guaranteed)	$1,944,397
1,050,000	Magnolia Texas
	Independent School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,213,370
1,265,000	Mission Consolidation
	Independent School District,
	5.00%, 02/15/2019
	(Callable 02/15/2015)
	(PSF Guaranteed)	1,362,127
1,125,000	North Central Texas Health
	Facilities Revenue, 5.75%,
	02/15/2015 (ETM)	1,281,611
1,210,000	Pearland Texas Waterworks
	& Sewage, 5.25%,
	03/01/2023 (Pre-refunded
	to 03/01/2014)	1,363,694
2,035,000	Retama Texas Development
	Corporation Special Facilities
	Revenue, 8.75%,
	12/15/2018 (ETM)	2,823,440
1,295,000	Rockwall Texas Independent
	School District,
	5.00%, 02/15/2015
	(PSF Guaranteed)	1,469,488
11,565,000	San Antonio Texas
	Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	13,518,906
2,100,000	San Antonio Texas Hotel
	Occupancy Tax Revenue
	Bonds, 0.00%,
	08/15/2015 (ETM) ^	1,908,879
2,000,000	San Antonio Texas
	Independent School District,
	5.00%, 08/15/2017
	(Callable 08/15/2015)
	(PSF Guaranteed)	2,240,500
1,000,000	Spring Texas Independent
	School District,
	5.00%, 08/15/2019
	(Callable 08/15/2018)
	(PSF Guaranteed)	1,135,160
7,775,000	Tarrant County Texas
	Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,330,078
1,800,000	Tarrant County Texas
	Housing Finance
	Corporation Revenue
	Bonds, 0.00%,
	09/15/2016 (ETM) ^	1,566,936
95,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	95,455
	Texas State:
6,285,000	5.00%, 10/01/2018	7,217,254
3,965,000	5.00%, 04/01/2020
	(Callable 04/01/2016)	4,374,941
1,900,000	Trinity River Authority
	Texas Revenue, 5.50%,
	02/01/2021 (Pre-refunded
	to 02/01/2013)	2,081,906
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012
	(Insured by AGM)	1,049,690
1,225,000	University of Texas Revenue
	Bonds, 5.25%,
	02/15/2012 (Pre-refunded
	to 08/15/2016)	1,412,082
		130,403,876

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Utah – 0.1%
$500,000	Salt Lake City Utah
	Hospital Revenue, 8.125%,
	05/15/2015 (Callable
	02/07/2011) (ETM)	$567,925

Virginia – 0.6%
1,095,000	Bristol Virginia Utility
	Systems General
	Obligations, 5.50%,
	11/01/2018 (ETM)	1,269,455
3,870,000	Tobacco Settlement
	Financing Corporation
	Revenue, 5.625%,
	06/01/2037 (Pre-refunded
	to 06/01/2015)	4,506,692
		5,776,147
Washington – 2.4%
1,005,000	City of Ocean Shores WA,
	5.50%, 12/01/2021
	(Callable 06/01/2012)
	(Insured by NPFGC)	1,037,894
4,500,000	Snohomish County School
	District No. 201,
	4.00%, 12/01/2021
	(Callable 12/01/2020)	4,629,825
1,000,000	Snohomish County
	Washington Public Utilities
	Revenue, 6.80%,
	01/01/2020 (Callable
	02/07/2011) (ETM)	1,214,020
2,755,000	Thurston & Pierce
	Counties Washington
	Community Schools,
	4.25%, 12/01/2021
	(Callable 12/01/2020)	2,868,010
	Washington State:
1,500,000	5.00%, 07/01/2018
	(Callable 07/01/2013)	1,615,560
10,000,000	5.00%, 01/01/2021	11,219,399
		22,584,708
West Virginia – 1.8%
7,365,000	Berkeley Brooke Fayette
	Counties West Virginia
	Single Family Mortgage
	Revenue, 0.00%,
	12/01/2014 (ETM) ^	6,875,154
8,390,000	West Virginia State
	Building Community
	Lease Revenue Bonds,
	7.00%, 07/01/2013
	(ETM)	9,635,579
		16,510,733
Wisconsin – 1.4%
	Badger Tobacco Asset
	Securitization Corporation
	Wisconsin:
960,000	5.75%, 06/01/2012 (ETM)	1,025,856
5,115,000	6.125%, 06/01/2027
	(Callable 06/01/2012)
	(Pre-refunded to
	various dates)	5,341,543
3,000,000	Ladysmith-Hawkins
	Wisconsin School District
	General Obligation,
	5.20%, 04/01/2018
	(Callable 04/01/2016)
	(Insured by NPFGC)	3,043,680

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
MUNICIPAL BONDS – 97.1% (cont.)
Wisconsin – 1.4% (cont.)
$3,320,000	Wisconsin State
	Health & Educational
	Facilities Revenue,
	5.00%, 12/01/2019
	(Callable 12/01/2014)
	(Insured by NPFGC)	$3,376,340
		12,787,419
	Total Municipal Bonds
	(Cost $901,997,949)	914,138,799

Shares
SHORT-TERM INVESTMENTS – 0.8%
Money Market Mutual Fund – 0.8%
7,677,392	Goldman Sachs Financial
	Square Funds, 0.17% «	7,677,392
	Total Short-Term
	Investments
	(Cost $7,677,392)	7,677,392
	Total Investments
	(Cost $909,675,341)
	– 97.9%	921,816,191
	Other Assets in Excess
	of Liabilities – 2.1%	19,937,703
	TOTAL NET
	ASSETS – 100.0%	$941,753,894

Notes to Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corporation. Ambac Assurance’s plan of rehabilitation transferring certain troubled insurance policies and assets (mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Company
NPFGC – National Public Finance Guarantee Corp.
PSF – Texas Permanent School Fund
ETM – Escrowed to Maturity
^	Non-Income Producing
«	7-Day Yield

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2010

Summary of Fair Value Exposure at December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$914,138,799	$—	$914,138,799
Total Fixed Income	—	914,138,799	—	914,138,799
Short-Term Investments
Money Market Mutual Fund	7,677,392	—	—	7,677,392
Total Short-Term Investments	7,677,392	—	—	7,677,392
Total Investments	$7,677,392	$914,138,799	$—	$921,816,191

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Aggregate Bond Fund

December 31, 2010

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, U.S. dollar denominated fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, with maturities of at least one year.

The Fund entered the year with a significant yield advantage over its benchmark and was able to convert it into strong relative and absolute net performance in 2010.  The primary factors for the Fund’s outperformance over its benchmark index were:

• The underweight to U.S. Treasuries was beneficial to the Fund’s performance as Treasuries generally underperformed equal duration securities from the other high quality “spread sectors” of the bond market in 2010.
• An overweight to the corporate credit sector and specifically financial issues.  An overweight to credit was positive for relative performance as the credit sector performed well in 2010.  Financials were the best performing credit sector during the year.
• Price appreciation of non-Agency mortgage-backed securities.  Non-Agency mortgages continued to perform well due to strong demand in the marketplace.
• Price recovery from certain securities with sound fundamental value whose market prices had temporarily fallen and subsequently appreciated in value.
• An underweight to Agency mortgage pass-through securities detracted from relative performance.

The Fund maintained its duration-neutral positioning relative to its benchmark index, holding a broadly diversified portfolio of 492 securities at year end.

We are pleased with the Fund’s performance in 2010 and are confident in the individual issues and the overall structure of the Fund.  The Fund’s yield advantage over the benchmark is meaningful and we are optimistic regarding the Fund’s relative performance as we head into 2011.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$1,697,334,757	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	3.99%	Investor Class:	0.55	%***
Investor Class:	3.72%	Portfolio Turnover Rate:	41.4%
Average Effective Duration:	4.98 years	Total Number of Holdings:	492
Average Effective Maturity:	7.26 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2010.
***	Includes 0.25% 12b-1 fee.

Baird Aggregate Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Aggregate Bond Fund

Average Annual Total Returns

				Since
For the Periods Ended December 31, 2010	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	8.34%	5.37%	5.88%	6.31%
Investor Class Shares	8.16%	5.13%	5.63%	6.07%
Barclays Capital U.S. Aggregate Bond Index(2)	6.54%	5.80%	5.84%	6.11%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2010.
(2)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8%
Asset Backed Securities – 4.3%
$1,521	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1997-3, Class A9,
	6.96%, 03/25/2027	$1,527
	Bayview Financial
	Acquisition Trust:
1,555,422	Series 2006-A, Class 1A2,
	5.483%, 02/28/2041	1,563,319
2,500,000	Series 2007-B, Class 1A2,
	6.831%, 08/28/2047	1,251,825
1,275,000	Chase Issuance Trust,
	Series 2007-A10, Class
	A10, 0.296%, 06/15/2014	1,271,059
452	Contimortgage Home
	Equity Trust,
	Series 1997-2, Class A9,
	7.09%, 04/15/2028
	(Callable 01/15/2011)	446
	Countrywide Asset-
	Backed Certificates:
1,317,851	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	1,203,030
1,282,218	Series 2005-17,
	Class 1AF2, 5.363%,
	03/25/2030	1,028,685
2,320,053	Series 2004-S1, Class A3,
	4.615%, 02/25/2035
	(Callable 09/25/2012)	2,190,427
7,227,806	Series 2004-15,
	Class AF6, 4.613%,
	04/25/2035
	(Callable 01/25/2018)	7,056,927
10,320,370	Series 2005-1, Class AF6,
	5.03%, 07/25/2035
	(Callable 06/25/2020)	10,282,886
12,698,441	Series 2005-11,
	Class AF3, 4.778%,
	02/25/2036	10,724,416
4,719,405	Series 2005-10,
	Class AF6, 4.915%,
	02/25/2036	3,973,819
5,396,094	Series 2005-13,
	Class AF3, 5.43%,
	04/25/2036	3,993,908
1,915,860	Series 2005-17,
	Class 1AF5, 5.564%,
	05/25/2036
	(Callable 12/25/2026)	1,275,145
1,887,135	Series 2007-S1, Class A6,
	5.693%, 11/25/2036
	(Callable 09/25/2016)	1,209,378
5,134,303	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	4,694,807
1,500,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	913,595
526,324	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8, Class
	AF2, 5.303%, 12/25/2035	515,039
125,480	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	120,799
3,113,801	FedEx Corporation
	Pass-Thru Certificates,
	Series 1998-1, 6.845%,
	01/15/2019	3,541,949

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Asset Backed Securities – 4.3% (cont.)
	GE Capital Mortgage
	Services, Inc.:
$1,154	Series 1997-HE4,
	Class A7, 6.735%,
	12/25/2028	$1,141
18,560	Series 1999-HE1, Class
	A7, 6.265%, 04/25/2029
	(Callable 01/25/2011)	18,162
	Green Tree Financial
	Corporation:
704,984	Series 1993-3, Class A7,
	6.40%, 10/15/2018
	(Callable 01/15/2011)	708,509
493,354	Series 1993-4, Class A5,
	7.05%, 01/15/2019
	(Callable 01/15/2011)	505,065
42,907	Series 1997-1, Class A5,
	6.86%, 03/15/2028	45,087
1,546,797	Series 1998-2, Class A5,
	6.24%, 12/01/2028	1,531,670
78,955	Series 1997-6, Class A8,
	7.07%, 01/15/2029	82,528
1,299,113	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,375,977
794,492	Series 1998-4, Class A5,
	6.18%, 04/01/2030	805,041
344,365	GSAA Home Equity Trust,
	Series 2005-1, Class AF2,
	4.316%, 11/25/2034	346,758
52,895	IMC Home Equity
	Loan Trust,
	Series 1997-5, Class A10,
	5.749%, 11/20/2028	52,007
77,210	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017
	(Callable 01/15/2011)	72,099
928,888	RAAC Series,
	Series 2004-SP1,
	Class AI4, 5.285%,
	08/25/2027	929,102
3,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	1,578,312
	Residential Asset
	Mortgage Products, Inc.:
3,662,097	Series 2003-RS7,
	Class AI6, 5.34%,
	08/25/2033	3,690,291
769,613	Series 2005-RS1,
	Class AI6, 4.713%,
	01/25/2035	726,204
	Residential Asset
	Securities Corporation:
1,984,998	Series 2003-KS2, Class
	AI6, 3.99%, 04/25/2033
	(Callable 02/25/2013)	1,944,895
182,962	Series 2003-KS5, Class
	AI6, 3.62%, 07/25/2033
	(Callable 06/25/2014)	163,376
222,706	Series 2004-KS2, Class
	AI6, 4.30%, 03/25/2034
	(Callable 03/25/2017)	218,357
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Asset Backed Securities – 4.3% (cont.)
$1,393,935	Structured Asset
	Securities Corporation,
	Series 2005-7XS,
	Class 1A4B, 5.44%,
	04/25/2035
	(Callable 12/25/2017)	$1,264,290
		72,871,857
Commercial Mortgage Backed Securities – 5.6%
15,850,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class
	A4, 5.222%, 07/15/2044	17,057,985
16,450,000	Commercial Mortgage
	Pass-Through Certificates,
	Series 2005-C6,
	Class A5A, 5.116%,
	06/10/2044	17,604,477
2,948,980	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	3,022,292
	GE Capital Commercial
	Mortgage Corporation:
2,865,000	Series 2002-3A, Class
	AZ, 4.996%, 12/10/2037	3,006,903
6,950,000	Series 2004-C3, Class
	A4, 5.189%, 07/10/2039	7,383,495
10,100,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	10,474,513
800,000	Government National
	Mortgage Association
	(GNMA),
	Series 2004-78, Class C,
	4.658%, 04/16/2029	848,020
14,355,000	J.P. Morgan Chase
	Commercial Mortgage
	Trust, Series 2005-CB12,
	Class A4, 4.895%,
	09/12/2037	15,203,650
296,500	Morgan Stanley Dean
	Witter Capital I,
	Series 2001-TOP1,
	Class A4, 6.66%,
	02/15/2033	296,334
2,726,698	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	2,790,821
	Wachovia Bank
	Commercial
	Mortgage Trust:
2,350,000	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	2,464,856
14,835,000	Series 2005-C22, Class
	A4, 5.27%, 12/15/2044	15,902,946
		96,056,292
Financial – 17.8%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,663,517

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 17.8% (cont.)
$4,300,000	AIG SunAmerica
	Global Financing VI,
	6.30%, 05/10/2011
	(Acquired 11/12/2010
	through 12/06/2010;
	Aggregate
	Cost $4,371,808)*	$4,364,500
2,450,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	2,760,802
	American General
	Finance Corporation:
1,000,000	5.85%, 06/01/2013	907,500
500,000	6.90%, 12/15/2017	403,750
1,000,000	American International
	Group Inc.,
	8.175%, 05/15/2058
	(Callable 05/15/2038) @	1,064,809
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019	2,363,268
250,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	218,201
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015
	(Callable 12/01/2014)	1,798,444
400,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	339,730
1,715,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	2,031,819
2,435,000	Bank of Tokyo-
	Mitsubishi/UFJ Ltd.,
	7.40%, 06/15/2011 f	2,481,160
100,000	BankAmerica
	Capital II, Series 2,
	8.00%, 12/15/2026
	(Callable 02/07/2011)	100,625
2,175,000	Banponce Trust I, Series
	A, 8.327%, 02/01/2027
	(Callable 02/07/2011)	1,593,457
2,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f @	2,823,765
2,400,000	Bear Stearns Cos.,
	Inc., Series B,
	6.95%, 08/10/2012	2,618,390
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2049
	(Callable 02/01/2016)
	(Acquired 09/03/2008;
	Cost $1,071,326)* f	450,000
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016
	(Callable 02/04/2016) f	620,000
100,000	Capital One
	Financial Corporation,
	6.15%, 09/01/2016	108,262
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019
	(Acquired 11/20/2009;
	Cost $4,987,600)* f @	5,083,380
444,475	CIT Group Funding,
	10.25%, 05/01/2017	453,943
	CIT Group, Inc.:
35,478	7.00%, 05/01/2013
	(Callable 02/22/2011) @	36,188
53,217	7.00%, 05/01/2014
	(Callable 02/22/2011) @	53,749
53,217	7.00%, 05/01/2015
	(Callable 02/22/2011)	53,350

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 17.8% (cont.)
$88,694	7.00%, 05/01/2016
	(Callable 02/22/2011)	$89,027
124,172	7.00%, 05/01/2017
	(Callable 02/22/2011) @	124,482
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037) @	2,080,000
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,064,830
3,125,000	6.01%, 01/15/2015	3,428,206
	CNA Financial
	Corporation:
3,000,000	6.00%, 08/15/2011	3,079,308
5,000,000	6.50%, 08/15/2016	5,354,500
5,330,000	Countrywide Financial
	Corporation,
	6.25%, 05/15/2016	5,465,840
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049
	(Callable 05/31/2017)
	(Acquired 05/23/2007;
	Cost $1,000,000)* f	857,500
1,500,000	Credit Suisse New York
	Branch Senior Notes,
	4.375%, 08/05/2020 f @	1,472,699
6,909,000	Daimler Finance
	North America LLC,
	7.30%, 01/15/2012 @	7,340,695
330,000	Deutsche Bank Trust
	Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	346,094
3,135,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 02/07/2011)	3,116,218
1,575,000	First Empire
	Capital Trust II,
	8.277%, 06/01/2027
	(Callable 02/07/2011)	1,570,048
3,749,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 02/07/2011)	3,777,118
666,297	First National
	Bank of Chicago
	Pass-Thru Certificates,
	Series 1993-A,
	8.08%, 01/05/2018	733,286
5,700,000	First Tennessee Bank,
	0.59%, 02/14/2011	5,699,054
1,748,000	First Union Capital
	I, Series A,
	7.935%, 01/15/2027
	(Callable 02/07/2011)	1,798,234
5,107,000	First Union Institutional
	Capital I, Series A,
	8.04%, 12/01/2026
	(Callable 02/07/2011) @	5,209,436
1,460,000	First Union Institutional
	Capital II,
	7.85%, 01/01/2027
	(Callable 02/07/2011)	1,475,767
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026
	(Callable 02/07/2011)	2,512,500
3,025,000	FMR LLC,
	4.75%, 03/01/2013
	(Acquired 02/26/2003
	through 12/15/2010;
	Aggregate
	Cost $3,026,786)*	3,176,909

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 17.8% (cont.)
	General Electric
	Capital Corporation:
$2,530,000	5.50%, 11/15/2011
	(Callable 05/15/2011)	$2,565,617
1,389,000	1.146%, 08/02/2012	1,382,665
1,400,000	5.90%, 05/13/2014	1,549,463
2,475,000	4.375%, 09/21/2015	2,595,166
4,700,000	5.625%, 05/01/2018	5,125,416
1,416,000	Genworth Financial, Inc.,
	5.75%, 06/15/2014	1,467,680
7,485,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 11/16/2010;
	Aggregate
	Cost $7,529,926)*	7,910,133
	GMAC Inc.:
336,000	7.50%, 12/31/2013	360,360
403,000	8.00%, 12/31/2018 @	426,172
	GMAC LLC:
100,000	7.25%, 03/02/2011	100,633
150,000	6.75%, 12/01/2014	157,172
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	1,124,363
	The Goldman Sachs
	Group, Inc.:
2,200,000	3.70%, 08/01/2015	2,241,606
1,000,000	6.25%, 09/01/2017 @	1,103,551
4,500,000	6.15%, 04/01/2018	4,955,369
2,520,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 01/05/2009
	through 09/23/2010;
	Aggregate
	Cost $2,758,535)*	2,806,428
2,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Callable 05/16/2016)
	(Acquired 05/16/2006
	through 11/08/2007;
	Cost $2,783,656)*	2,800,000
2,200,000	Hartford Financial
	Services Group Inc.,
	8.125%, 06/15/2038
	(Callable 06/15/2018) @	2,337,500
950,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	961,370
2,100,000	HSBC Holdings PLC
	Subordinated Notes,
	6.50%, 09/15/2037 f @	2,199,204
400,000	HSBC USA
	Capital Trust I,
	7.808%, 12/15/2026
	(Callable 02/07/2011)
	(Acquired 03/08/2007;
	Cost $409,288)*	408,000
500,000	HSBC USA
	Capital Trust II,
	8.38%, 05/15/2027
	(Callable 02/07/2011)
	(Acquired 11/06/2007;
	Cost $514,588)*	504,934
	Invesco Ltd.: f
3,720,000	5.625%, 04/17/2012	3,864,719
4,235,000	5.375%, 02/27/2013	4,479,681
1,246,000	5.375%, 12/15/2014	1,289,093

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 17.8% (cont.)
$7,025,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 01/07/2010;
	Cost $7,021,207)* f	$6,301,551
	J.P. Morgan
	Chase & Co.:
2,700,000	3.70%, 01/20/2015	2,794,198
100,000	4.25%, 10/15/2020 @	97,665
	Jefferies Group Inc.:
4,000,000	6.875%, 04/15/2021	4,157,084
1,395,000	6.25%, 01/15/2036	1,249,638
6,800,000	John Hancock Mutual
	Life Insurance Company,
	7.375%, 02/15/2024
	(Acquired 08/26/2010;
	Cost $7,707,221)*	7,488,051
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011
	(Acquired 06/06/2008
	through 07/22/2008;
	Aggregate
	Cost $969,047)* f §	334,375
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,770,036
5,000,000	Kookmin Bank, 7.25%,
	05/14/2014 (Acquired
	08/24/2009 through
	03/10/2010; Aggregate
	Cost $5,394,760)* f	5,641,200
2,500,000	Liberty Mutual
	Group, Inc.,
	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008;
	Cost $2,445,125)*	3,025,000
565,000	Liberty Mutual
	Insurance Company,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,717)*	500,940
	Lincoln National
	Corporation:
3,947,000	6.20%, 12/15/2011	4,133,985
1,125,000	6.05%, 04/20/2067
	(Callable 04/20/2017)	1,037,813
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 02/10/2010;
	Cost $1,555,591)* f	1,579,784
100,000	Manulife Financial
	Corporation,
	4.90%, 09/17/2020 f	95,168
	Marsh & McLennan
	Companies, Inc.:
5,000,000	6.25%, 03/15/2012	5,216,245
3,750,000	4.85%, 02/15/2013	3,918,911
1,290,000	5.375%, 07/15/2014	1,372,299
500,000	9.25%, 04/15/2019	630,854
1,000,000	Massachusetts Mutual
	Life Insurance Company,
	8.875%, 06/01/2039
	(Acquired 05/27/2009;
	Cost $987,100)* @	1,338,427
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $800,000)*	430,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017 @	1,057,271
1,750,000	6.875%, 04/25/2018	1,915,127
1,275,000	7.75%, 05/14/2038	1,323,231

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 17.8% (cont.)
$422,000	Metlife Inc.,
	6.50%, 12/15/2032	$468,547
1,650,000	Monumental Global
	Funding Limited,
	5.50%, 04/22/2013
	(Acquired 07/09/2010;
	Aggregate
	Cost $1,756,015)* f	1,765,701
	Morgan Stanley:
2,000,000	5.625%, 01/09/2012	2,088,288
1,075,000	4.75%, 04/01/2014	1,100,829
1,000,000	4.00%, 07/24/2015	1,005,185
150,000	6.625%, 04/01/2018	162,715
3,644,000	Morgan Stanley
	Dean Witter & Co.,
	6.75%, 10/15/2013	3,972,747
1,000,000	The NASDAQ OMX
	Group Inc.,
	4.00%, 01/15/2015	1,017,832
1,310,000	National City
	Bank of Cleveland
	Subordinated Notes,
	4.625%, 05/01/2013	1,383,557
2,850,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	2,866,906
3,500,000	Nationwide
	Financial Services, Inc.,
	6.25%, 11/15/2011	3,646,640
2,950,000	Nationwide Life
	Global Funding,
	5.35%, 03/15/2011
	(Acquired 06/16/2010;
	Aggregate
	Cost $2,971,498)*	2,967,547
4,921,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	5,033,804
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 02/07/2011)	4,388,175
2,500,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 02/07/2011)	2,512,500
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	2,977,213
	Prudential Financial
	Inc., Series D:
2,500,000	5.10%, 12/14/2011	2,583,493
2,000,000	3.625%, 09/17/2012	2,075,630
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014 @	1,040,000
4,750,000	Regions Financing Trust
	II, 6.625%, 05/15/2047
	(Callable 05/15/2027)	4,096,875
1,000,000	Republic New York
	Capital I,
	7.75%, 11/15/2026
	(Callable 02/07/2011)	1,021,875
700,000	Republic New York
	Corporation Debentures,
	9.125%, 05/15/2021	843,921
3,430,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	3,447,105
1,500,000	Santander Issuances,
	6.50%, 08/11/2019
	(Callable 08/11/2014)
	(Acquired 10/18/2007;
	Cost $1,719,992)* f	1,440,966

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Financial – 17.8% (cont.)
$1,100,000	Santander U.S. Debt
	S.A. Unipersonal,
	2.991%, 10/07/2013
	(Acquired 09/27/2010;
	Cost $1,100,000)* f	$1,068,616
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017) @	9,061,693
4,761,000	Simon Property Group
	LP, 7.75%, 01/20/2011	4,769,089
	SLM Corporation:
5,510,000	5.45%, 04/25/2011	5,558,031
1,000,000	5.375%, 01/15/2013	1,019,967
500,000	5.625%, 08/01/2033	392,326
1,500,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	1,635,668
550,000	SunTrust Banks Inc.,
	5.25%, 11/05/2012	579,272
1,032,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,216,871
1,000,000	Symetra Financial
	Corporation,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570)*	1,008,537
3,000,000	TD Ameritrade
	Holding Corporation,
	5.60%, 12/01/2019	3,141,624
2,400,000	Toll Road Inv.
	Partnership II,
	0.00%, 02/15/2011
	(Acquired 06/19/2008;
	Cost $2,378,699)* ^	2,382,257
1,000,000	Travelers Companies, Inc.,
	6.75%, 06/20/2036	1,169,406
560,000	UFJ Finance
	Aruba A.E.C.,
	6.75%, 07/15/2013 f	624,458
150,000	Union Planters
	Corporation,
	7.75%, 03/01/2011	151,399
750,000	Willis North
	America Inc.,
	5.625%, 07/15/2015	788,089
4,000,000	Xstrata Finance Canada,
	5.50%, 11/16/2011
	(Acquired 06/17/2010;
	Cost $4,101,136)* f	4,151,772
		302,916,634
Industrial – 13.8%
4,200,000	Acuity Brands Lighting
	Inc., 6.00%, 12/15/2019	4,370,659
	Allied Waste North
	America, Inc.:
6,000,000	Series B, 7.125%,
	05/15/2016 (Callable
	05/15/2011)	6,352,500
2,000,000	6.875%, 06/01/2017
	(Callable 06/02/2012)	2,200,000
	Ameritech Capital
	Funding Debentures:
1,993,410	9.10%, 06/01/2016	2,338,906
1,500,000	6.45%, 01/15/2018	1,688,168
2,000,000	Anglo American
	Capital PLC,
	9.375%, 04/08/2019
	(Acquired 04/02/2009;
	Cost $2,000,000)* f	2,690,270
6,000,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	6,185,970

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Industrial – 13.8% (cont.)
$600,000	Bunge Limited
	Finance Corporation,
	5.35%, 04/15/2014	$630,668
3,800,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	3,910,709
1,000,000	Canadian
	National Resources,
	6.25%, 03/15/2038 f @	1,104,930
8,164,000	Chevron Phillips
	Chemical Company LLC,
	7.00%, 06/15/2014
	(Acquired 10/27/2010
	through 10/28/2010;
	Aggregate
	Cost $9,331,187)*	9,255,216
800,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	520,000
400,000	Comcast Cable Holdings,
	8.375%, 03/15/2013	455,159
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037 @	1,131,068
2,640,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	2,990,890
1,380,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	1,577,946
6,075,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	6,495,888
	ConAgra Foods, Inc.:
1,687,000	5.819%, 06/15/2017	1,831,195
120,000	9.75%, 03/01/2021	159,258
	Continental Airlines, Inc.
	Pass-Thru Certificates:
28,035	Series 2000-2, Class C,
	8.312%, 04/02/2011	28,315
351,290	Series 1997-4, Class A,
	6.90%, 01/02/2018	373,246
	COX
	Communications Inc.:
2,301,000	7.125%, 10/01/2012	2,523,555
2,000,000	5.45%, 12/15/2014	2,201,752
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,225,300
410,000	Deutsche Telekom
	International Finance BV,
	8.75%, 06/15/2030 f	551,019
7,000,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	7,761,250
	Donnelley (R.R.)
	& Sons Co.:
2,500,000	8.60%, 08/15/2016	2,871,618
2,000,000	6.125%, 01/15/2017	2,044,472
1,000,000	7.625%, 06/15/2020 @	1,071,116
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	1,027,500
	Enterprise Products
	Operating LLC:
6,125,000	7.625%, 02/15/2012	6,529,537
1,725,000	6.125%, 02/01/2013	1,858,415
740,000	FedEx Corporation,
	9.65%, 06/15/2012	827,362
3,757,000	Fiserv, Inc.,
	6.125%, 11/20/2012	4,063,109
3,765,000	Fortune Brands Inc.,
	5.125%, 01/15/2011	3,768,656

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Industrial – 13.8% (cont.)
$8,907,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.375%, 04/01/2017
	(Callable 04/01/2012)	$9,853,368
	Georgia-Pacific LLC:
500,000	7.00%, 01/15/2015
	(Callable 02/07/2011)
	(Acquired 10/29/2010;
	Cost $518,459)*	518,750
7,000,000	8.25%, 05/01/2016
	(Callable 05/01/2013)
	(Acquired 12/10/2010;
	Cost $7,795,358)*	7,901,249
	GTE Corporation:
2,400,000	6.84%, 04/15/2018	2,720,681
100,000	8.75%, 11/01/2021	129,058
3,500,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	through 06/15/2009;
	Aggregate
	Cost $3,552,791)*	3,544,678
650,000	Health Management
	Association,
	6.125%, 04/15/2016	656,500
1,950,000	Highmark Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003
	through 12/17/2007;
	Aggregate
	Cost $1,968,095)*	2,191,818
1,000,000	Holcim US Finance,
	6.00%, 12/30/2019
	(Acquired 09/24/2009;
	Cost $986,740)* f	1,038,444
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,259,296
5,700,000	Hutchison Whampoa
	International LTD,
	7.625%, 04/09/2019
	(Acquired 10/22/2009
	through 10/29/2009;
	Aggregate
	Cost $6,363,258)* f	6,837,326
950,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	969,845
400,000	Laboratory Corporation
	of America Holdings,
	5.625%, 12/15/2015	438,447
	Lafarge SA: f
5,538,000	6.15%, 07/15/2011	5,682,453
1,000,000	7.125%, 07/15/2036	968,507
1,000,000	Martin Marietta
	Materials, Inc.,
	6.25%, 05/01/2037	962,481
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	1,021,970
8,000,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 05/19/2010
	through 12/10/2010;
	Aggregate
	Cost $8,610,339)*	8,608,159
	Nabors Industries, Inc.:
4,500,000	0.94%, 05/15/2011
	(Convertible until
	05/15/2011)	4,471,875
1,100,000	6.15%, 02/15/2018	1,174,091
1,300,000	New Cingular Wireless
	Services, Inc.,
	8.75%, 03/01/2031	1,757,705

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Industrial – 13.8% (cont.)
$1,500,000	Nextel Communications,
	Series D, 7.375%,
	08/01/2015 (Callable
	01/18/2011) @	$1,501,875
320,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	280,116
400,000	PCCW-HKT
	Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132)* f	430,942
4,355,000	Plum Creek
	Timberlands, L.P.,
	5.875%, 11/15/2015	4,688,166
1,000,000	Questar Market
	Resources Inc.,
	6.80%, 03/01/2020	987,187
200,000	Qwest Capital
	Funding, Inc.,
	7.25%, 02/15/2011	200,500
2,000,000	Ralcorp Holdings, Inc.,
	4.95%, 08/15/2020	1,992,312
500,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035 f	507,211
3,700,000	Rio Tinto
	Financial USA Ltd.,
	6.50%, 07/15/2018 f @	4,313,627
1,500,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $1,482,015)* f	1,667,658
	Sprint Capital
	Corporation:
2,800,000	6.90%, 05/01/2019	2,765,000
358,000	8.75%, 03/15/2032 @	361,580
2,793,000	Teck Resources
	Limited, 10.25%,
	05/15/2016 (Callable
	05/15/2013) f	3,456,338
	Telecom Italia Capital: f
2,000,000	7.175%, 06/18/2019 @	2,139,866
5,519,000	7.20%, 07/18/2036	5,182,683
	Telefonica
	Emisiones S.A.U.: f
100,000	6.421%, 06/20/2016	109,299
5,075,000	6.221%, 07/03/2017	5,457,787
	Time Warner, Inc.:
1,050,000	4.70%, 01/15/2021 @	1,069,077
1,100,000	7.625%, 04/15/2031 @	1,337,251
500,000	7.70%, 05/01/2032	610,346
1,000,000	6.55%, 05/01/2037	1,070,695
3,100,000	6.75%, 06/15/2039 @	3,423,869
3,000,000	Tyco Electronics
	Group S.A.,
	6.55%, 10/01/2017 f	3,409,245
300,000	Tyco International
	Finance,
	6.00%, 11/15/2013 f	332,801
211,765	United AirLines, Inc.
	Pass-Thru Certificates,
	Series 2000-2, Class C,
	7.762%, 04/29/2049 §	137,383
1,215,000	UnitedHealth Group, Inc.,
	4.875%, 02/15/2013	1,293,542
398,287	U.S. Airways
	Pass-Thru Certificate,
	Series 1998-1, 6.85%,
	01/30/2018	392,811
	Vale Overseas Limited: f
3,550,000	8.25%, 01/17/2034	4,415,160
1,550,000	6.875%, 11/21/2036	1,704,972
1,000,000	6.875%, 11/10/2039	1,104,930

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Industrial – 13.8% (cont.)
$2,000,000	Verizon Wireless
	Cap LLC,
	8.50%, 11/15/2018	$2,617,100
1,975,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f @	2,114,238
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	2,096,240
500,000	7.15%, 11/30/2037	473,823
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	1,006,348
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	122,190
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,112,100
3,100,000	Williams Partners LP,
	6.30%, 04/15/2040	3,226,750
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $3,598,884)* f	4,141,822
		233,577,163
Other Government Related Securities – 1.2%
	Corp Andina De
	Fomento Notes: f
675,000	7.375%, 01/18/2011 @	676,746
640,000	5.75%, 01/12/2017 @	673,741
5,750,000	Export-Import
	Bank Korea Notes,
	5.125%, 02/14/2011 f	5,770,711
	Korea Electric Power
	Corporation: f
342,000	7.75%, 04/01/2013	381,728
2,165,000	6.75%, 08/01/2027	2,352,736
510,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	562,832
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,603,429
2,800,000	PEMEX Project
	Funding Master Trust,
	5.75%, 03/01/2018 f	2,993,724
1,000,000	Petrobras International
	Finance Company,
	5.75%, 01/20/2020 f	1,037,568
301,000	United Mexican States,
	6.75%, 09/27/2034 f	338,625
2,788,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	2,966,139
		21,357,979
Residential Mortgage Backed Securities – 27.3%
	Bank of America
	Alternative Loan Trust:
378,423	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	387,877
4,939,235	Series 2003-5, Class 2A1,
	5.00%, 07/25/2018
	(Callable 01/25/2017)	5,075,736
630,948	Series 2003-11, Class
	4A1, 4.75%, 01/25/2019	633,962
401,465	Series 2004-6, Class 4A1,
	5.00%, 07/25/2019	406,029
437,380	Series 2004-11, Class
	4A1, 5.50%, 12/25/2019	441,011
630,621	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	628,578
2,845,166	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	2,523,497
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage
Backed Securities – 27.3% (cont.)
$2,206,122	Series 2005-10,
	Class 5A1, 5.25%,
	11/25/2020	$2,034,256
3,124,359	Series 2007-1,
	Class 1A1, 6.098%,
	04/25/2022	2,583,992
1,250,203	Series 2003-11, Class
	2A1, 6.00%, 01/25/2034	1,246,285
628,397	Series 2005-2, Class
	1CB2, 5.50%, 03/25/2035	582,527
901,327	Series 2005-9, Class
	1CB3, 5.50%, 10/25/2035	864,811
513,906	Series 2005-11, Class
	1CB4, 5.50%, 12/25/2035	440,926
1,827,560	Series 2006-5, Class CB7,
	6.00%, 06/25/2046	1,356,718
3,385,787	Bear Stearns Asset
	Backed Securities Trust,
	Series 2004-AC2, Class
	2A, 5.00%, 05/25/2034
	(Callable 06/25/2014)	3,431,539
	Chase Mortgage
	Finance Corporation:
914,343	Series 2003-S13, Class
	A11, 5.50%, 11/25/2033	935,191
48,837	Series 2003-S14, Class
	3A6, 5.50%, 01/25/2034	49,869
6,000,000	Series 2006-A1, Class
	2A3, 6.00%, 09/25/2036
	(Callable 09/25/2020)	4,725,612
119,853	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	121,983
925,987	Citigroup Mortgage
	Loan Trust, Inc.,
	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035
	(Callable 02/25/2018)	897,125
	Countrywide Alternative
	Loan Trust:
963,004	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	845,947
4,372,260	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021
	(Callable 04/25/2018)	3,712,232
1,005,700	Series 2006-J5, Class 3A1,
	6.132%, 07/25/2021
	(Callable 06/25/2019)	790,037
1,141,192	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	886,862
318,289	Series 2002-11, Class A4,
	6.25%, 10/25/2032
	(Callable 01/25/2011)	315,127
12,676,247	Series 2003-20CB, Class
	1A1, 5.50%, 10/25/2033
	(Callable 07/25/2019)	13,277,228
2,614,639	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	2,568,096
1,207,138	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	1,212,285
2,145,192	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,503,786
282,238	Countrywide
	Home Loans, Inc.,
	Series 2003-39, Class A5,
	5.00%, 05/25/2012	282,012

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage
Backed Securities – 27.3% (cont.)
$548,917	Credit Suisse First Boston
	Mortgage Securities
	Corporation, Series
	2004-4, Class 2A5,
	5.50%, 06/25/2015	$548,250
	Deutsche Mortgage
	Securities Inc.:
1,614,120	Series 2006-AR5, Class
	21A, 6.00%, 10/25/2021	1,396,362
289,927	Series 2004-4, Class 1A6,
	5.65%, 04/25/2034
	(Callable 12/25/2013)	257,308
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
70,907	6.50%, 07/01/2014	75,658
673,077	6.00%, 06/01/2020	732,077
383,442	5.50%, 11/01/2022	411,422
420,222	5.00%, 06/01/2023	446,657
387,692	5.50%, 07/01/2023	415,739
955,513	6.50%, 06/01/2029	1,074,393
3,506,886	5.50%, 01/01/2036	3,759,085
2,128,865	6.00%, 12/01/2036	2,313,660
3,304,658	5.50%, 04/01/2037	3,525,790
10,321,748	5.50%, 05/01/2038	11,009,205
11,062,510	5.50%, 08/01/2038	11,799,304
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
642,860	Series 3124, Class VP,
	6.00%, 06/15/2014	683,233
53,411	Series 2695, Class UA,
	5.50%, 09/15/2014	53,442
318,409	Series R007, Class AC,
	5.875%, 05/15/2016	321,354
2,785,353	Series R003, Class VA,
	5.50%, 08/15/2016	3,011,258
1,764,106	Series 3097, Class MC,
	6.00%, 11/15/2016	1,874,725
268,394	Series 2391, Class QR,
	5.50%, 12/15/2016	291,160
1,691,481	Series R009, Class AJ,
	5.75%, 12/15/2018	1,769,805
99,352	Series 206, Class E,
	0.00%, 07/15/2019
	(Callable 03/15/2011) ^	93,492
821,170	Series R010, Class AB,
	5.50%, 12/15/2019	865,707
47,620	Series 141, Class D,
	5.00%, 05/15/2021
	(Callable 02/15/2011)	49,941
52,896	Series 1074, Class I,
	6.75%, 05/15/2021
	(Callable 01/15/2011)	62,070
312,730	Series 1081, Class K,
	7.00%, 05/15/2021
	(Callable 01/15/2011)	351,247
53,422	Series 163, Class F,
	6.00%, 07/15/2021
	(Callable 02/15/2011)	58,798
101,165	Series 188, Class H,
	7.00%, 09/15/2021
	(Callable 02/15/2011)	118,711
45,496	Series 1286, Class A,
	6.00%, 05/15/2022
	(Callable 01/15/2011)	50,074
1,537,130	Series 1694, Class PK,
	6.50%, 03/15/2024
	(Callable 09/15/2013)	1,665,541
12,802,796	Series 2009-15, Class MA,
	4.00%, 03/25/2024	13,460,806

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage
Backed Securities – 27.3% (cont.)
$1,251,306	Series 2552, Class ND,
	5.50%, 10/15/2031	$1,308,841
44,467,075	4.50%, 08/01/2040	45,609,232
14,689,720	4.50%, 09/01/2040	15,067,032
	Federal National
	Mortgage Association
	(FNMA):
1,429,115	5.00%, 12/01/2019	1,530,270
13,155,600	5.00%, 11/01/2021	14,086,770
886,875	5.50%, 01/01/2023	960,292
1,449,479	5.50%, 07/01/2023	1,569,468
3,613,048	5.00%, 11/01/2023	3,847,558
1,448,056	6.00%, 03/01/2026	1,580,870
3,258,780	6.00%, 05/01/2026	3,557,672
3,955,282	5.00%, 05/01/2028	4,162,296
414,173	6.00%, 03/01/2033	456,254
422,365	5.00%, 11/01/2033	446,715
22,311,157	5.50%, 04/01/2034	24,049,157
10,566,308	5.50%, 04/01/2034	11,345,874
1,879,772	5.50%, 09/01/2034	2,023,266
455,687	6.00%, 11/01/2034	499,850
3,226,840	5.50%, 02/01/2035	3,473,163
3,250,824	5.50%, 02/01/2035	3,498,978
7,287,123	5.00%, 06/01/2035	7,698,126
6,967,472	5.00%, 07/01/2035	7,360,446
33,066,871	5.00%, 10/01/2035	34,911,215
3,669,833	5.00%, 11/01/2035	3,874,522
25,837,624	5.00%, 02/01/2036	27,278,749
15,961,060	5.00%, 03/01/2036	16,851,308
13,458,498	5.50%, 04/01/2036	14,473,245
4,153,528	5.50%, 11/01/2036	4,453,717
16,820,777	5.50%, 04/01/2037	18,110,060
778,232	6.00%, 08/01/2037	842,467
11,662,272	5.50%, 06/01/2038	12,486,920
15,735,786	4.00%, 08/01/2040	15,669,639
1,236,753	Series 2006-B2,
	Class AB, 5.50%,
	05/25/2014	1,259,797
40,011	Series 2002-56, Class
	MC, 5.50%, 09/25/2017	43,509
311,030	Series 1989-37, Class G,
	8.00%, 07/25/2019	370,304
79,885	Series 1989-94, Class G,
	7.50%, 12/25/2019	90,467
14,057	Series 1990-58, Class J,
	7.00%, 05/25/2020	15,745
125,827	Series 1990-76, Class G,
	7.00%, 07/25/2020	140,937
55,880	Series 1990-105, Class J,
	6.50%, 09/25/2020	61,964
19,589	Series 1990-108, Class G,
	7.00%, 09/25/2020	21,939
38,875	Series 1991-1, Class G,
	7.00%, 01/25/2021	43,599
45,729	Series 1991-86, Class Z,
	6.50%, 07/25/2021	50,872
1,266,504	Series 2003-33, Class LD,
	4.25%, 09/25/2022	1,312,576
529,377	Series 1993-58, Class H,
	5.50%, 04/25/2023	578,540
332,087	Series 1998-66, Class C,
	6.00%, 12/25/2028	367,149
673,582	Series 2002-85, Class PD,
	5.50%, 05/25/2031	695,413
43,960	Series 2003-44, Class AB,
	3.75%, 05/25/2033	45,981
1,799,035	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	1,942,676
3,476,979	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	3,754,594

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage
Backed Securities – 27.3% (cont.)
$2,784,603	Series 2004-W10,
	Class A24, 5.00%,
	08/25/2034	$2,782,720
4,100,000	Series 2004-W10, Class
	A4, 5.75%, 08/25/2034	4,272,951
	First Horizon Alternative
	Mortgage Securities:
664,432	Series 2005-FA7, Class
	2A1, 5.00%, 09/25/2020	594,197
1,002,552	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	910,900
2,633,188	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	2,427,186
128,327	GMAC Mortgage
	Corporation Loan Trust,
	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	129,960
270,829	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.441%, 09/25/2034
	(Callable 01/25/2011)	267,851
1,077,899	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-A1, Class
	2A1, 5.799%, 03/25/2036	703,526
	J.P. Morgan
	Mortgage Trust:
3,100,000	Series 2006-A7,
	Class 2A4R, 5.457%,
	01/25/2037 (Callable
	04/25/2018)	2,305,287
725,580	Series 2006-A7,
	Class 2A2, 5.83%,
	01/25/2037 (Callable
	04/25/2018)	541,198
6,100,000	Series 2007-A2,
	Class 2A3, 5.715%,
	04/25/2037 (Callable
	10/25/2018)	4,833,115
	Master Alternative
	Loans Trust:
1,970,502	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	1,997,397
112,510	Series 2004-2, Class 4A1,
	5.00%, 02/25/2019	113,165
1,357,590	Series 2004-4, Class 4A1,
	5.00%, 04/25/2019	1,374,169
666,221	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	688,248
452,123	Residential Accredit
	Loans, Inc.,
	Series 2004-QS6, Class
	A1, 5.00%, 05/25/2019
	(Callable 04/25/2015)	461,915
327,559	Residential Funding
	Mortgage Security I,
	Series 2003-S11, Class
	A2, 4.00%, 06/25/2018
	(Callable 08/25/2011)	328,511
871,970	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class
	A2, 4.00%, 06/25/2033
	(Callable 03/25/2014)	886,711
	Washington Mutual, Inc.
	Pass-Thru Certificates:
1,630,168	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	1,686,642
2,893,348	Series 2004-CB2, Class
	7A, 5.50%, 08/25/2019	3,001,217

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Residential Mortgage
Backed Securities – 27.3% (cont.)
$71,217	Series 2004-CB3,
	Class 3A, 5.50%,
	10/25/2019	$72,443
931,762	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	957,629
625,576	Series 2004-CB4,
	Class 21A, 5.50%,
	12/25/2019	647,256
		463,171,638
Taxable Municipal Bonds – 3.8%
	California
	Qualified School
	Construction Bonds:
2,500,000	5.041%, 07/01/2020	2,464,325
7,500,000	7.155%, 03/01/2027	7,465,950
6,500,000	California State,
	5.75%, 03/01/2017	6,644,885
5,975,000	Contra Costa County
	California Pension
	Obligation,
	5.14%, 06/01/2017	5,994,598
1,000,000	Cuyahoga County Ohio
	Industrial Development
	Revenue,
	9.125%, 10/01/2023	770,510
2,580,000	Eaton Ohio Community
	City Schools,
	5.39%, 08/25/2027
	(Callable 06/01/2020)	2,465,293
4,975,000	Elgin Ohio LOC
	School District,
	5.499%, 08/31/2027
	(Callable 12/01/2019)	4,669,485
10,000,000	Illinois State,
	3.636%, 02/01/2014	9,944,100
6,500,000	San Dieguito California
	Public Facilities,
	6.459%, 05/01/2027	6,479,135
5,000,000	State Public School
	Building Authorities
	Revenue,
	5.00%, 09/15/2027	4,512,200
2,650,000	Three Rivers Ohio
	LOC School District,
	5.209%, 09/15/2027
	(Callable 12/01/2020)	2,481,063
7,830,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	7,184,573
4,000,000	Westlake Ohio City
	School District,
	5.227%, 12/01/2026
	(Callable 12/01/2020)	3,844,120
		64,920,237
Utilities – 6.5%
	Allegheny Energy
	Supply Co. Senior
	Unsecured Notes:
5,500,000	8.25%, 04/15/2012
	(Acquired 06/17/2010
	through 09/21/2010;
	Aggregate
	Cost $5,870,921)*	5,900,873
1,900,000	5.75%, 10/15/2019
	(Acquired 09/22/2009
	through 06/30/2010;
	Aggregate
	Cost $1,891,569)* @	1,912,428

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Utilities – 6.5% (cont.)
$6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	$7,763,666
850,000	Arizona Pubic Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019	1,064,300
2,482,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	2,698,753
	Constellation Energy
	Group Inc.:
6,575,000	7.00%, 04/01/2012	7,074,891
1,000,000	4.55%, 06/15/2015	1,037,387
4,500,000	El Paso Pipeline Partners
	Operating Co LLC,
	7.50%, 11/15/2040	4,663,656
	Enel Finance
	International: f
2,475,000	5.125%, 10/07/2019
	(Acquired 09/30/2009;
	Cost $2,464,110)*	2,452,787
1,900,000	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $1,894,965)*	1,922,986
	Energy Transfer Partners:
750,000	5.65%, 08/01/2012	794,628
1,173,000	8.50%, 04/15/2014	1,361,929
2,500,000	FPL Group Capital,
	Inc., Series D,
	7.30%, 09/01/2067
	(Callable 09/01/2017) @	2,581,250
514,904	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 02/07/2011)
	(Acquired 06/27/2006;
	Cost $503,672)*	531,587
	Kinder Morgan Energy
	Partners Senior Notes:
1,000,000	9.00%, 02/01/2019	1,259,305
2,250,000	6.95%, 01/15/2038	2,444,850
1,000,000	6.50%, 09/01/2039	1,033,035
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	911,250
119,757	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $128,751)*	123,270
2,600,000	Korea Gas Corp.,
	4.25%, 11/02/2020
	(Acquired 10/26/2010;
	Cost $2,587,026)* f	2,466,773
2,118,000	Midamerican Energy
	Holdings Co.,
	5.875%, 10/01/2012	2,285,244
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,512,670
7,045,000	National Oilwell Varco
	Inc., Series B,
	6.125%, 08/15/2015
	(Callable 02/01/2011)	7,275,632
	National Rural
	Utilities Corporation:
4,647,000	10.375%, 11/01/2018	6,410,183
100,000	8.00%, 03/01/2032	126,589
3,724,000	Nisource Finance
	Corporation,
	6.15%, 03/01/2013	4,062,527
1,525,000	ONEOK Inc.,
	7.125%, 04/15/2011	1,551,733
1,000,000	Plains All
	American Pipeline,
	5.625%, 12/15/2013	1,093,733

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 97.8% (cont.)
Utilities – 6.5% (cont.)
	PPL Energy Supply,
	LLC Senior Notes:
$300,000	6.40%, 11/01/2011	$314,025
2,060,000	Series A, 5.70%,
	10/15/2015	2,254,740
	PSE&G Power LLC:
450,000	5.00%, 04/01/2014 @	482,873
144,000	5.32%, 09/15/2016	157,565
4,005,000	5.125%, 04/15/2020	4,167,275
1,429,057	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	1,597,414
2,000,000	Rockies Express
	Pipeline LLC,
	5.625%, 04/15/2020
	(Acquired 03/17/2010;
	Cost $1,998,220)*	1,933,250
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676)*	1,501,308
3,000,000	Southwestern Public
	Service Co.,
	5.60%, 10/01/2016	3,287,073
7,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	8,267,287
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,234,552
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,360,714
	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes:
1,000,000	Series B, 7.00%,
	08/15/2011	1,037,280
2,200,000	8.875%, 07/15/2012	2,431,099
1,500,000	Valero Energy
	Corporation, 6.875%,
	04/15/2012 @	1,596,272
	Vectren Utility
	Holdings, Inc.:
1,175,000	6.625%, 12/01/2011	1,234,221
1,100,000	5.25%, 08/01/2013	1,183,580
		109,358,443
U.S. Government Agency Issues – 1.9%
	Government National
	Mortgage Association
	(GNMA):
278,607	6.00%, 11/20/2033	307,572
30,926,067	4.50%, 05/20/2040	32,150,016
		32,457,588
U.S. Treasury Obligations – 15.6%
	U.S. Treasury Bonds:
36,775,000	2.375%, 03/31/2016 @	37,240,424
105,300,000	6.25%, 08/15/2023 @	132,348,938
56,025,000	5.25%, 11/15/2028 @	64,209,916
29,825,000	4.375%, 02/15/2038 @	30,141,891
		263,941,169
	Total Long-Term
	Investments
	(Cost $1,638,898,873)	1,660,629,000

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Shares		Value
SHORT-TERM INVESTMENTS – 4.3%
Money Market Mutual Funds – 4.3%
39,830,334	Dreyfus Institutional
	Cash Advantage
	Fund, 0.18% «	$39,830,334
32,795,193	The AIM STIT –
	Liquid Assets
	Portfolio, 0.19% «	32,795,193
	Total Short-Term
	Investments
	(Cost $72,625,527)	72,625,527

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 15.3%
Commercial Paper – 0.2%
$3,481,486	Atlantic East
	Funding LLC,
	0.59%, 03/25/2011 †**	2,362,338
	Total Commercial Paper
	(Cost $3,481,486)	2,362,338

Shares
Investment Companies – 15.1%
256,681,023	Mount Vernon
	Securities Lending
	Trust Prime
	Portfolio, 0.29% «	256,681,023
	Total Investment
	Companies
	(Cost $256,681,023)	256,681,023
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $260,162,509)	259,043,361
	Total Investments
	(Cost $1,971,686,909)
	– 117.4%	1,992,297,888

Asset Relating to Securities
Lending Investments – 0.1%
	Support
	Agreement** ^ a	1,119,148
	Total (Cost $0)	1,119,148
	Liabilities in Excess of
	Other Assets – (17.5)%	(296,082,279)
	TOTAL NET
	ASSETS – 100.0%	$1,697,334,757

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at December 31, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Summary of Fair Value Exposure at December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$72,871,857	$—	$72,871,857
Commercial Mortgage Backed Securities	—	96,056,292	—	96,056,292
Corporate Debt Securities	—	645,852,240	—	645,852,240
Other Government Related Securities	—	21,357,979	—	21,357,979
Residential Mortgage Backed Securities	—	463,171,638	—	463,171,638
Taxable Municipal Bonds	—	64,920,237	—	64,920,237
U.S. Government Agency Issues	—	32,457,588	—	32,457,588
U.S. Treasury Obligations	—	263,941,169	—	263,941,169
Total Fixed Income	—	1,660,629,000	—	1,660,629,000
Short-Term Investments
Money Market Mutual Funds	72,625,527	—	—	72,625,527
Total Short-Term Investments	72,625,527	—	—	72,625,527
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	2,362,338	—	2,362,338
Money Market Mutual Funds	256,681,023	—	—	256,681,023
Total Investments Purchased with Cash
Proceeds from Securities Lending	256,681,023	2,362,338	—	259,043,361
Total Investments	$329,306,550	$1,662,991,338	$—	$1,992,297,888
Asset Relating to Securities Lending Investments	$—	$1,119,148	$—	$1,119,148

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2010

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$2,829,765
Accrued discounts/premiums	—
Realized gain (loss)	(901,943)
Change in unrealized appreciation (depreciation)	210,610
Net purchases (sales)	(1,743,806)
Transfers in and/or out of Level 3*	(394,626)
Balance as of December 31, 2010	$—

*
The information used in the above reconciliation represents fiscal year activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Core Plus Bond Fund

December 31, 2010

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.  The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The Fund entered the year with a significant yield advantage over its benchmark and was able to convert it into strong relative and absolute net performance in 2010.  The primary factors for the Fund’s outperformance over its benchmark index were:

• The underweight to U.S. Treasuries was beneficial to the Fund’s performance as Treasuries generally underperformed equal duration securities from the other high quality “spread sectors” of the bond market in 2010.

• An overweight to the corporate credit sector and specifically financial issues.  An overweight to credit was positive for relative performance as the credit sector performed well in 2010.  Financials were the best performing credit sector during the year.

• Price appreciation of non-Agency mortgage-backed securities.  Non-Agency mortgages continued to perform well due to strong demand in the marketplace.

• Price recovery from certain securities with sound fundamental value whose market prices had temporarily fallen and subsequently appreciated in value.

• An underweight to Agency mortgage pass-through securities detracted from relative performance.

The Fund maintained its duration-neutral positioning relative to its benchmark index, holding a broadly diversified portfolio of 446 securities at year end.

We are pleased with the Fund’s performance in 2010 and are confident in the individual issues and the overall structure of the Fund.  The Fund’s yield advantage over the benchmark is meaningful and we are optimistic regarding the Fund’s relative performance as we head into 2011.

Portfolio Characteristics

Quality Distribution*	Sector Weightings*

Net Assets:	$510,771,805	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	4.44%	Investor Class:	0.55	%***
Investor Class:	4.20%	Portfolio Turnover Rate:	61.5%
Average Effective Duration:	4.94 years	Total Number of Holdings:	446
Average Effective Maturity:	7.17 years

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2010.
***	Includes 0.25% 12b-1 fee.

Baird Core Plus Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Core Plus Bond Fund

Average Annual Total Returns

				Since
For the Periods Ended December 31, 2010	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	9.81%	7.04%	6.63%	7.06%
Investor Class Shares	9.53%	6.79%	6.37%	6.79%
Barclays Capital U.S. Universal Bond Index(2)	7.16%	5.90%	6.08%	6.30%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2010.
(2)
The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4%
Asset Backed Securities – 3.6%
$59,292	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-2, Class A6,
	6.45%, 12/25/2027
	(Callable 01/25/2011)	$58,794
	Bayview Financial
	Acquisition Trust:
700,000	Series 2007-A,
	6.205%, 05/28/2037	693,477
150,000	Series 2007-B, Class 1A2,
	6.831%, 08/28/2047	75,110
	Countrywide Asset-
	Backed Certificates:
64,285	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	58,684
214,135	Series 2004-12, Class AF6,
	4.634%, 03/25/2035
	(Callable 05/25/2019)	215,818
1,341,588	Series 2004-15, Class AF6,
	4.613%, 04/25/2035
	(Callable 01/25/2018)	1,309,870
2,057,503	Series 2005-7, Class AF6,
	4.693%, 08/25/2035
	(Callable 05/25/2024)	1,886,427
540,390	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	455,017
2,327,143	Series 2005-11, Class AF3,
	4.778%, 02/25/2036	1,965,378
2,080,399	Series 2005-13, Class AF3,
	5.43%, 04/25/2036	1,539,802
279,103	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	158,098
182,626	Series 2007-S1, Class A6,
	5.693%, 11/25/2036
	(Callable 09/25/2016)	117,037
733,472	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	670,687
245,671	Series 2006-13,
	Class 1AF3, 5.944%,
	01/25/2037	138,622
210,521	Series 2007-S2, Class A2,
	5.649%, 05/25/2037	168,205
300,000	Series 2007-4, Class A3,
	5.714%, 09/25/2037	159,074
1,300,000	Series 2006-10, Class 1AF3,
	5.971%, 09/25/2046	791,782
616,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	325,962
441,513	Credit-Based Asset
	Servicing and Security,
	Series 2005-CB3,
	4.725%, 02/25/2033	441,145
4,997	GE Capital Mortgage
	Services, Inc.,
	Series 1999-HE1, Class A7,
	6.265%, 04/25/2029
	(Callable 01/25/2011)	4,890
	Green Tree Financial
	Corporation:
49,690	Series 1993-4, Class A5,
	7.05%, 01/15/2019
	(Callable 01/15/2011)	50,870
17,163	Series 1997-1, Class A5,
	6.86%, 03/15/2028	18,035
56,121	Series 1997-4, Class A5,
	6.88%, 02/15/2029	58,604
741,420	Series 1997-5, Class A6,
	6.82%, 05/15/2029	759,763
720,186	Series 1998-3, Class A5,
	6.22%, 03/01/2030	762,797

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Asset Backed Securities – 3.6% (cont.)
$304,217	Series 1998-4, Class A5,
	6.18%, 04/01/2030	$308,257
44,120	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017
	(Callable 01/15/2011)	41,199
	Renaissance Home
	Equity Loan Trust:
249,163	Series 2005-1, Class AF6,
	4.97%, 05/25/2035
	(Callable 11/25/2020)	234,629
819,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	484,920
717,833	Series 2006-3, Class AF2,
	5.58%, 11/25/2036	574,862
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	263,720
300,000	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	157,831
1,500,000	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	784,463
188,877	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS10, Class
	AI7, 4.85%, 11/25/2033	185,128
	Residential Asset
	Securities Corporation:
235,237	Series 2003-KS5, Class
	AI6, 3.62%, 07/25/2033
	(Callable 06/25/2014)	210,055
175,499	Series 2003-KS9, Class
	AI6, 4.71%, 11/25/2033
	(Callable 07/25/2016)	160,243
626,238	Series 2006-EMX8,
	0.364%, 10/25/2036	583,272
1,557,928	Structured Asset
	Securities Corporation,
	Series 2005-7XS,
	Class 1A4B,
	5.44%, 04/25/2035
	(Callable 12/25/2017)	1,413,030
		18,285,557
Commercial Mortgage Backed Securities – 7.4%
5,425,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class
	A4, 5.222%, 07/15/2044	5,838,459
3,875,000	Commercial Mortgage
	Pass-Through Certificates,
	Series 2005-C6, Class A5A,
	5.116%, 06/10/2044	4,146,951
1,006,398	First Union National Bank
	Commercial Mortgage
	Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	1,031,417
	GE Capital Commercial
	Mortgage Corporation:
1,610,000	Series 2003-C2, Class A4,
	5.145%, 07/10/2037	1,710,970
1,600,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	1,699,797
	GMAC Commercial
	Mortgage Securities, Inc.:
204,534	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	204,463
1,750,000	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	1,814,891
6,727,000	Series 2004-C2, Class A4,
	5.301%, 08/10/2038	7,160,672
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Commercial Mortgage
Backed Securities – 7.4% (cont.)
$5,280,000	J.P. Morgan Chase
	Commercial Mortgage
	Trust, Series 2005-CB12,
	Class A4, 4.895%,
	09/12/2037	$5,592,147
1,440,791	Salomon Brothers
	Mortgage Securities VII,
	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	1,474,674
	Wachovia Bank
	Commercial
	Mortgage Trust:
1,550,000	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	1,625,756
5,000,000	Series 2005-C22,
	Class A4, 5.27%,
	12/15/2044	5,359,942
		37,660,139
Financial – 19.5%
745,000	Abbey National
	Treasury Services PLC,
	3.875%, 11/10/2014
	(Acquired 02/25/2010
	through 07/14/2010;
	Aggregate
	Cost $742,888)* @	738,249
175,000	The Allstate Corporation,
	5.35%, 06/01/2033	172,333
1,065,000	Ally Financial Inc.,
	8.30%, 02/12/2015	1,171,500
935,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	1,053,612
	American General
	Finance Corporation:
430,000	4.00%, 03/15/2011 @	426,775
275,000	5.85%, 06/01/2013	249,563
1,000,000	6.90%, 12/15/2017	807,500
225,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	196,381
2,500,000	AON Corp.,
	3.50%, 09/30/2015	2,501,232
975,000	Arden Realty LP,
	5.25%, 03/01/2015
	(Callable 12/01/2014)	1,026,629
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	500,061
200,000	BankAmerica Capital
	II, Series 2,
	8.00%, 12/15/2026
	(Callable 02/07/2011)	201,250
1,000,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Callable 02/07/2011)
	(Acquired 07/22/2010;
	Cost $990,000)*	1,006,250
575,000	Bank of America
	Corporation Subordinated
	Notes, 10.20%, 07/15/2015	681,222
250,000	Bank Tokyo –
	Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f	254,739
300,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 02/07/2011)	219,787
400,000	Bear Stearns Cos.,
	Inc., Series B,
	6.95%, 08/10/2012	436,398

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Financial – 19.5% (cont.)
$1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016
	(Callable 02/04/2016) f	$310,000
125,000	Capital One
	Financial Corp.,
	6.15%, 09/01/2016	135,328
315,726	CIT Group Funding,
	10.25%, 05/01/2017	322,451
	CIT Group, Inc.:
28,726	7.00%, 05/01/2013
	(Callable 02/22/2011) @	29,301
43,088	7.00%, 05/01/2014
	(Callable 02/22/2011) @	43,519
43,088	7.00%, 05/01/2015
	(Callable 02/22/2011)	43,196
571,814	7.00%, 05/01/2016
	(Callable 02/22/2011)	573,958
100,540	7.00%, 05/01/2017
	(Callable 02/22/2011) @	100,791
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037) @	728,000
1,100,000	Citigroup, Inc.,
	6.01%, 01/15/2015	1,206,729
	CNA Financial
	Corporation:
1,000,000	6.50%, 08/15/2016	1,070,900
1,500,000	5.875%, 08/15/2020	1,493,510
1,675,000	Comerica Bank,
	5.75%, 11/21/2016	1,806,836
300,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Callable 02/07/2011)
	(Acquired 10/29/2010;
	Cost $306,707)*	306,197
1,100,000	Countrywide
	Financial Corporation,
	6.25%, 05/15/2016	1,128,035
2,700,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f @	2,860,814
500,000	First Empire Capital Trust
	I, 8.234%, 02/01/2027
	(Callable 02/07/2011)	497,005
1,000,000	First Empire Capital Trust
	II, 8.277%, 06/01/2027
	(Callable 02/07/2011)	996,856
2,000,000	First Horizon
	National Corporation,
	5.375%, 12/15/2015	2,018,840
383,626	First National Bank of
	Chicago Pass-Thru
	Certificates, Series 1993-A,
	8.08%, 01/05/2018	422,195
1,500,000	First Tennessee
	Capital I, Series A,
	8.07%, 01/06/2027
	(Callable 01/14/2011)	1,501,875
650,000	First Union
	Capital I, Series A,
	7.935%, 01/15/2027
	(Callable 02/07/2011)	668,680
	General Electric
	Capital Corporation:
1,150,000	5.625%, 09/15/2017 @	1,260,975
1,500,000	5.50%, 01/08/2020 @	1,604,231
1,627,000	Genworth Global
	Funding Trust,
	5.125%, 03/15/2011	1,638,793

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Financial – 19.5% (cont.)
$3,010,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004
	through 12/16/2010;
	Aggregate
	Cost $3,110,969)*	$3,180,961
	GMAC Inc.:
1,000,000	6.00%, 05/23/2012 @	1,030,000
1,305,000	7.50%, 12/31/2013	1,399,612
984,000	8.00%, 12/31/2018 @	1,040,580
250,000	GMAC LLC,
	6.75%, 12/01/2014	261,953
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	119,106
	The Goldman
	Sachs Group, Inc.:
100,000	5.15%, 01/15/2014 @	107,706
1,000,000	5.95%, 01/18/2018	1,084,883
300,000	6.75%, 10/01/2037	306,719
1,805,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 05/19/2006
	through 10/28/2010;
	Aggregate
	Cost $1,955,892)*	2,010,160
800,000	Hartford Financial
	Services Group,
	8.125%, 06/15/2038
	(Callable 06/15/2018) @	850,000
175,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	177,094
750,000	HSBC Finance
	Corporation,
	7.00%, 05/15/2012	804,709
	Invesco Ltd.: f
2,010,000	5.625%, 04/17/2012	2,088,195
275,000	5.375%, 02/27/2013	290,888
1,110,000	5.375%, 12/15/2014	1,148,389
2,500,000	Irish Life & Permanent
	Group Holdings PLC,
	3.60%, 01/14/2013
	(Acquired 12/01/2010;
	Cost $2,257,759)* f	2,242,545
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017 @	344,500
875,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	836,603
3,100,000	J.P. Morgan Chase & Co.,
	4.25%, 10/15/2020 @	3,027,614
1,500,000	John Hancock Mutual
	Life Insurance Company,
	7.375%, 02/15/2024
	(Acquired 08/26/2010;
	Cost $1,700,122)*	1,651,776
	Key Bank NA:
600,000	7.413%, 05/06/2015	665,300
1,279,000	5.45%, 03/03/2016	1,345,957
1,500,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 03/10/2010;
	Cost $1,647,565)* f	1,692,360
	Liberty Mutual
	Group Inc.:
655,000	5.75%, 03/15/2014
	(Acquired 12/21/2010;
	Cost $681,521)*	681,268
225,000	6.50%, 03/15/2035
	(Acquired 09/29/2008
	through 11/23/2010;
	Aggregate Cost $182,132)*	199,339

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Financial – 19.5% (cont.)
$900,000	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008
	through 05/06/2009;
	Aggregate
	Cost $750,289)*	$1,089,000
375,000	Liberty Mutual
	Insurance Company,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $240,078)*	332,483
825,000	Lincoln National
	Corporation,
	6.05%, 04/20/2067
	(Callable 04/20/2017)	761,063
1,300,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020
	(Acquired 01/05/2010
	through 11/19/2010;
	Aggregate
	Cost $1,304,839)* f @	1,283,575
	Manufacturer And
	Traders Trust Co.:
500,000	6.625%, 12/04/2017	561,325
265,000	5.585%, 12/28/2020
	(Callable 12/28/2015)	251,017
2,350,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	2,499,925
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $700,000)*	376,250
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 02/07/2011)	151,875
	Merrill Lynch
	& Company:
100,000	5.00%, 02/03/2014	103,491
800,000	6.875%, 04/25/2018	875,486
725,000	7.75%, 05/14/2038	752,425
300,000	Metlife Inc., Series A,
	6.817%, 08/15/2018	349,765
	M&I Marshall &
	Ilsley Bank Senior
	Unsecured Notes:
520,000	5.30%, 09/08/2011	523,807
600,000	4.85%, 06/16/2015	609,608
1,550,000	Monumental Global
	Funding III,
	0.46%, 01/25/2013
	(Acquired 10/14/2010;
	Cost $1,521,977)*	1,506,828
	Morgan Stanley:
800,000	5.625%, 01/09/2012	835,315
575,000	4.75%, 04/01/2014	588,816
650,000	6.00%, 04/28/2015	703,952
300,000	5.375%, 10/15/2015	315,111
125,000	6.625%, 04/01/2018	135,596
1,136,000	National City Bank,
	6.20%, 12/15/2011	1,190,852
500,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	502,966
800,000	Nationwide Financial
	Services, Inc.,
	5.90%, 07/01/2012	844,369

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Financial – 19.5% (cont.)
$100,000	Nationwide Mutual
	Insurance Company,
	7.875%, 04/01/2033
	(Acquired 10/13/2009;
	Cost $90,110)*	$100,767
1,909,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,952,760
325,000	Nomura Holdings Inc.,
	6.70%, 03/04/2020 f	347,845
375,000	PHH Corporation,
	7.125%, 03/01/2013	374,063
1,550,000	Principal Life
	Income Funding,
	5.10%, 04/15/2014	1,671,670
950,000	Protective Life
	Corporation Senior Notes,
	4.30%, 06/01/2013	988,629
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047
	(Callable 05/15/2027)	1,207,500
	Royal Bank of Scotland
	Group PLC: f
705,000	5.00%, 11/12/2013	696,216
1,528,000	5.05%, 01/08/2015	1,470,069
	Santander Financial
	Issuances: f
550,000	6.375%, 02/15/2011	552,743
300,000	7.25%, 11/01/2015	318,283
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017) @	2,459,898
	SLM Corporation:
425,000	5.125%, 08/27/2012	433,820
1,000,000	5.375%, 05/15/2014	1,004,928
50,000	5.625%, 08/01/2033	39,233
643,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	701,156
1,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,179,139
380,000	Symetra Financial
	Corporation,
	6.125%, 04/01/2016
	(Acquired 10/12/2010
	through 10/13/2010;
	Aggregate Cost $404,405)*	383,244
1,000,000	TD Ameritrade
	Holding Corporation,
	5.60%, 12/01/2019	1,047,208
500,000	Travelers Companies, Inc.,
	5.35%, 11/01/2040 @	492,630
945,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	1,053,773
1,000,000	Unitrin, Inc. Senior
	Unsecured Notes,
	6.00%, 05/15/2017	988,024
150,000	Westpac Banking
	Corporation,
	4.875%, 11/19/2019 f	157,621
100,000	Willis North America Inc.,
	5.625%, 07/15/2015	105,079
		99,871,911
Industrial – 17.0%
700,000	Acuity Brands
	Lighting Inc.,
	6.00%, 12/15/2019	728,443
200,000	Allied Waste
	North America, Inc.,
	6.875%, 06/01/2017
	(Callable 06/02/2012)	220,000

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Industrial – 17.0% (cont.)
$225,000	Anadarko Petroleum
	Corporation,
	5.95%, 09/15/2016	$241,715
100,000	AT&T Inc.,
	5.625%, 06/15/2016	112,127
337,605	Atlas Air, Inc.
	Pass-Thru Certificates,
	Series 2000-1, 8.707%,
	07/02/2021	328,321
1,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	1,546,493
50,000	British
	Telecommunications PLC,
	5.95%, 01/15/2018 f	54,726
1,500,000	Browning-Ferris
	Industries Inc.,
	9.25%, 05/01/2021	1,886,402
	Bunge Limited
	Finance Corporation:
625,000	5.35%, 04/15/2014	656,946
200,000	5.10%, 07/15/2015	206,299
1,105,000	8.50%, 06/15/2019	1,295,641
675,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	694,665
500,000	Chevron Phillips
	Chemical Company LLC,
	7.00%, 06/15/2014
	(Acquired 11/05/2010;
	Cost $575,139)*	566,831
50,000	Clear Channel
	Communications,
	5.50%, 12/15/2016	32,500
	Comcast Cable Holdings:
500,000	9.80%, 02/01/2012	544,217
625,000	7.875%, 08/01/2013	714,649
350,000	Comcast Corporation,
	6.50%, 01/15/2017	403,470
875,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	991,299
2,000,000	Computer Sciences
	Corporation,
	5.50%, 03/15/2013	2,138,564
	Continental Airlines, Inc.
	Pass-Thru Certificates:
891,815	Series 2000-2, Class C,
	8.312%, 04/02/2011	900,733
53,827	Series 1997-4, Class A,
	6.90%, 01/02/2018	57,191
800,000	COX
	Communications Inc.,
	5.45%, 12/15/2014	880,701
	CSX Corporation:
750,000	6.25%, 04/01/2015	852,321
175,000	6.22%, 04/30/2040	189,986
425,000	Deutsche Telekom
	International Finance BV,
	8.75%, 06/15/2030 f	571,178
1,752,000	DIRECTV
	Holdings/Financing,
	7.625%, 05/15/2016
	(Callable 05/15/2012)	1,942,530
	Donnelley (R.R.)
	& Sons Co.:
1,250,000	8.60%, 08/15/2016	1,435,809
1,200,000	6.125%, 01/15/2017	1,226,683
366,220	Federal Express Corporation
	1995 Pass-Thru
	Certificates, Series B2,
	7.11%, 01/02/2014
	(Callable 02/07/2011)	367,502

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Industrial – 17.0% (cont.)
$500,000	First Data Corporation,
	9.875%, 09/24/2015
	(Callable 09/30/2011)	$476,250
576,000	Fiserv, Inc.,
	6.125%, 11/20/2012	622,931
2,000,000	Freeport-McMoRan
	Copper & Gold Inc.,
	8.375%, 04/01/2017
	(Callable 04/01/2012)	2,212,500
	Georgia-Pacific LLC:
350,000	9.50%, 12/01/2011	374,500
1,000,000	5.40%, 11/01/2020
	(Acquired 10/27/2010;
	Cost $994,130)*	988,679
975,000	GTE Corporation,
	8.75%, 11/01/2021	1,258,316
2,200,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	2,244,000
1,125,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	1,147,500
100,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 01/26/2005;
	Cost $101,230)*	101,277
2,100,000	Health Management
	Association,
	6.125%, 04/15/2016	2,121,000
425,000	Highmark Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 10/28/2010
	through 11/24/2010;
	Aggregate
	Cost $472,039)*	477,704
800,000	Humana Inc.,
	7.20%, 06/15/2018	903,718
2,000,000	Hutchison Whampoa
	International LTD,
	4.625%, 09/11/2015
	(Acquired 08/19/2010;
	Cost $2,111,685)* f	2,099,764
1,114,000	International
	Paper Company,
	7.40%, 06/15/2014 @	1,263,875
100,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	109,355
	Lafarge SA: f
1,000,000	6.15%, 07/15/2011	1,026,084
1,125,000	6.50%, 07/15/2016	1,198,292
725,000	7.125%, 07/15/2036	702,168
	Marathon Oil Corporation:
737,000	6.50%, 02/15/2014	829,656
1,000,000	7.50%, 02/15/2019 @	1,241,936
	Martin Marietta
	Materials, Inc.:
200,000	6.60%, 04/15/2018	215,028
450,000	6.25%, 05/01/2037	433,116
	Masco Corporation:
1,725,000	6.125%, 10/03/2016	1,762,898
1,000,000	7.125%, 03/15/2020 @	1,046,128
2,534,000	Mosaic Co.,
	7.625%, 12/01/2016
	(Callable 12/01/2011)
	(Acquired 11/10/2010;
	Cost $2,751,774)*	2,726,634

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Industrial – 17.0% (cont.)
	Nabors Industries, Inc.:
$2,000,000	0.94%, 05/15/2011
	(Convertible until
	05/15/2011)	$1,987,500
250,000	6.15%, 02/15/2018	266,839
350,000	New Cingular Wireless
	Services, Inc.,
	8.75%, 03/01/2031	473,228
150,000	Nextel Communications
	Senior Notes, Series E,
	6.875%, 10/31/2013
	(Callable 01/18/2011) @	150,375
1,000,000	NuStar Logistics L.P.,
	4.80%, 09/01/2020	969,857
50,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	43,768
200,000	PCCW-HKT Capital
	II Ltd., 6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $199,066)* f	215,471
775,000	PCCW-HKT Capital III
	Ltd., 5.25%, 07/20/2015
	(Acquired 09/29/2008
	through 12/20/2010;
	Aggregate
	Cost $790,434)* f	812,197
75,000	Pearson Dollar
	Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/29/2008;
	Cost $73,807)* f	81,302
	Plum Creek
	Timberlands L.P.:
1,200,000	5.875%, 11/15/2015	1,291,802
1,200,000	4.70%, 03/15/2021	1,142,053
2,175,000	POSCO,
	4.25%, 10/28/2020
	(Acquired 10/21/2010;
	Cost $2,165,365)* f	2,065,271
2,000,000	Reliance Holdings USA
	Inc., 4.50%, 10/19/2020
	(Acquired 10/14/2010
	through 10/18/2010;
	Aggregate
	Cost $1,988,700)* @	1,908,306
1,077,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	1,157,241
975,000	Rio Tinto
	Financial USA Ltd.,
	6.50%, 07/15/2018 f	1,136,699
610,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007
	through 04/08/2009;
	Aggregate
	Cost $542,802)* f	678,181
	Sprint Capital Corporation:
700,000	7.625%, 01/30/2011 @	701,750
675,000	6.90%, 05/01/2019	666,563
300,000	8.75%, 03/15/2032	303,000
200,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016 @	193,250
225,000	Sunoco, Inc.
	Senior Unsecured Notes,
	5.75%, 01/15/2017 @	234,947
565,000	TCI Communications, Inc.,
	8.75%, 08/01/2015	695,452
836,000	Teck Resources Limited,
	10.25%, 05/15/2016
	(Callable 05/15/2013) f @	1,034,550

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Industrial – 17.0% (cont.)
	Telecom Italia Capital: f
$340,000	4.95%, 09/30/2014	$348,345
1,775,000	7.20%, 07/18/2036	1,666,835
	Telefonica Emisiones,
	S.A.U.: f
600,000	6.421%, 06/20/2016	655,795
750,000	6.221%, 07/03/2017	806,570
100,000	7.045%, 06/20/2036	102,318
	Time Warner, Inc.:
175,000	8.875%, 10/01/2012	196,681
92,000	6.875%, 06/15/2018	107,764
725,000	7.625%, 04/15/2031 @	881,370
95,000	7.70%, 05/01/2032	115,966
675,000	Transocean, Inc.,
	6.80%, 03/15/2038 f	691,781
500,000	Tyco Electronics Group
	S.A., 7.125%, 10/01/2037 f	574,315
50,000	Tyco International Finance,
	6.00%, 11/15/2013 f	55,467
	United AirLines, Inc.
	Pass-Thru Certificates:
141,005	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	60,809
616,045	Series 2000-2, Class C,
	7.762%, 04/29/2049 §	399,659
1,000,000	UnitedHealth Group, Inc.,
	6.00%, 02/15/2018 @	1,135,146
590,114	U.S. Airways Pass-Thru Trust,
	Series 1998-1, Class B,
	7.35%, 07/30/2019	546,593
322,000	USX Corporation,
	9.125%, 01/15/2013	361,296
	Vale Overseas Limited: f
1,850,000	6.25%, 01/23/2017	2,062,944
100,000	8.25%, 01/17/2034	124,371
250,000	6.875%, 11/21/2036	274,996
1,100,000	Verizon New York
	Inc., Series A,
	6.875%, 04/01/2012	1,173,426
150,000	Viacom Inc.,
	6.25%, 04/30/2016	170,704
	Vodafone Group PLC: f
125,000	5.75%, 03/15/2016	139,940
175,000	5.625%, 02/27/2017	195,361
500,000	6.15%, 02/27/2037 @	535,250
	Vulcan Materials Co.:
200,000	6.40%, 11/30/2017	206,438
500,000	7.15%, 11/30/2037 @	473,823
1,250,000	Weatherford
	International Ltd.,
	6.75%, 09/15/2040 f @	1,312,848
	Wellpoint Inc.:
100,000	5.25%, 01/15/2016	109,953
75,000	5.95%, 12/15/2034	77,132
505,000	Westvaco Corporation,
	9.75%, 06/15/2020	617,058
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	1,056,050
500,000	Williams Partners LP,
	6.30%, 04/15/2040	520,444
	Woodside Finance Ltd.: f
400,000	5.00%, 11/15/2013
	(Acquired 11/26/2010;
	Cost $428,804)*	429,786
1,000,000	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $999,690)*	1,150,506
		86,918,593
Other Government Related Securities – 0.6%
150,000	Corp Andina
	De Fomento Notes,
	7.375%, 01/18/2011 f @	150,388

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Other Government Related Securities – 0.6% (cont.)
$1,000,000	Export-Import
	Bank Korea Notes,
	4.00%, 01/29/2021 f @	$934,189
100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	105,950
115,000	Korea Electric
	Power Corporation,
	6.75%, 08/01/2027 f	124,972
500,000	Korea Hydro & Nuclear
	Power Co., Ltd.,
	3.125%, 09/16/2015
	(Acquired 09/09/2010;
	Cost $493,770)* f	484,729
550,000	Landesbank
	Baden-Wurttemberg
	Subordinated Notes,
	6.35%, 04/01/2012 f	583,943
75,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	82,769
100,000	United Mexican States,
	6.75%, 09/27/2034 f	112,500
607,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015 f	645,785
		3,225,225
Residential Mortgage Backed Securities – 29.0%
	Bank of America
	Alternative Loan Trust:
103,858	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	104,760
111,286	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	110,925
252,904	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	224,311
216,665	Series 2005-8, Class 5A1,
	5.50%, 09/25/2020	197,872
431,996	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	398,390
218,705	Series 2007-1, Class 1A1,
	6.098%, 04/25/2022	180,879
7,226,565	Series 2005-2, Class 1CB2,
	5.50%, 03/25/2035	6,699,062
448,924	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	430,918
517,809	Series 2006-5, Class CB7,
	6.00%, 06/25/2046	384,404
	Chase Mortgage
	Finance Corporation:
62,342	Series 2003-S13, Class A11,
	5.50%, 11/25/2033	63,763
1,100,000	Series 2006-A1, Class
	2A3, 6.00%, 09/25/2036
	(Callable 09/25/2020)	866,362
55,579	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-4, Class A5,
	5.50%, 06/25/2034	55,685
	Citigroup Mortgage
	Loan Trust, Inc.:
130,948	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035
	(Callable 02/25/2018)	126,866
402,545	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035
	(Callable 04/25/2022)	317,521
	Countrywide Alternative
	Loan Trust:
876,334	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	769,812

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Residential Mortgage
Backed Securities – 29.0% (cont.)
$1,234,183	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021
	(Callable 04/25/2018)	$1,047,873
725,798	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	564,044
1,133,010	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	1,112,841
325,728	Series 2006-J2, Class A3,
	6.00%, 04/25/2036	281,891
1,632,730	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,144,548
47,695	Credit Suisse First
	Boston Mortgage
	Securities Corporation,
	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	48,185
15,392	Deutsche Alternative
	Securities Inc. Mortgage,
	Series 2005-4, Class A2,
	5.05%, 09/25/2035	15,360
302,383	Deutsche Mortgage
	Securities Inc.,
	Series 2006-AR5, Class
	21A, 6.00%, 10/25/2021	261,589
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
277,214	5.00%, 12/01/2020	295,276
499,705	5.00%, 05/01/2021	532,263
95,503	6.00%, 06/01/2021	104,292
88,541	6.50%, 12/01/2028	99,557
42,179	6.50%, 06/01/2029	47,427
1,990,223	5.50%, 04/01/2037	2,123,400
1,235,609	5.50%, 04/01/2038	1,318,290
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
255,614	Series 3122, Class VA,
	6.00%, 01/15/2017	270,253
2,257,031	Series R010, Class VA,
	5.50%, 04/15/2017	2,458,701
829,635	Series R010, Class AB,
	5.50%, 12/15/2019	874,632
11,214	Series 1053, Class G,
	7.00%, 03/15/2021
	(Callable 01/15/2011)	13,159
21,471	Series 136, Class E,
	6.00%, 04/15/2021
	(Callable 02/15/2011)	23,632
213,954	Series 2804, Class VC,
	5.00%, 07/15/2021	231,105
17,242	Series 1122, Class G,
	7.00%, 08/15/2021
	(Callable 01/15/2011)	19,965
43,871	Series 1186, Class I,
	7.00%, 12/15/2021
	(Callable 01/15/2011)	43,852
61,163	Series 3132, Class MA,
	5.50%, 12/15/2023	63,967
1,915,376	5.50%, 05/01/2038	2,042,945
26,859,895	4.50%, 08/01/2040	27,549,804
	Federal National Mortgage
	Association (FNMA):
1,905,521	5.00%, 11/01/2021	2,040,396
1,034,101	5.50%, 03/01/2023	1,119,705
441,343	5.50%, 07/01/2023	477,878
641,549	5.50%, 12/01/2023	694,016
144,806	6.00%, 03/01/2026	158,087
741,615	5.00%, 05/01/2028	780,430
70,272	6.50%, 09/01/2028	79,015
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Residential Mortgage
Backed Securities – 29.0% (cont.)
$149,371	6.50%, 02/01/2029	$167,955
97,624	5.50%, 01/01/2032	105,107
4,675,334	5.50%, 04/01/2034	5,039,534
2,807,377	5.50%, 04/01/2034	3,014,501
227,832	5.50%, 09/01/2034	245,223
116,709	5.50%, 02/01/2035	125,618
4,458,012	5.00%, 04/01/2035	4,709,450
18,992,582	5.00%, 02/01/2036	20,051,915
4,769,578	5.00%, 03/01/2036	5,035,607
5,820,201	5.50%, 04/01/2036	6,259,034
778,232	6.00%, 08/01/2037	842,467
3,110,520	4.00%, 08/01/2040	3,097,445
4,968,226	4.00%, 10/01/2040	4,947,341
10,242	Series 1989-94, Class G,
	7.50%, 12/25/2019	11,598
37,381	Series 1990-15, Class J,
	7.00%, 02/25/2020	43,391
6,459	Series 1991-21, Class J,
	7.00%, 03/25/2021	7,234
149,564	Series 1991-43, Class J,
	7.00%, 05/25/2021	167,611
180,389	Series 1991-65, Class Z,
	6.50%, 06/25/2021	197,876
277,211	Series 1992-129, Class L,
	6.00%, 07/25/2022	305,452
528,934	Series 2003-33, Class LD,
	4.25%, 09/25/2022	548,175
57,166	Series 1993-32, Class H,
	6.00%, 03/25/2023	62,517
299,049	Series 1993-58, Class H,
	5.50%, 04/25/2023	326,821
774,619	Series 2002-85, Class PD,
	5.50%, 05/25/2031	799,725
21,093	Series 2003-44, Class AB,
	3.75%, 05/25/2033	22,063
12,420,000	Series 2004-90, Class LH,
	5.00%, 04/25/2034	13,279,899
597,082	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	644,756
596,054	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	643,645
1,500,000	Series 2004-W10, Class
	A4, 5.75%, 08/25/2034	1,563,275
140,106	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	140,011
	First Horizon Alternative
	Mortgage Securities:
650,743	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	591,254
1,498,891	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	1,381,629
	J.P. Morgan Alternative
	Loan Trust:
1,767,241	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	1,612,038
215,580	Series 2006-A1, Class 2A1,
	5.799%, 03/25/2036	140,705
6,960,406	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	6,900,359
300,000	Series 2006-S3, Class A3A,
	6.00%, 08/25/2036	262,660
	J.P. Morgan Mortgage Trust:
850,000	Series 2006-A7, Class
	2A4R, 5.457%, 01/25/2037
	(Callable 04/25/2018)	632,095
1,250,000	Series 2007-A2, Class 2A3,
	5.715%, 04/25/2037
	(Callable 10/25/2018)	990,393
	Master Alternative Loans Trust:
563,001	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	570,685

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Residential Mortgage
Backed Securities – 29.0% (cont.)
$688,134	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	$680,389
131,225	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	135,564
1,164,386	Master Asset Securitization
	Trust, Series 2005-2, Class
	1A1, 5.25%, 11/25/2035	1,109,646
165,676	Merrill Lynch Mortgage
	Investors Trust, Series
	2005-A8, Class A1C1,
	5.25%, 08/25/2036	166,445
162,570	Residential Accredit Loans,
	Inc., Series 2005-QS2, Class
	A-1, 5.50%, 02/25/2035
	(Callable 01/25/2022)	148,615
	Washington Mutual, Inc.
	Pass-Thru Certificates:
227,685	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	235,573
197,954	Series 2004-CB2, Class 5A,
	5.00%, 07/25/2019	206,877
405,774	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	420,902
121,205	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	124,570
207,471	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	214,165
230,919	Wells Fargo Alternative
	Loan Trust,
	Series 2007-PA1, Class A4,
	6.00%, 03/25/2037
	(Callable 06/25/2023)	158,987
		147,958,705
Taxable Municipal Bonds – 3.8%
	California
	Qualified School
	Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,478,595
1,700,000	7.155%, 03/01/2027	1,692,282
2,000,000	California State,
	5.50%, 03/01/2016	2,054,700
1,300,000	Contra Costa
	County California
	Pension Obligation,
	5.14%, 06/01/2017	1,304,264
1,000,000	Davie Florida Water
	& Sewer Revenue,
	6.599%, 10/01/2030
	(Callable 10/01/2020)	1,005,210
1,000,000	Elgin Ohio LOC
	School District,
	5.499%, 08/31/2027
	(Callable 12/01/2019)	938,590
3,000,000	North East Independent
	School District Texas,
	5.24%, 08/01/2027	2,831,699
1,515,000	San Dieguito California
	Public Facilities,
	6.459%, 05/01/2027	1,510,137
2,000,000	State Public
	School Building
	Authorities Revenue,
	5.00%, 09/15/2027	1,804,880
1,350,000	Three Rivers Ohio
	LOC School District,
	5.209%, 09/15/2027
	(Callable 12/01/2020)	1,263,938
2,425,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023
	(Callable 06/01/2015)	2,225,107

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Taxable Municipal Bonds – 3.8% (cont.)
$1,160,000	Westlake Ohio
	City School District,
	5.227%, 12/01/2026
	(Callable 12/01/2020)	$1,114,795
		19,224,197
Utilities – 7.3%
500,000	Allegheny Energy Supply
	Co. Senior Unsecured Notes,
	5.75%, 10/15/2019
	(Acquired 09/22/2009;
	Cost $498,175)* @	503,271
1,342,000	Ameren Corporation,
	8.875%, 05/15/2014	1,509,977
1,025,000	Appalachian Power
	Company Senior
	Unsecured Notes,
	6.70%, 08/15/2037	1,112,347
1,150,000	Arizona Pubic Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019	1,439,936
1,000,000	CMS Energy Corporation,
	4.25%, 09/30/2015	990,182
750,000	Constellation
	Energy Group Inc.,
	4.55%, 06/15/2015	778,040
2,500,000	El Paso Pipeline Partners
	Operating Co LLC,
	7.50%, 11/15/2040	2,590,919
500,000	Encana Corporation,
	6.50%, 05/15/2019 f @	592,631
500,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007
	through 09/29/2008;
	Aggregate
	Cost $498,897)* f	506,049
	Energy Transfer Partners:
875,000	5.65%, 08/01/2012	927,066
125,000	6.125%, 02/15/2017	137,411
223,000	Entergy Arkansas, Inc.,
	5.00%, 07/01/2018
	(Callable 02/07/2011)	223,419
	Exelon Corporation:
350,000	4.90%, 06/15/2015	373,251
225,000	5.625%, 06/15/2035	214,216
1,000,000	FPL Group Capital,
	Inc., Series D,
	7.30%, 09/01/2067
	(Callable 09/01/2017) @	1,032,500
396,080	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Callable 02/07/2011)
	(Acquired 11/21/2008;
	Cost $384,379)*	408,913
	Kinder Morgan Energy
	Partners Senior Notes:
400,000	6.50%, 02/01/2037	412,760
350,000	6.95%, 01/15/2038	380,310
	Kinder Morgan Finance:
1,685,000	5.70%, 01/05/2016	1,706,063
1,000,000	6.00%, 01/15/2018
	(Acquired 12/06/2010;
	Cost $999,930)*	982,500
39,919	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $42,917)*	41,090
2,225,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,540,144

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
LONG-TERM INVESTMENTS – 98.4% (cont.)
Utilities – 7.3% (cont.)
$2,655,000	National Oilwell Varco
	Inc., Series B,
	6.125%, 08/15/2015
	(Callable 02/01/2011)	$2,741,916
	National Rural
	Utilities Corporation:
1,725,000	10.375%, 11/01/2018	2,379,505
125,000	8.00%, 03/01/2032	158,236
	Nisource Finance
	Corporation:
886,000	6.15%, 03/01/2013	966,541
1,583,000	5.40%, 07/15/2014	1,735,978
800,000	ONEOK Inc.,
	7.125%, 04/15/2011	814,024
	PPL Energy Supply,
	LLC Senior Notes:
1,225,000	Series A, 5.70%,
	10/15/2015	1,340,804
1,700,000	6.20%, 05/15/2016	1,871,787
577,000	PSE&G Power LLC,
	5.32%, 09/15/2016	631,354
500,000	Public Service Company
	of New Mexico,
	7.95%, 05/15/2018	561,927
259,829	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	290,439
525,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020
	(Acquired 12/10/2010;
	Cost $505,462)*	507,478
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $299,502)*	321,709
1,395,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,537,715
	Williams Companies Inc.:
1,511,000	7.875%, 09/01/2021	1,783,489
59,000	7.50%, 01/15/2031	66,260
75,000	7.75%, 06/15/2031	84,590
		37,196,747
U.S. Government Agency Issues – 2.0%
	Government National
	Mortgage Association
	(GNMA):
87,913	6.00%, 12/20/2028	96,884
34,101	6.50%, 01/20/2029	38,582
314,548	Series 2003-2, Class PB,
	5.50%, 03/20/2032	332,812
74,295	6.00%, 11/20/2033	82,019
9,362,715	4.50%, 05/20/2040	9,733,259
		10,283,556
U.S. Treasury Obligations – 8.2%
	U.S. Treasury Bonds:
4,850,000	2.375%, 03/31/2016 @	4,911,382
11,900,000	6.25%, 08/15/2023 @	14,956,813
9,375,000	5.25%, 11/15/2028 @	10,744,631
11,175,000	4.375%, 02/15/2038 @	11,293,734
		41,906,560
	Total Long-Term
	Investments
	(Cost $494,033,560)	502,531,190

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Shares		Value
SHORT-TERM INVESTMENTS – 1.2%
Money Market Mutual Fund – 1.2%
6,090,706	The AIM STIT –
	Liquid Assets
	Portfolio, 0.19% «	$6,090,706
	Total Short-Term
	Investments
	(Cost $6,090,706)	6,090,706

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 13.2%
Commercial Paper – 0.0%
$316,471	Atlantic East
	Funding LLC,
	0.59%, 03/25/2011 †**	214,739
	Total Commercial Paper
	(Cost $316,471)	214,739

Shares
Investment Companies – 13.2%
67,168,395	Mount Vernon
	Securities Lending Trust
	Prime Portfolio, 0.29% «	67,168,395
	Total Investment
	Companies
	(Cost $67,168,395)	67,168,395
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $67,484,866)	67,383,134
	Total Investments
	(Cost $567,609,132)
	– 112.8%	576,005,030

Asset Relating to Securities
Lending Investments – 0.0%
	Support Agreement** ^ a	101,732
	Total (Cost $0)	101,732
	Liabilities in Excess of
	Other Assets – (12.8)%	(65,334,957)
	TOTAL NET
	ASSETS – 100.0%	$510,771,805

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at December 31, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Summary of Fair Value Exposure at December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$18,285,557	$—	$18,285,557
Commercial Mortgage Backed Securities	—	37,660,139	—	37,660,139
Corporate Debt Securities	—	223,987,251	—	223,987,251
Other Government Related Securities	—	3,225,225	—	3,225,225
Residential Mortgage Backed Securities	—	147,958,705	—	147,958,705
U.S. Government Agency Issues	—	10,283,556	—	10,283,556
Taxable Municipal Bonds	—	19,224,197	—	19,224,197
U.S. Treasury Obligations	—	41,906,560	—	41,906,560
Total Fixed Income	—	502,531,190	—	502,531,190
Short-Term Investments
Money Market Mutual Fund	6,090,706	—	—	6,090,706
Total Short-Term Investments	6,090,706	—	—	6,090,706
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	214,739	—	214,739
Money Market Mutual Fund	67,168,395	—	—	67,168,395
Total Investments Purchased with Cash
Proceeds from Securities Lending	67,168,395	214,739	—	67,383,134
Total Investments	$73,259,101	$502,745,929	$—	$576,005,030
Asset Relating to Securities Lending Investments	$—	$101,732	$—	$101,732

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2010

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$812,848
Accrued discounts/premiums	—
Realized gain (loss)	(166,758)
Change in unrealized appreciation (depreciation)	45,325
Net purchases (sales)	(322,852)
Transfers in and/or out of Level 3*	(368,563)
Balance as of December 31, 2010	$—

*
The information used in the above reconciliation represents fiscal year activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2010

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 – 12/31/10).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2010

Actual vs. Hypothetical Returns
For the Six Months Ended December 31, 2010

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	7/1/10	12/31/10	Period(1)	12/31/10	Period(1)
Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,017.50	$1.53	$1,023.69	$1.53

Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,022.20	$1.53	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$1,021.00	$2.80	$1,022.43	$2.80

Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,000.50	$1.51	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$ 998.30	$2.77	$1,022.43	$2.80

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,021.00	$1.53	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$1,021.00	$2.80	$1,022.43	$2.80

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,031.70	$1.54	$1,023.69	$1.53
Investor Class	0.55%	$1,000.00	$1,030.40	$2.81	$1,022.43	$2.80

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities December 31, 2010

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $1,042,876,490;	$1,048,319,990	$776,261,281	$921,816,191	$1,992,297,888	$576,005,030
$765,530,164; $909,675,341; $1,971,686,909;
& $567,609,132, respectively)*
Support Agreement (Note 6)	322,587	815,127	—	1,119,148	101,732
Interest receivable	10,663,121	7,031,268	11,838,272	17,732,905	5,349,058
Receivable for investments sold or paid down	—	15,031	—	15,573	3,159
Receivable for Fund shares sold	767,136	585,578	10,654,120	3,320,627	1,815,246
Uninvested cash	35,426	109,103	—	190,492	43,086
Total assets	1,060,108,260	784,817,388	944,308,583	2,014,676,633	583,317,311
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	140,544,491	180,658,688	—	260,353,001	67,527,952
Payable for securities purchased	—	—	—	56,010,426	4,522,100
Payable for Fund shares repurchased	293,906	19,821	2,252,292	394,992	301,741
Payable to Advisor and Distributor	232,723	157,331	301,277	437,954	151,210
Other liabilities	10,975	77,902	1,120	145,503	42,503
Total liabilities	141,082,095	180,913,742	2,554,689	317,341,876	72,545,506
NET ASSETS	$919,026,165	$603,903,646	$941,753,894	$1,697,334,757	$510,771,805
NET ASSETS CONSIST OF:
Capital stock	$912,391,607	$589,934,910	$930,376,216	$1,674,758,141	$502,921,729
Undistributed net investment income	—	112,543	—	38,284	83,682
Accumulated net realized gain (loss)
on investments sold	868,471	2,309,949	(763,172)	808,205	(731,236)
Net unrealized appreciation on
investments and support agreement	5,766,087	11,546,244	12,140,850	21,730,127	8,497,630
NET ASSETS	$919,026,165	$603,903,646	$941,753,894	$1,697,334,757	$510,771,805
INSTITUTIONAL CLASS SHARES
Net Assets	$919,026,165	$591,158,539	$738,957,721	$1,658,404,061	$452,419,012
Shares outstanding ($0.01 par value,
unlimited shares authorized)	94,968,310	54,362,913	65,341,873	157,577,846	43,034,228
Net asset value, offering and
redemption price per share	$9.68	$10.87	$11.31	$10.52	$10.51
INVESTOR CLASS SHARES
Net Assets		$12,745,107	$202,796,173	$38,930,696	$58,352,793
Shares outstanding ($0.01 par value,
unlimited shares authorized)		1,131,702	17,581,407	3,605,112	5,376,773
Net asset value, offering and
redemption price per share		$11.26	$11.53	$10.80	$10.85

*	Includes securities out on loan to brokers with a market value of $137,806,927, $177,241,717, $0, $256,727,167 and $66,458,167, respectively.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Year Ended December 31, 2010

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$24,538,023	$26,053,103	$26,141,189	$72,427,558	$20,905,073
Income from securities lending (Note 6)	79,042	130,147	—	137,655	35,535
Other income	23,360	66,126	63,834	161,832	27,487
Total investment income	24,640,425	26,249,376	26,205,023	72,727,045	20,968,095

EXPENSES:
Investment advisory fee	1,914,668	1,510,028	2,157,130	3,835,670	894,344
Administration fee	382,934	302,006	431,426	767,134	178,869
Distribution expense –
Investor Class Shares (Note 8)	—	21,039	517,186	90,792	135,693
Interest Expense (Note 7)	163	—	1,438	—	348
Total expenses	2,297,765	1,833,073	3,107,180	4,693,596	1,209,254

NET INVESTMENT INCOME	22,342,660	24,416,303	23,097,843	68,033,449	19,758,841

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,517,847	8,859,362	75,330	17,413,416	2,788,631
Change in unrealized
appreciation/depreciation on
investments and support agreement	4,968,573	10,584,059	(8,200,997)	32,470,647	4,481,630
Net realized and unrealized
gain (loss) on investments	8,486,420	19,443,421	(8,125,667)	49,884,063	7,270,261
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$30,829,080	$43,859,724	$14,972,176	$117,917,512	$27,029,102

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
OPERATIONS:
Net investment income	$22,342,660	$17,136,484
Net realized gain (loss) on investments	3,517,847	(319,472)
Change in unrealized appreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	4,968,573	14,215,370
Net increase in net assets resulting from operations	30,829,080	31,032,382

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	523,293,674	489,964,818
Proceeds from shares issued to holders in reinvestment of distributions	22,945,673	15,743,300
Payment for shares redeemed	(239,674,038)	(128,314,054)
Other capital contribution (Note 3)	24,793	—
Net increase in net assets resulting
from capital share transactions	306,590,102	377,394,064

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(22,712,303)	(17,177,276)
From net realized gains	(1,929,290)	—
Total Distributions	(24,641,593)	(17,177,276)

TOTAL INCREASE IN NET ASSETS	312,777,589	391,249,170

NET ASSETS:
Beginning of year	606,248,576	214,999,406
End of year (including undistributed net
investment income of $0 and $51,213, respectively)	$919,026,165	$606,248,576

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
OPERATIONS:
Net investment income	$24,416,303	$22,821,731
Net realized gain (loss) on investments	8,859,362	(1,483,476)
Change in unrealized appreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	10,584,059	29,816,507
Net increase in net assets resulting from operations	43,859,724	51,154,762

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	163,307,410	178,123,812
Proceeds from shares issued to holders in reinvestment of distributions	24,923,797	20,178,062
Payment for shares redeemed	(133,422,324)	(97,091,409)
Net increase in net assets resulting
from capital share transactions	54,808,883	101,210,465

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(24,028,156)	(22,664,664)
From net realized gains	(4,782,773)	(920,310)
Total Distributions	(28,810,929)	(23,584,974)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(313,689)	(243,629)
From net realized gains	(98,191)	(11,476)
Total Distributions	(411,880)	(255,105)

TOTAL INCREASE IN NET ASSETS	69,445,798	128,525,148

NET ASSETS:
Beginning of year	534,457,848	405,932,700
End of year (including undistributed net investment income and distributions
in excess of net investment income of $112,543 and $(138,821), respectively)	$603,903,646	$534,457,848

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
OPERATIONS:
Net investment income	$23,097,843	$14,095,873
Net realized gain (loss) on investments	75,330	(222,538)
Change in unrealized appreciation/depreciation on investments	(8,200,997)	12,959,957
Net increase in net assets resulting from operations	14,972,176	26,833,292

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	550,282,182	641,325,576
Proceeds from shares issued to holders in reinvestment of distributions	20,938,691	12,682,064
Payment for shares redeemed	(351,297,595)	(180,332,528)
Other capital contribution (Note 3)	2,094	—
Net increase in net assets resulting
from capital share transactions	219,925,372	473,675,112

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(18,087,492)	(10,821,254)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(5,032,968)	(3,273,926)

TOTAL INCREASE IN NET ASSETS	211,777,088	486,413,224

NET ASSETS:
Beginning of year	729,976,806	243,563,582
End of year (including undistributed net
investment income of $0 and $693, respectively)	$941,753,894	$729,976,806

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
OPERATIONS:
Net investment income	$68,033,449	$55,993,940
Net realized gain (loss) on investments	17,413,416	(2,091,077)
Change in unrealized appreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	32,470,647	53,582,372
Net increase in net assets resulting from operations	117,917,512	107,485,235

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	624,236,049	699,713,940
Proceeds from shares issued to holders in reinvestment of distributions	72,134,875	48,292,146
Payment for shares redeemed	(433,249,939)	(272,921,659)
Net increase in net assets resulting
from capital share transactions	263,120,985	475,084,427

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(69,717,831)	(55,302,673)
From net realized gains	(9,498,319)	(228,095)
Total Distributions	(79,216,150)	(55,530,768)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,549,845)	(1,622,760)
From net realized gains	(218,924)	(5,836)
Total Distributions	(1,768,769)	(1,628,596)

TOTAL INCREASE IN NET ASSETS	300,053,578	525,410,298

NET ASSETS:
Beginning of year	1,397,281,179	871,870,881
End of year (including undistributed net investment income
and distributions in excess of net investment income of
$38,284 and $(259,285), respectively)	$1,697,334,757	$1,397,281,179
The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
OPERATIONS:
Net investment income	$19,758,841	$14,710,368
Net realized gain (loss) on investments	2,788,631	(503,979)
Change in unrealized appreciation on investments, support
agreement and cash contribution from Transfer Agent/Administrator	4,481,630	17,693,160
Net increase in net assets resulting from operations	27,029,102	31,899,549

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	294,817,715	102,894,269
Proceeds from shares issued to holders in reinvestment of distributions	21,571,061	14,010,899
Payment for shares redeemed	(70,688,565)	(61,466,420)
Net increase in net assets resulting
from capital share transactions	245,700,211	55,438,748

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(17,444,760)	(12,301,553)
From net realized gains	(2,081,939)	(387,585)
Total Distributions	(19,526,699)	(12,689,138)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(2,869,768)	(2,433,595)
From net realized gains	(262,999)	(80,519)
Total Distributions	(3,132,767)	(2,514,114)

TOTAL INCREASE IN NET ASSETS	250,069,847	72,135,045

NET ASSETS:
Beginning of year	260,701,958	188,566,913
End of year (including undistributed net investment income and distributions
in excess of net investment income of $83,682 and $(55,799), respectively)	$510,771,805	$260,701,958

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$9.57	$9.25	$9.91	$9.81	$9.79
Income from investment operations:
Net investment income	0.29	0.41	0.52	0.48	0.43
Net realized and unrealized
gains (losses) on investments	0.13	0.32	(0.67)	0.10	0.02
Total from investment operations	0.42	0.73	(0.15)	0.58	0.45
Less distributions:
Distributions from net investment income	(0.29)	(0.41)	(0.51)	(0.48)	(0.43)
Distributions from net realized gains	(0.02)	—	—	—	—
Total distributions	(0.31)	(0.41)	(0.51)	(0.48)	(0.43)
Net asset value, end of year	$9.68	$9.57	$9.25	$9.91	$9.81
Total return	4.39%	8.14%	(1.79)%	6.08%	4.65%
Supplemental data and ratios:
Net assets, end of year	$919,026,165	$606,248,576	$214,999,406	$199,090,483	$148,604,711
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	2.92%	4.28%	5.01%	5.00%	4.48%
Portfolio turnover rate	58.7%	55.5%	98.5%	36.6%	41.1%

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$10.61	$10.00	$10.62	$10.52	$10.55
Income from investment operations:
Net investment income	0.44 (1)	0.51 (1)	0.55	0.54	0.51
Net realized and unrealized
gains (losses) on investments	0.35	0.63	(0.64)	0.10	(0.03)
Total from investment operations	0.79	1.14	(0.09)	0.64	0.48
Less distributions:
Distributions from net investment income	(0.44)	(0.51)	(0.53)	(0.54)	(0.51)
Distributions from net realized gains	(0.09)	(0.02)	—	—	—
Total distributions	(0.53)	(0.53)	(0.53)	(0.54)	(0.51)
Net asset value, end of year	$10.87	$10.61	$10.00	$10.62	$10.52
Total return	7.54%	11.76%	(0.91)%	6.24%	4.70%
Supplemental data and ratios:
Net assets, end of year	$591,158,539	$527,750,216	$401,914,872	$398,321,566	$326,835,399
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	4.05%	4.92%	5.14%	5.13%	4.90%
Portfolio turnover rate(2)	38.7%	38.6%	32.9%	42.5%	44.8%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$10.97	$10.32	$10.96	$10.85	$10.86
Income from investment operations:
Net investment income	0.43 (1)	0.50 (1)	0.52	0.52	0.50
Net realized and unrealized
gains (losses) on investments	0.36	0.65	(0.65)	0.10	(0.03)
Total from investment operations	0.79	1.15	(0.13)	0.62	0.47
Less distributions:
Distributions from net investment income	(0.41)	(0.48)	(0.51)	(0.51)	(0.48)
Distributions from net realized gains	(0.09)	(0.02)	—	—	—
Total distributions	(0.50)	(0.50)	(0.51)	(0.51)	(0.48)
Net asset value, end of year	$11.26	$10.97	$10.32	$10.96	$10.85
Total return	7.30%	11.51%	(1.31)%	5.89%	4.47%
Supplemental data and ratios:
Net assets, end of year	$12,745,107	$6,707,632	$4,017,828	$3,276,351	$1,207,214
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	3.80%	4.67%	4.89%	4.88%	4.65%
Portfolio turnover rate(2)	38.7%	38.6%	32.9%	42.5%	44.8%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$11.35	$10.98	$10.69	$10.55	$10.56
Income from investment operations:
Net investment income	0.32	0.32 (1)	0.39 (1)	0.37 (1)	0.39 (1)
Net realized and unrealized
gains (losses) on investments	(0.04)	0.36	0.28	0.14	(0.01)
Total from investment operations	0.28	0.68	0.67	0.51	0.38
Less distributions:
Distributions from net investment income	(0.32)	(0.31)	(0.38)	(0.37)	(0.39)
Net asset value, end of year	$11.31	$11.35	$10.98	$10.69	$10.55
Total return	2.42%	6.22%	6.37%	4.93%	3.69%
Supplemental data and ratios:
Net assets, end of year	$738,957,721	$533,313,125	$226,148,164	$106,583,763	$64,932,629
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	2.74%	2.83%	3.58%	3.44%	3.72%
Portfolio turnover rate(2)	8.7%	0.7%	0.9%	5.6%	25.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$11.57	$11.19	$10.90	$10.75	$10.75
Income from investment operations:
Net investment income	0.29	0.29 (1)	0.36 (1)	0.35 (1)	0.37 (1)
Net realized and unrealized
gains (losses) on investments	(0.04)	0.37	0.28	0.14	(0.01)
Total from investment operations	0.25	0.66	0.64	0.49	0.36
Less distributions:
Distributions from net investment income	(0.29)	(0.28)	(0.35)	(0.34)	(0.36)
Net asset value, end of year	$11.53	$11.57	$11.19	$10.90	$10.75
Total return	2.11%	5.95%	6.02%	4.68%	3.44%
Supplemental data and ratios:
Net assets, end of year	$202,796,173	$196,663,681	$17,415,418	$396,464	$544,878
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	2.49%	2.58%	3.33%	3.19%	3.47%
Portfolio turnover rate(2)	8.7%	0.7%	0.9%	5.6%	25.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Year Ended December 31,
	2010	2009		2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$10.23	$9.74		$10.54	$10.51	$10.54
Income from investment operations:
Net investment income	0.47 (1)	0.54		0.56	0.54	0.52
Net realized and unrealized
gains (losses) on investments	0.37	0.49		(0.81)	0.03	(0.03)
Total from investment operations	0.84	1.03		(0.25)	0.57	0.49
Less distributions:
Distributions from net investment income	(0.49)	(0.54)		(0.55)	(0.54)	(0.52)
Distributions from net realized gains	(0.06)	(0.00	)(2)	—	—	(0.00	)(2)
Total distributions	(0.55)	(0.54)		(0.55)	(0.54)	(0.52)
Net asset value, end of year	$10.52	$10.23		$9.74	$10.54	$10.51
Total return	8.34%	10.88%		(2.36)%	5.61%	4.88%
Supplemental data and ratios:
Net assets, end of year	$1,658,404,061	$1,362,164,059		$842,724,670	$725,580,384	$334,907,855
Ratio of expenses to average net assets	0.30%	0.30%		0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	4.44%	5.37%		5.46%	5.37%	5.11%
Portfolio turnover rate(3)	41.4%	37.7%		21.9%	33.6%	52.4%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Amount is less than ($0.005).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Year Ended December 31,
	2010	2009		2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$10.48	$9.97		$10.78	$10.73	$10.75
Income from investment operations:
Net investment income	0.46 (1)	0.52		0.52	0.53	0.50
Net realized and unrealized
gains (losses) on investments	0.38	0.50		(0.81)	0.04	(0.02)
Total from investment operations	0.84	1.02		(0.29)	0.57	0.48
Less distributions:
Distributions from net investment income	(0.46)	(0.51)		(0.52)	(0.52)	(0.50)
Distributions from net realized gains	(0.06)	(0.00	)(2)	—	—	(0.00	)(2)
Total distributions	(0.52)	(0.51)		(0.52)	(0.52)	(0.50)
Net asset value, end of year	$10.80	$10.48		$9.97	$10.78	$10.73
Total return	8.16%	10.55%		(2.63)%	5.45%	4.61%
Supplemental data and ratios:
Net assets, end of year	$38,930,696	$35,117,120		$29,146,211	$14,363,416	$1,848,622
Ratio of expenses to average net assets	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	4.19%	5.12%		5.21%	5.12%	4.86%
Portfolio turnover rate(3)	41.4%	37.7%		21.9%	33.6%	52.4%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Amount is less than ($0.005).
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$10.18	$9.46	$10.22	$10.16	$10.06
Income from investment operations:
Net investment income	0.59 (1)	0.65 (2)	0.56 (2)	0.54 (2)	0.55 (2)
Net realized and unrealized
gains (losses) on investments	0.39	0.74	(0.73)	0.05	0.09
Total from investment operations	0.98	1.39	(0.17)	0.59	0.64
Less distributions:
Distributions from net investment income	(0.60)	(0.65)	(0.55)	(0.53)	(0.54)
Distributions from net realized gains	(0.05)	(0.02)	(0.04)	—	—
Total distributions	(0.65)	(0.67)	(0.59)	(0.53)	(0.54)
Net asset value, end of year	$10.51	$10.18	$9.46	$10.22	$10.16
Total return	9.81%	15.36%	(1.79)%	5.99%	6.58%
Supplemental data and ratios:
Net assets, end of year	$452,419,012	$215,194,337	$158,983,325	$114,421,895	$51,551,017
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.56%	6.67%	5.61%	5.41%	5.49%
Portfolio turnover rate(3)	61.5%	33.2%	27.7%	47.4%	62.0%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$10.49	$9.72	$10.50	$10.42	$10.30
Income from investment operations:
Net investment income	0.57 (1)	0.64 (2)	0.53 (2)	0.53 (2)	0.54 (2)
Net realized and unrealized
gains (losses) on investments	0.41	0.78	(0.74)	0.06	0.09
Total from investment operations	0.98	1.42	(0.21)	0.59	0.63
Less distributions:
Distributions from net investment income	(0.57)	(0.63)	(0.53)	(0.51)	(0.51)
Distributions from net realized gains	(0.05)	(0.02)	(0.04)	—	—
Total distributions	(0.62)	(0.65)	(0.57)	(0.51)	(0.51)
Net asset value, end of year	$10.85	$10.49	$9.72	$10.50	$10.42
Total return	9.53%	15.06%	(2.07)%	5.80%	6.34%
Supplemental data and ratios:
Net assets, end of year	$58,352,793	$45,507,621	$29,583,588	$2,473,660	$288,928
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.31%	6.42%	5.36%	5.16%	5.24%
Portfolio turnover rate(3)	61.5%	33.2%	27.7%	47.4%	62.0%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the seven series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class shares on August 31, 2004.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, U.S.-dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index. The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4pm EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

b)
Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $166,759,596 (18.15% of net assets), $60,423,576 (10.01% of net assets), $137,367,364 (8.09% of net assets) and $36,841,987 (7.21% of net assets), respectively, at December 31, 2010. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of December 31, 2010 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been deemed to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2010, or for any other tax years which are open for exam. As of December 31, 2010, open tax years include the tax years ended December 31, 2007 through 2010. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)
Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are netted and recorded as interest income on the Statement of Operations for financial reporting purposes.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

3.CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD SHORT-TERM BOND FUND

	Year Ended			Year Ended
	December 31, 2010			December 31, 2009
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount
Shares sold	53,941,581	$523,293,674	Shares sold	51,660,852	$489,964,818
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,370,167	22,945,673	reinvestment of dividends	2,122,851	15,743,300
Shares redeemed	(24,719,978)	(239,674,038)	Shares redeemed	(13,654,484)	(128,314,054)
Other capital			Net increase	40,129,219	$377,394,064
contribution(1)	—	24,793	Shares Outstanding:
Net increase	31,591,770	$306,590,102	Beginning of year	23,247,321
Shares Outstanding:			End of year	63,376,540
Beginning of year	63,376,540
End of year	94,968,310

(1)	Reimbursement from broker/dealer for trade error.

BAIRD INTERMEDIATE BOND FUND

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	14,049,678	$153,279,282	Shares sold	873,924	$10,028,128
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,246,787	24,530,527	reinvestment of dividends	34,799	393,270
Shares redeemed	(11,685,367)	(129,013,096)	Shares redeemed	(388,645)	(4,409,228)
Net increase	4,611,098	$48,796,713	Net increase	520,078	$6,012,170
Shares Outstanding:			Shares Outstanding:
Beginning of year	49,751,815		Beginning of year	611,624
End of year	54,362,913		End of year	1,131,702

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	16,872,604	$174,429,260	Shares sold	347,459	$3,694,552
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,929,787	19,930,214	reinvestment of dividends	23,175	247,848
Shares redeemed	(9,254,232)	(95,499,335)	Shares redeemed	(148,358)	(1,592,074)
Net increase	9,548,159	$98,860,139	Net increase	222,276	$2,350,326
Shares Outstanding:			Shares Outstanding:
Beginning of year	40,203,656		Beginning of year	389,348
End of year	49,751,815		End of year	611,624

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	38,588,699	$445,517,129	Shares sold	8,950,612	$104,765,053
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,397,612	16,069,118	reinvestment of dividends	415,616	4,869,573
Shares redeemed	(21,627,081)	(248,842,671)	Shares redeemed	(8,780,560)	(102,454,924)
Other capital			Net increase	585,668	$7,179,702
contribution(2)	—	2,094	Shares Outstanding:
Net increase	18,359,230	$212,745,670	Beginning of year	16,995,739
Shares Outstanding:			End of year	17,581,407
Beginning of year	46,982,643
End of year	65,341,873

(2)	Reimbursement from Distributor for trade error.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE MUNICIPAL BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	36,828,950	$414,425,545	Shares sold	19,786,729	$226,900,031
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	843,085	9,510,007	reinvestment of dividends	275,652	3,172,057
Shares redeemed	(11,284,390)	(127,288,012)	Shares redeemed	(4,622,830)	(53,044,516)
Net increase	26,387,645	$296,647,540	Net increase	15,439,551	$177,027,572
Shares Outstanding:			Shares Outstanding:
Beginning of year	20,594,998		Beginning of year	1,556,188
End of year	46,982,643		End of year	16,995,739

BAIRD AGGREGATE BOND FUND
	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	58,009,539	$612,648,476	Shares sold	1,067,964	$11,587,573
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	6,665,390	70,415,189	reinvestment of dividends	158,898	1,719,686
Shares redeemed	(40,243,021)	(422,708,572)	Shares redeemed	(971,470)	(10,541,367)
Net increase	24,431,908	$260,355,093	Net increase	255,392	$2,765,892
Shares Outstanding:			Shares Outstanding:
Beginning of year	133,145,938		Beginning of year	3,349,720
End of year	157,577,846		End of year	3,605,112

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	68,500,208	$686,029,625	Shares sold	1,350,250	$13,684,315
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	4,709,712	46,694,029	reinvestment of dividends	157,672	1,598,117
Shares redeemed	(26,546,959)	(262,021,867)	Shares redeemed	(1,080,732)	(10,899,792)
Net increase	46,662,961	$470,701,787	Net increase	427,190	$4,382,640
Shares Outstanding:			Shares Outstanding:
Beginning of year	86,482,977		Beginning of year	2,922,530
End of year	133,145,938		End of year	3,349,720

BAIRD CORE PLUS BOND FUND

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	25,148,651	$268,520,599	Shares sold	2,412,145	$26,297,116
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,773,718	18,680,311	reinvestment of dividends	266,407	2,890,750
Shares redeemed	(5,023,697)	(52,797,338)	Shares redeemed	(1,639,473)	(17,891,227)
Net increase	21,898,672	$234,403,572	Net increase	1,039,079	$11,296,639
Shares Outstanding:			Shares Outstanding:
Beginning of year	21,135,556		Beginning of year	4,337,694
End of year	43,034,228		End of year	5,376,773

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD CORE PLUS BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	8,147,236	$79,141,942	Shares sold	2,376,910	$23,752,327
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,196,156	11,727,096	reinvestment of dividends	226,153	2,283,803
Shares redeemed	(5,021,984)	(48,391,591)	Shares redeemed	(1,307,694)	(13,074,829)
Net increase	4,321,408	$42,477,447	Net increase	1,295,369	$12,961,301
Shares Outstanding:			Shares Outstanding:
Beginning of year	16,814,148		Beginning of year	3,042,325
End of year	21,135,556		End of year	4,337,694

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$184,681,885	$105,901,013	$—	$400,360,225	$213,999,705
Other	$594,827,567	$183,569,176	$334,309,290	$514,354,571	$240,282,423
Sales:
U.S. Government	$79,084,142	$143,122,190	$—	$366,976,706	$101,211,860
Other	$402,728,757	$91,414,675	$72,289,333	$268,063,900	$114,826,974

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2010, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$1,042,899,961	$765,590,993	$909,724,808	$1,971,936,262	$567,796,798
Gross unrealized appreciation	$12,125,815	$20,416,571	$21,206,047	$54,096,512	$18,403,800
Gross unrealized depreciation	(6,383,199)	(8,931,156)	(9,114,664)	(32,615,738)	(10,093,836)
Net unrealized appreciation	$5,742,616	$11,485,415	$12,091,383	$21,480,774	$8,309,964
Undistributed ordinary income	$289,973	$844,305	$—	$38,283	$83,681
Undistributed long-term capital gain	601,968	1,639,015	—	1,057,558	—
Total distributable earnings	$891,941	$2,483,320	$—	$1,095,841	$83,681
Other accumulated losses	$—	$—	$(713,705)	$—	$(543,570)
Total accumulated earnings	$6,634,557	$13,968,735	$11,377,678	$22,576,615	$7,850,075

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2010, the following table shows the reclassifications made:

	Undistributed Net	Accumulated Net	Paid In
	Investment Income	Realized Gain (Loss)	Capital
Baird Short-Term Bond Fund	318,430	(318,430)	—
Baird Intermediate Bond Fund	176,906	(176,906)	—
Baird Intermediate Municipal Bond Fund	21,924	—	(21,924)
Baird Aggregate Bond Fund	3,531,796	(3,531,796)	—
Baird Core Plus Bond Fund	695,168	(695,168)	—

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

The tax components of dividends paid during the periods shown below were as follows:

	Year Ended		Year Ended
	December 31, 2010		December 31, 2009
				Distribution
	Ordinary	Long-Term	Ordinary	in Excess of	Long-Term
	Income	Capital Gains	Income	Ordinary	Capital Gains
	Distributions	Distributions	Distributions	Income	Distributions
Baird Short-Term Bond Fund	$23,700,754	$940,839	$17,177,276	$—	$—
Baird Intermediate Bond Fund	$25,148,629	$4,074,180	$22,785,368	$123,303	$931,408
Baird Intermediate Municipal Bond Fund	$648,696	$—	$290,339	$—	$—
Baird Aggregate Bond Fund	$71,267,676	$9,717,243	$57,128,006	$31,358	$—
Baird Core Plus Bond Fund	$20,825,534	$1,833,932	$14,914,638	$14,375	$274,239

For the years ended December 31, 2010 and December 31, 2009, distributions of $22,471,764 and $13,804,841, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2010, Baird Core Plus Bond Fund elected to defer capital losses occurring between November 1, 2010 and December 31, 2010 in the amount of $543,570.

At December 31, 2010, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird Intermediate Municipal Bond Fund	$92,727	2013
	51,283	2014
	76,723	2015
	290,404	2016
	202,568	2017

To the extent this Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2010, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund utilized capital loss carryovers of $352,061, $188,779, $98,559, $2,338,201 and $79,496, respectively.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted. The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31.  Except for the simplification provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December 22, 2010.  Management is currently evaluating the implications of the RIC Act and the impact on the Funds’ financial statements, if any, is currently being assessed.

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.SECURITIES LENDING

Each Fund (other than the Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank, N.A., the Fund’s custodian and an affiliate of the Funds’ transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of December 31, 2010, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

6.SECURITIES LENDING (cont.)

payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of December 31, 2010, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Short-Term Bond Fund	$137,806,927	$140,544,491
Baird Intermediate Bond Fund	177,241,717	180,658,688
Baird Aggregate Bond Fund	256,727,167	260,353,001
Baird Core Plus Bond Fund	66,458,167	67,527,952

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act) and a legacy interest in Atlantic East Funding LLC.  The schedules of investments for the Funds include the particular cash collateral holdings as of December 31, 2010.

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At December 31, 2010, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the year ended December 31, 2010 for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $79,042, $130,147, $137,655, and $35,535, respectively.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

7.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% during 2010).  For the year ended December 31, 2010, the Baird Short-Term Bond Fund, Baird Intermediate Municipal Bond Fund, and Baird Core Plus Bond Fund incurred $163, $1,438 and $348 in interest charges, respectively, on average daily loan balances of $8,099, $61,241 and $15,674, respectively.  The Baird Intermediate Bond Fund and Baird Aggregate Bond Fund did not borrow from the LOC during the period.

8.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $21,039, $517,186, $90,792 and $135,693, respectively, in fees pursuant to the Plan during the year ending December 31, 2010.

9.SUBSEQUENT EVENT

In preparing these financial statements, the Corporation has evaluated events after December 31, 2010.  There were no subsequent events since December 31, 2010 that would require adjustment to or additional disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Baird Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund (five of the seven funds constituting Baird Funds, Inc.) (collectively, the “Funds”), including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Baird Funds, Inc. as of December 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 25, 2011

Baird Funds, Inc.

Directors & Officers as of December 31, 2010

Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

G. Frederick Kasten, Jr.	Independent	Indefinite;	Retired; Chairman, the Advisor (January 2000-December	7	Director of Regal-Beloit
c/o Robert W. Baird	Director and	Since September	2005); Chairman and CEO, the Advisor (January 1998-		Corporation, a
& Co. Incorporated	Chairman	2000	January 2000); President, Chairman and CEO, the		manufacturing
777 East Wisconsin Avenue			Advisor (June 1983-January 1998); President, the Advisor		company
Milwaukee, WI 53202			(January 1979-January 1983)
Age: 71

John W. Feldt	Independent	Indefinite;	Retired; Senior Vice President-Finance, University of	7	Director of Thompson
c/o University of	Director	Since September	Wisconsin Foundation (1985-2006); Vice President-		Plumb Funds, Inc., a
Wisconsin Foundation		2000	Finance, University of Wisconsin Foundation (1980-1985);		mutual fund complex
1848 University Avenue			Associate Director, University of Wisconsin Foundation		(3 portfolios); Trustee
Madison, WI 53705			(1967-1980)		of Nakoma Mutual
Age: 68					Funds, a mutual fund
complex (1 portfolio)

Frederick P. Stratton, Jr.	Independent	Indefinite;	Retired; Chairman Emeritus, Briggs & Stratton	7	Director of Weyco
10134 N. Port Washington	Director	Since May	Corporation, a manufacturing company, since 2003;		Group, Inc., a men’s
Road, #2B		2004	Chairman of the Board, Briggs & Stratton Corporation		footwear distributor;
Mequon, WI 53092			(2001-2002); Chairman and CEO, Briggs & Stratton		Director of Wisconsin
Age: 71			Corporation (1986-2001)		Energy Corporation
and its subsidiaries,
Wisconsin Electric
Power Company and
Wisconsin Gas LLC

Marlyn J. Spear, CFA	Independent	Indefinite;	Chief Investment Officer, Building Trades United	7	Management Trustee of
c/o Robert W. Baird	Director	Since January	Pension Trust Fund, since July 1989; Investment Officer,		AFL-CIO Housing
& Co. Incorporated		2008	Northwestern Mutual Financial Network (1988-1989);		Investment Trust, a
777 East Wisconsin Avenue			Assistant Vice-President, Firstar Trust Company		mutual fund complex
Milwaukee, WI 53202			(1978-1987); Financial Analyst, Harco Holdings, Inc.		(1 portfolio)
Age: 57			(1976-1978)

Cory L. Nettles*	Interested	Indefinite;	Managing Director, Generation Growth Capital, Inc.,	7	Director of Weyco
Generation Growth Capital, Inc.	Director	Since January	since March 2007; Of Counsel, Quarles & Brady LLP,		Group, Inc., a men’s
411 East Wisconsin Avenue,		2008	since January 2005; Secretary, Wisconsin Department		footwear distributor;
Suite 1710,			of Commerce (January 2003 – January 2005)		Director of The
Milwaukee, WI 53202					PrivateBank, a
Age: 40					financial institution

*
Mr. Nettles is an “interested person” of the Corporation (as defined in the 1940 Act) because of his association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Corporation or the Funds.

Additional information about the Funds’ directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD, or at www.bairdfunds.com.

Baird Funds, Inc.

Directors & Officers as of December 31, 2010

	Position(s)	Term of Office	Principal
	Held with	and Length of	Occupation(s)
Name, Address, and Age	the Funds	Time Served	During Past 5 Years

Mary Ellen Stanek	President	Re-elected by	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since March 2000
Milwaukee, WI 53202		Since
Age: 54		September 2000

Charles B. Groeschell	Vice President	Re-elected by	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since February 2000
Milwaukee, WI 53202		Since
Age: 57		January 2010

Todd S. Nichol	Vice President	Re-elected by	Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the
777 East Wisconsin Avenue	and Chief	Board annually;	the Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice
Milwaukee, WI 53202	Compliance	Since	President, the Advisor (January 2004-January 2005)
Age: 48	Officer	August 2004

Heidi Schneider	Vice President	Re-elected by	Senior Vice President, the Advisor since September 2007; Controller, the Advisor (April 1997-
777 East Wisconsin Avenue		Board annually;	September 2007)
Milwaukee, WI 53202		Since
Age: 39		August 2010

Leonard M. Rush	Treasurer	Re-elected by	Chief Financial Officer, the Advisor since January 2000
777 East Wisconsin Avenue		Board annually;
Milwaukee, WI 53202		Since
Age: 64		September 2000

Charles M. Weber	Secretary	Re-elected by	Managing Director, the Advisor since January 2009; Senior Vice President, the Advisor
777 East Wisconsin Avenue		Board annually;	(July 2005-December 2008); Associate General Counsel, the Advisor since July 2005; Partner,
Milwaukee, WI 53202		Since	Quarles & Brady LLP, a law firm (October 1998-June 2005)
Age: 47		September 2005

Laura E. Piotrowski	Assistant	Re-elected by	Managing Director, the Advisor since January 2008; Senior Vice President, the Advisor (January
777 East Wisconsin Avenue	Treasurer	Board annually;	2003-December 2007); Controller, the Advisor since January 2003
Milwaukee, WI 53202		Since
Age: 41		August 2007

John McVoy	AML	Re-elected by	AML Compliance Officer and Privacy Officer, the Advisor since June 2010; AML Compliance
777 East Wisconsin Avenue	Compliance	Board annually;	Officer - Trust & Securities, U.S. Bancorp (August 2008-May 2010); Law Clerk, First American
Milwaukee, WI 53202	Officer	Since	Fund Advisors (May 2007-September 2007)
Age: 26		August 2010

Bret T. Reese	Assistant	Re-elected by	First Vice President, the Advisor since January 2009; Vice President, the Advisor (June
777 East Wisconsin Avenue	Secretary	Board annually;	2005-December 2008); Associate General Counsel, the Advisor since June 2005; Senior Financial
Milwaukee, WI 53202		Since	Analyst, the Advisor (August 2004-June 2005)
Age: 41		August 2006

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD FIXED INCOME FUNDS

The Board of Directors of Baird Funds, Inc. (the “Corporation”) met on August 9, 2010 to consider the annual renewal of the investment advisory agreement with Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) for management of the Baird Intermediate Bond, Aggregate Bond, Intermediate Municipal Bond, Core Plus Bond and Short-Term Bond Funds (collectively, the “Funds”), which are mutual fund series or portfolios of the Corporation.  The Board reviewed and discussed various information that had been provided prior to the meeting, including the investment advisory agreement, memoranda provided by outside legal counsel and the Secretary of the Funds discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the investment advisory agreement, information in response to requests from the Board, including the directors who are not “interested persons” of the Corporation or the Advisor within the meaning of the Investment Company Act of 1940 (the “1940 Act”) (“Independent Directors”), from the Advisor (including the Advisor’s Form ADV and financial statements), a profitability analysis, comparative information about the Funds’ performance for periods ended June 30, 2010, management fees and expense ratios, and other pertinent information.  The Board also discussed relevant case law, including the Supreme Court’s recent decision in Jones v. Harris Associates, L.P.

The Independent Directors met separately in executive session with Fund legal counsel to consider the investment advisory agreement.  The Board discussed the Advisor’s 15(c) response with the President of the Funds.  The Board also received information periodically throughout the year that was relevant to its consideration of the investment advisory agreement, including performance, management fee and other expense information.  Based on its evaluation of this information, the Board, including a majority of the Independent Directors, approved the continuation of the investment advisory agreement for an additional one-year period.

In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

Nature, Extent and Quality of Services Provided to the Funds

The Board analyzed the nature, extent and quality of the services provided by the Advisor to the Funds.  The Board reviewed and considered the Advisor’s significant role in establishing the Funds and the construction of their investment objectives, principal strategies, investment limitations and fee structures.  The Board noted the Advisor’s overall reputation and positive name recognition, the depth of the Advisor’s personnel, resources and commitment to the Funds, and the experience, credentials and continuity of the portfolio management teams employed to manage the Funds’ investments.  The Board further noted that the Advisor has approximately $15.2 billion of assets under discretionary management and has strong relationships with numerous institutional accounts.  The Funds provide an opportunity for smaller institutional and retail accounts to receive the same professional advice from the Advisor that it offers to its larger institutional clients.  However, the Board noted that the provision of investment advisory services to the Funds requires more effort than it does for separately managed accounts due to daily sales and redemption activity and additional regulatory and compliance requirements.

The Board considered the Advisor’s disciplined investment decision-making process used for the Funds.  The Board also considered other services that the Advisor provided for the Funds in its capacity as their investment advisor, such as making some of its key personnel available to serve as officers of the Funds, selecting broker-dealers for execution of portfolio

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD FIXED INCOME FUNDS (cont.)

transactions, ensuring adherence to the Fund’s investment policies and restrictions, compliance, risk management services, valuation, providing support services to the Board and the Audit Committee of the Board and overseeing the Funds’ other service providers.  In addition, the Board considered that the Advisor provides administrative services to each of the Funds at an annual rate of 0.05% of the Fund’s average daily net assets, and is responsible for paying each Fund’s custody, transfer agency, accounting, printing, auditing, legal and director fees and other ordinary expenses (except for advisory and 12b-1 fees), which has the effect of capping the Funds’ expense ratios at 0.55% and 0.30% for Investor and Institutional Class shares, respectively.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Funds and spends time and effort marketing the Funds.  The Board also considered the strength of the Advisor’s compliance department, including the Funds’ chief compliance officer, and the fact that the Advisor has not experienced any significant legal, compliance or regulatory difficulties since the Funds were launched.  The Board concluded that the nature, extent and quality of the services provided by the Advisor to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided under the respective investment advisory agreement.

Investment Performance of the Advisor and the Funds

In considering the investment performance of each of the Funds, the Board reviewed information as of June 30, 2010 regarding the Fund’s performance in comparison to its benchmark index and its peer groups as determined by Lipper.  The Board concluded that the Funds had performed extremely well over most time periods and had achieved consistent performance results.  While certain Funds had underperformed their peer group average in certain time periods, the Board noted the challenging environment for bond funds in recent periods due to the credit market and other factors and referred to the Advisor’s commentary in this regard.  The Board also noted that each of the Funds (both Institutional and Investor Class shares) had outperformed its Lipper peer group average over the past five-year and since inception periods.

The Board also considered the Advisor’s quarterly portfolio commentaries and reviews explaining the Funds’ performance, the Advisor’s consistent and disciplined investment decision process and the investment strategies it employs for the Funds.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, each Fund and its shareholders were likely to benefit from the continued management by the Advisor.

Costs of Services Provided and Profits Realized by the Advisor

The Board examined the fee and expense information for each of the Funds, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Board noted that each Fund’s advisory fee and total expense ratio (for both its Investor Class and Institutional Class shares) were significantly lower than the average and median advisory fees and expense ratios for all mutual funds in its Lipper category.

The Board also reviewed and considered investment management fees charged by the Advisor to other investment advisory clients and found that the fee paid by the Funds (0.25%) was less than the fee that the Advisor charges on the first $25 million (0.30%) of a separately managed account and the same as the fee that the Advisor charges on the next $25 million.  The Board noted and discussed the extent of the significant additional services provided to the Funds that the Advisor did

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD FIXED INCOME FUNDS (cont.)

not provide in the other advisory relationships.  Those services included certain administrative services, oversight of the Funds’ other service providers, director support, risk management, regulatory compliance and various other services.

The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and a profitability analysis with respect to each Fund.  The Board noted the unique expense structure of the Funds whereby the Institutional Class shareholders were charged only a management fee and an administration fee and the Advisor incurred all of the other expenses on behalf of each Fund and that Investor Class shareholders incurred the same expenses as the Institutional Class shareholders plus a 0.25% 12b-1 fee.  The Advisor informed the Board that the 0.05% administration fee payable to the Advisor by each Fund was considerably less than the Fund’s expenses paid by the Advisor.

The Board concluded that the profits realized by the Advisor from its relationship with the Funds were appropriate.  The Board noted that the Advisor’s profitability information does not reflect certain internal resources provided by the Advisor to the Funds, such as legal and compliance support.  The Board reviewed and considered the general financial condition of the Advisor and determined it to be sound.  The Board also reviewed a report regarding revenue sharing payments, noting that any payments by the Advisor to third party platforms were made from the Advisor’s profits.  In light of all of the information that it received and considered, the Board concluded that the management fee and total expense ratio of each Fund were reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board noted that the Funds’ advisory fee structure does not contain any breakpoint reductions as the Funds grow in size.  However, the Board recognized that the Advisor essentially bears all of the Funds’ expenses other than management, 12b-1 and administration fees.  The Board also recognized that the advisory fee rates paid by the Funds were designed to be lower than the fees otherwise charged by the Advisor to its separately managed account clients and to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds.

The directors concluded that the current fee structure of each Fund was reasonable and that breakpoint reductions may be considered in the future depending on Fund asset levels.

Benefits Derived from the Relationship with the Funds

The Board noted that the Advisor does not have any soft dollar arrangements and does not realize any other tangible benefits in connection with its management of the Funds.  The Board believed that the Funds generally benefit from their association with the Advisor and the use of the “Baird” name.  The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.

Based on its evaluation of the above factors, as well as other factors relevant to their consideration of the investment advisory agreement, the directors, including all of the Independent Directors, concluded that the continuation of the investment advisory agreement was in the best interest of each Fund and its shareholders.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Tax Information

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund and Baird Core Plus Bond Fund were 4.17%, 3.21% and 2.45%, respectively.

Other Information Applicable to Foreign Shareholders Only

The Baird Short-Term Bond Fund hereby designates 99.98% of its ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C).

(This Page Intentionally Left Blank.)

BAIRD FUNDS, INC.
PRIVACY POLICY

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which Baird Funds, Inc. protects the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We may collect and maintain the following personal information about you:

• Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

• Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

What Information We Disclose

We do not sell any non-public personal information about our current or former shareholders to third parties.  We do not disclose any non-public personal information about our current or former shareholders to anyone, except as permitted or required by law.  We are permitted by law to share any of the information we collect, as described above, with our affiliates.  In addition, we may share such information with nonaffiliated third parties to the extent necessary to effect, process, administer or enforce a transaction that the shareholder requests or authorizes, in connection with maintaining or servicing the shareholder’s account, as requested by regulatory authorities or as otherwise permitted or required by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related material to you.

How We Protect Your Information

We restrict access to your non-public personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Annual Report - Baird Funds

December 31, 2010

Baird LargeCap Fund
Baird MidCap Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Funds, Inc.
1-866-442-2473
www.bairdfunds.com

February 25, 2011

Dear Shareholder,

We are pleased to present this annual report.  Overall, 2010 was a good year for equity investors.  We are pleased with the performance of the funds in 2010 and the value the portfolio management team has added with its quality conscious investment management approach.

The net assets of the seven mutual funds in our family have grown to more than $4.7 billion as of the end of 2010, an increase of more than 30% compared to the prior year end.  We expanded our reputation for consistent, competitive returns and continued to provide excellent stewardship of shareholder assets.

The Baird Funds marked a significant milestone in 2010.  Five of the seven Baird Funds celebrated their 10th anniversary during the year and received excellent recognition by Morningstar, The Wall Street Journal, Kiplinger’s, US News, and others for their leadership in investment management.

On the following pages, we review the equity market in 2010 and the performance and composition of each of the Baird Equity Funds.

Thank you again for choosing Baird Funds.  We appreciate the confidence and trust that you have placed in our experienced investment team to help you achieve your financial goals.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2010 Economic and Stock Market Commentary

Equities produced a strong rally late in the fourth quarter of 2010, which helped propel stock market averages to back-to-back positive years.  The broad-based S&P 500® Index rose a very solid 15.1% in 2010 while the Dow Jones Industrial Average advanced 14.1%.  Growth stocks again outpaced the broader indices in 2010, with the Russell 1000® Growth Index increasing 16.7% and the Russell Midcap® Growth Index leading the way, up 26.4%.

The favorable market returns experienced by investors in 2010 were not a sure thing as we reached mid-year.  A robust first quarter quickly faded as economic indicators slowed, and real concern emerged about the potential for a double-dip recession.  As a result, broad market returns fell into negative territory as of June 30.  The temporary pause in economic activity was short-lived, and the combination of solid corporate earnings and a second round of quantitative easing by the Federal Reserve were enough to change the direction of equities in the second half of the year.

The strong market performance in the year’s final quarter was tied to a general lift in U.S. economic indicators, more certainty on tax policy, and a growing belief that the economy was transitioning from recovery to sustainable growth.  One significant development we saw during the course of 2010 was a significant step up in the pace of mergers and acquisitions.  We are encouraged by the return of this activity as it typically reflects an overall increase in business confidence, which is a key factor in corporate hiring.

Gains in 2010 equity prices were broad-based with all S&P 500 sectors showing positive returns.  With confidence in an economic recovery building, more cyclical sectors of the economy outpaced the slower growing, defensive areas during the year.  The recipe was very similar to 2009 as sector returns from consumer discretionary, industrials, materials and energy led the market.  The common denominator among these sectors was the direct and positive impact the economic recovery imparted on underlying business fundamentals.

The overall performance from health care stocks remained subdued as the sector’s defensive nature and a lingering hangover from reform legislation proved too much to overcome.  Financial services, while benefitting from a cyclical improvement in credit quality, lagged under the weight of financial reform.  The challenging performance from these two sectors reinforces the thought that operating under the political spotlight can exact a price.  The technology sector, which represents a large component of the broad indices, occupied the middle ground with respect to performance as there was quite a divergence in returns within the sector.

Economic Outlook

Expectations of GDP growth have steadily ticked up on the heels of higher production and leading economic indicators.  Corporate profits continue to grow nicely, driving business purchases of more efficient equipment.  Increased business confidence is supporting the restocking of recession depleted inventories and acquisition activity has returned.  Improved consumer confidence in turn caused spending and purchases of big ticket items such as automobiles to be better than initially forecast.

2010 Economic and Stock Market Commentary

The environment is not without its challenges as employment has yet to meaningfully improve, housing prices remain under pressure, and government finances are strained domestically and abroad.  Ultimately, the path of economic growth will determine how impactful these risks become.  With markets and the outlook for economic growth improving, we believe these issues are manageable over the near term.

To conclude, we are quite pleased with back-to-back double digit yearly gains for stocks.  The backdrop of solid corporate earnings growth, improved consumer and business spending and more normal lending activity leads us to the view that the environment is supportive for further equity gains.  We continue to hold firm to our belief in operating with discipline and focusing on finding very strong businesses with good long-term fundamentals.

Baird LargeCap Fund

December 31, 2010

Portfolio Managers’ Commentary

For the year ended December 31, 2010, the Baird LargeCap Fund Institutional Class posted a total return of 18.1% (17.9% for the Investor Class), as compared to a return of 16.7% for the Russell 1000® Growth Index, the LargeCap Fund’s primary benchmark.  We were pleased with the Fund’s returns as our positioning for economic recovery and good stock selection proved beneficial.

As we analyze broad sector performance for the year we see leadership from capital spending related and consumer discretionary areas of the economy.  On the other hand, the more defensive areas of the economy, including health care and consumer staples, continued their performance struggle.

The highlight of the year was the broad-based strength from the Fund’s technology holdings, which produced very strong relative outperformance.  The market continued to reward strong revenue and earnings growth, which was widely displayed in the sector.  Corporate technology spending and favorable product cycles are providing good end-market growth for many companies.  Since the market bottom in the first half of 2009, technology stocks have been among the better performing groups.

The Fund’s industrial holdings also tracked well ahead of the market’s solid performance.  Of note was the broad-based strength from this sector as double-digit price gains were the norm.  We are seeing continued improvement in the revenue growth for many of these businesses which in turn is driving better margins and earnings.  We realize that at some point we will have to manage for a slowdown in the industrial outlook.  However, we continue to have confidence in our positive view for this sector based on how the economic recovery is progressing.

The year’s most challenging sectors for the Fund from a relative performance standpoint were energy, financial services, and consumer discretionary.  Energy suffered from difficult stock selection, while the Fund’s discretionary holdings generally advanced, but fell short of the very strong benchmark performance.  Consumer stocks have consistently resided among the better performing groups the past two years.

The legislative reform train rolled from health care to the financial services sector during the first half of the year with debate coming to a head during the second quarter.  Uncertainty during the law-making process proved to be a significant headwind for financials, which combined with the Fund’s overweight caused the sector to hurt performance.  Most of our holdings were impacted negatively by potential new regulations, which reached further than we expected.  We still hold to our belief that attractive valuations and benefits from an economic recovery outweigh reform risk as was the case following the last two recessions.

Baird LargeCap Fund

December 31, 2010

The health care sector continues to present challenges, and detracted from overall performance.  A meaningful slowdown in medical procedures and pressure on overall utilization of services continued during the balance of the year, hurting earnings multiples and share prices.  Market volatility may present opportunities in the sector, which we will weigh carefully given the overhang that remains as the economy gradually recovers and the coming reform of the health care system.

The LargeCap Fund remained positioned below the average market cap of the target index.  We continue to believe that developing large capitalization companies provide the most attractive growth profile for long-term investors.  We will continue to operate with a fundamental focus and dedication to our investment process.

Portfolio Managers:

Douglas E. Guffy
Kenneth M. Hemauer, CFA

Baird LargeCap Fund

A December 31, 2010 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Apple Inc.	4.9%
Emerson Electric Company	3.6%
Occidental Petroleum Corporation	3.6%
EMC Corporation	3.5%
Danaher Corporation	3.2%
Target Corporation	3.1%
C.H. Robinson Worldwide, Inc.	2.9%
Express Scripts, Inc.	2.7%
Praxair, Inc.	2.6%
Johnson Controls, Inc.	2.5%
Net Assets:	$23,540,164
Portfolio Turnover Rate:	52.0%
Number of Equity Holdings:	56
Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2010.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of December 31, 2010, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2012.

****	Includes 0.25% 12b-1 fee.

Baird LargeCap Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird LargeCap Fund

Average Annual Total Returns

				Since
For the Periods Ended December 31, 2010	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	18.06%	1.76%	-0.30%	-0.71%
Investor Class Shares	17.86%	1.52%	-0.55%	-0.95%
Russell 1000® Growth Index(2)	16.71%	3.75%	0.02%	-2.30%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2010.
(2)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments December 31, 2010

Shares		Value
COMMON STOCKS – 96.4%

Aerospace & Defense – 1.3%
2,191	Precision
	Castparts Corp.@	$305,009

Air Freight & Logistics – 2.9%
8,607	C.H. Robinson
	Worldwide, Inc.	690,195

Auto Components – 2.5%
15,440	Johnson Controls, Inc.	589,808

Capital Markets – 3.7%
1,038	The Goldman
	Sachs Group, Inc.	174,550
7,841	State Street Corporation	363,351
5,264	T. Rowe Price Group, Inc.	339,739
		877,640
Chemicals – 3.9%
5,955	Ecolab, Inc.	300,251
6,338	Praxair, Inc.	605,089
		905,340
Commercial Banks – 0.8%
3,100	PNC Financial Services
	Group, Inc.	188,232

Commercial Services & Supplies – 1.2%
3,500	Stericycle, Inc.*@	283,220

Communications Equipment – 3.2%
12,000	Juniper Networks, Inc.*	443,040
6,325	QUALCOMM
	Incorporated	313,024
		756,064
Computers & Peripherals – 9.6%
3,547	Apple Inc.*	1,144,119
35,481	EMC Corporation*@	812,515
7,200	Hewlett-Packard Company	303,120
		2,259,754
Electrical Equipment – 5.5%
9,525	ABB Limited – ADR f	213,836
14,832	Emerson Electric
	Company@	847,946
3,075	Roper Industries, Inc.	235,022
		1,296,804
Electronic Equipment, Instruments
& Components – 4.8%
8,225	Agilent Technologies, Inc.*	340,761
26,648	Corning Incorporated	514,840
3,925	Dolby Laboratories,
	Inc. – Class A*	261,798
		1,117,399
Energy Equipment & Services – 4.0%
4,475	Core Laboratories N.V. f@	398,499
6,462	Schlumberger Limited f	539,577
		938,076
Food & Staples Retailing – 1.1%
5,000	Whole Foods Market, Inc.*	252,950

Food Products – 1.3%
4,650	The J.M.
	Smucker Company	305,272

Health Care Providers & Services – 3.6%
11,625	Express Scripts, Inc.*@	628,331
6,300	UnitedHealth Group
	Incorporated	227,493
		855,824
Hotels, Restaurants & Leisure – 0.8%
11,225	International
	Game Technology	198,570

Household Products – 1.1%
3,775	Church & Dwight
	Co., Inc.@	260,551

Insurance – 2.0%
8,150	Aflac, Inc.	459,905

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2010

Shares		Value
COMMON STOCKS – 96.4% (cont.)

Internet & Catalog Retail – 2.3%
2,308	Amazon.com, Inc.*	$415,440
732	Netflix Inc.*@	128,612
		544,052
Internet Software & Services – 4.3%
11,000	Akamai Technologies, Inc.*	517,550
850	Google, Inc. – Class A*	504,875
		1,022,425
IT Services – 2.9%
6,525	Cognizant Technology
	Solutions Corporation –
	Class A*	478,217
945	MasterCard, Inc. – Class A	211,784
		690,001
Life Sciences Tools & Services – 1.6%
6,646	Thermo Fisher
	Scientific, Inc.*	367,923

Machinery – 4.8%
15,734	Danaher Corporation	742,173
2,375	Joy Global Inc.	206,031
3,300	PACCAR Inc.	189,486
		1,137,690
Media – 2.6%
2,675	DIRECTV*	106,813
9,875	Scripps Networks
	Interactive – Class A	511,031
		617,844

Metals & Mining – 0.7%
1,400	Freeport-McMoRan
	Copper & Gold Inc.	168,126

Multiline Retail – 3.1%
11,995	Target Corporation	721,260

Oil, Gas & Consumable Fuels – 8.3%
5,050	Cenovus Energy Inc. f	167,862
2,274	EOG Resources, Inc.	207,866
2,825	Noble Energy, Inc.	243,176
8,625	Occidental Petroleum
	Corporation	846,113
13,200	Southwestern
	Energy Company*	494,076
		1,959,093
Pharmaceuticals – 1.9%
6,625	Allergan, Inc.	454,939

Semiconductors & Semiconductor Equipment – 3.3%
13,440	Altera Corporation	478,195
6,582	Broadcom Corporation –
	Class A	286,646
		764,841
Software – 2.9%
3,100	Red Hat, Inc.*	141,515
4,003	Salesforce.com, Inc.*@	528,396
		669,911
Specialty Retail – 2.5%
9,650	O’Reilly Automotive, Inc.*	583,053

Trading Companies & Distributors – 1.9%
7,472	Fastenal Company@	447,648
	Total Common Stocks
	(Cost $16,290,760)	22,689,419

SHORT-TERM INVESTMENTS – 3.5%

Money Market Mutual Funds – 3.5%
389,231	Dreyfus Institutional
	Cash Advantage
	Fund, 0.18% «	389,231
423,789	The AIM STIT – Liquid
	Assets Portfolio, 0.19%«	423,789
	Total Short-Term
	Investments
	(Cost $813,020)	813,020

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2010

Principal
Amount		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 15.6%

Commercial Paper – 0.5%
$183,396	Atlantic East
	Funding LLC,
	0.59%, 03/25/2011†**	$124,442
	Total Commercial Paper
	(Cost $183,396)	124,442

Shares
Investment Companies – 15.1%
3,564,103	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.29%«	3,564,103
	Total Investment
	Companies
	(Cost $3,564,103)	3,564,103
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $3,747,499)	3,688,545
	Total Investments
	(Cost $20,851,279)
	– 115.5%	27,190,984

Asset Relating to Securities
Lending Investments – 0.3%
	Support Agreement*a**	58,954
	Total (Cost $0)	58,954
	Liabilities in Excess of
	Other Assets – (15.8)%	(3,709,774)
	TOTAL NET
	ASSETS – 100.0%	$23,540,164

Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at December 31, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Summary of Fair Value Exposure at December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$22,689,419	$—	$—	$22,689,419
Total Equity	22,689,419	—	—	22,689,419
Short-Term Investments
Money Market Mutual Funds	813,020	—	—	813,020
Total Short-Term Investments	813,020	—	—	813,020
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	124,442	—	124,442
Money Market Mutual Fund	3,564,103	—	—	3,564,103
Total Investments Purchased with
Cash Proceeds from Securities Lending	3,564,103	124,442	—	3,688,545
Total Investments*	$27,066,542	$124,442	$—	$27,190,984
Asset Relating to Securities Lending Investments	$—	$58,954	$—	$58,954

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Baird LargeCap Fund

Summary of Fair Value Exposure at December 31, 2010

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$37,834
Accrued discounts/premiums	—
Realized gain (loss)	(4,850)
Change in unrealized appreciation (depreciation)	7,021
Net purchases (sales)	(40,005)
Transfers in and/or out of Level 3*	—
Balance as of December 31, 2010	$—

*
The information used in the above reconciliation represents fiscal year activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund

December 31, 2010

Portfolio Managers’ Commentary

For the year ended December 31, 2010, the Baird MidCap Fund Institutional Class posted a total return of 27.1% (26.9% for the Investor Class), as compared to a return of 26.4% for the Russell MidCap® Growth Index, the MidCap Fund’s primary benchmark.

As we look at broad sector returns for the year we see leadership from capital spending related and consumer discretionary areas of the economy.  The more defensive areas of the economy, including health care, consumer staples, and utilities continued their performance struggle.

The Fund’s holdings in the industrial, consumer discretionary, and technology sectors enjoyed the strongest returns during the year.  Of particular note was the broad-based strength from the Fund’s technology holdings, which led the Fund’s performance for the year despite slowing in the fourth quarter as some of the more speculative areas in the sector rallied.  The market continued to reward prospects for improving revenue and earnings growth, which was widely displayed in the technology sector.

The industrial companies also drove a meaningful positive performance contribution.  Revenue growth for many of these businesses continues to improve, and is driving better margins and earnings.  Overall performance from the consumer discretionary sector was also very strong.  Since the market bottom in the first half of 2009, consumer stocks have been consistently among the Fund’s best performing groups.

The positive impact of a general rise in commodity prices was evident in the materials sector.  While we tend to shy away from businesses tied more directly to commodity prices such as chemical, building material, and fertilizer companies, our more conservative holdings benefitted nicely from the pick-up in economic activity.

The more defensive nature of health care businesses and a meaningful slowdown in medical procedures as well as pressure on overall utilization of services was a prevalent theme during 2010.  These issues negatively impacted earnings multiples and share prices.  The Fund’s underweight position in the sector was the right call, but it did not offset difficult stock performance.

The legislative reform train rolled from the health care sector to the financial services sector with debate coming to a head in the first half of the year.  Uncertainty during the law making process proved to be a headwind for the sector.  Financials showed some life late in the year, with several commercial banks raising capital to pay back TARP money.  The Fund’s positioning was off during most of the year as areas under-represented in the portfolio, such as insurance and REITs, performed quite well while our positioning, which was intended to benefit from credit improvement proved premature.

Baird MidCap Fund

December 31, 2010

There was a noticeable rise in merger and acquisition activity during 2010.  This change had a direct and positive impact on the portfolio as performance was boosted by the announced acquisitions of McAfee, Baldor Electric, J. Crew Group, and Bucyrus International.  We were certainly pleased to see these transactions announced as all included substantial premiums relative to where each stock had been trading previously.  We are encouraged by the return of acquisition activity given its correlation with business confidence.  These specific transactions reinforced our own view about the underlying quality and value of the businesses we own.

The MidCap Fund remained consistently positioned in favor of high-quality names that deliver attractive returns with lower volatility for the Fund than for our target index.  We have positioned the Fund for the continued economic growth we expect in 2011, with attention to particular businesses that should demonstrate better profitability and stronger growth than peers.  We will continue to operate with a fundamental focus and dedication to our investment process.

Portfolio Managers:

Kenneth M. Hemauer, CFA
Charles F. Severson, CFA

Baird MidCap Fund

A December 31, 2010 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**
Oceaneering International, Inc.	2.7%
MicroChip Technology Incorporated	2.5%
WABCO Holdings Inc.	2.4%
AptarGroup, Inc.	2.4%
Stericycle, Inc.	2.4%
Cabot Oil & Gas Corporation	2.3%
Church & Dwight Co., Inc.	2.3%
Scripps Networks Interactive	2.3%
Invesco Limited	2.3%
Manpower Inc.	2.3%
Net Assets:	$34,551,123
Portfolio Turnover Rate:	62.7%
Number of Equity Holdings:	57
Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2010.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of December 31, 2010, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2012.

****	Includes 0.25% 12b-1 fee.

Baird MidCap Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (12/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (12/29/00), assuming reinvestment of all distributions.

Baird MidCap Fund

Average Annual Total Returns

				Since
For the Periods Ended December 31, 2010	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	27.09%	5.64%	4.58%	4.26%
Investor Class Shares	26.92%	5.40%	4.34%	4.02%
Russell Midcap® Growth Index(2)	26.38%	4.88%	3.12%	2.85%

(1)	For the period from December 29, 2000 (commencement of operations) through December 31, 2010.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments December 31, 2010

Shares		Value
COMMON STOCKS – 97.4%

Air Freight & Logistics – 1.7%
10,269	Expeditors International
	of Washington, Inc.	$560,687

Auto Components – 4.3%
22,225	Gentex Corporation	656,971
13,625	WABCO Holdings Inc.*	830,171
		1,487,142
Capital Markets – 4.6%
12,566	Eaton Vance Corporation	379,870
5,353	Greenhill & Co., Inc.@	437,233
32,550	Invesco Limited f@	783,153
		1,600,256
Chemicals – 2.4%
5,250	Airgas, Inc.	327,915
10,069	Ecolab, Inc.	507,679
		835,594
Commercial Services & Supplies – 2.4%
10,065	Stericycle, Inc.*@	814,460

Communications Equipment – 1.8%
16,485	Plantronics, Inc.	613,572

Computers & Peripherals – 1.1%
6,874	NetApp, Inc.*@	377,795

Containers & Packaging – 2.4%
17,202	AptarGroup, Inc.	818,299

Distributors – 2.2%
34,075	LKQ Corporation*	774,184

Diversified Consumer Services – 1.0%
5,135	Capella Education
	Company*@	341,888

Electrical Equipment – 2.2%
10,192	Roper Industries, Inc.	778,975

Electronic Equipment, Instruments
& Components – 7.0%
13,815	Agilent Technologies, Inc.*	572,355
10,945	Dolby Laboratories,
	Inc. – Class A*	730,032
24,495	Plexus Corp.*	757,875
8,700	Trimble Navigation
	Limited*	347,391
		2,407,653
Energy Equipment & Services – 4.9%
18,070	Dresser-Rand Group, Inc.*	769,601
12,643	Oceaneering
	International, Inc.*@	930,904
		1,700,505
Food Products – 1.9%
14,102	McCormick &
	Co, Incorporated	656,166

Health Care Equipment & Supplies – 3.8%
15,655	ResMed Inc.*@	542,290
14,970	Thoratec Corporation*	423,950
5,155	Varian Medical
	Systems, Inc.*	357,138
		1,323,378
Hotels Restaurants & Leisure – 1.6%
12,693	Buffalo Wild
	Wings Inc.*@	556,588

Household Products – 2.3%
11,513	Church & Dwight
	Co., Inc.	794,627

Internet Software & Services – 1.3%
9,325	Akamai Technologies, Inc.*	438,741

IT Services – 3.3%
10,994	Alliance Data Systems
	Corporation*@	780,904
7,406	Global Payments Inc.	342,231
		1,123,135

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2010

Shares		Value
COMMON STOCKS – 97.4% (cont.)

Life Sciences Tools & Services – 5.1%
20,056	ICON PLC – ADR*f	$439,226
12,194	Life Technologies
	Corporation*	676,767
4,250	Mettler-Toledo
	International Inc.*@	642,643
		1,758,636
Machinery – 5.2%
13,300	Actuant Corporation	354,046
6,820	Bucyrus International,
	Inc. – Class A	609,708
4,850	Rockwell Automation, Inc.	347,794
13,130	Zebra Technologies
	Corporation*	498,809
		1,810,357
Media – 2.3%
15,295	Scripps Networks
	Interactive – Class A	791,516

Multiline Retail – 2.0%
43,065	99 Cents Only Stores*	686,456

Oil, Gas & Consumable Fuels – 2.3%
21,370	Cabot Oil & Gas
	Corporation	808,855

Pharmaceuticals – 1.5%
8,355	Perrigo Company@	529,122

Professional Services – 2.3%
12,515	Manpower Inc.	785,441

Real Estate Investment Trust (REIT) – 1.2%
7,980	Digital Realty Trust, Inc.@	411,289

Road & Rail – 2.2%
18,645	J.B. Hunt Transport
	Services, Inc.	760,902

Semiconductors & Semiconductor Equipment – 4.4%
24,843	Microchip Technology
	Incorporated@	849,879
17,647	Varian Semiconductor
	Equipment Associates,
	Inc.*@	652,410
		1,502,289
Software – 4.2%
14,885	ANSYS, Inc.*	775,062
5,100	Citrix Systems, Inc.*@	348,891
2,551	Salesforce.com, Inc.*@	336,732
		1,460,685
Specialty Retail – 8.4%
19,886	Dick’s Sporting
	Goods, Inc.*@	745,725
8,675	O’Reilly Automotive, Inc.*	524,144
9,321	Tractor Supply Company@	451,975
17,545	Ulta Salon, Cosmetics &
	Fragrance, Inc.*@	596,530
16,364	Urban Outfitters, Inc.*@	585,995
		2,904,369
Textiles, Apparel & Luxury Goods – 0.6%
4,020	Under Armour, Inc. –
	Class A*@	220,457

Trading Companies & Distributors – 3.5%
12,011	Fastenal Company@	719,580
8,015	Watsco, Inc.@	505,586
		1,225,166
	Total Common Stocks
	(Cost $24,290,748)	33,659,185

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2010

Shares		Value
SHORT-TERM INVESTMENTS – 2.5%

Money Market Mutual Funds – 2.5%
230,536	Dreyfus Institutional
	Cash Advantage
	Fund, 0.18%«	$230,536
645,613	The AIM STIT – Liquid
	Assets Portfolio, 0.19%«	645,613
	Total Short-Term
	Investments
	(Cost $876,149)	876,149

Principal
Amount
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 25.5%

Commercial Paper – 0.5%
$258,168	Atlantic East Funding LLC,
	0.59%, 03/25/2011†**	175,178
	Total Commercial Paper
	(Cost $258,168)	175,178

Shares
Investment Companies – 25.0%
8,631,059	Mount Vernon Securities
	Lending Trust Prime
	Portfolio, 0.29%«	8,631,059
	Total Investment
	Companies
	(Cost $8,631,059)	8,631,059
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $8,889,227)	8,806,237
	Total Investments
	(Cost $34,056,124)
	– 125.4%	43,341,571

Asset Relating to Securities
Lending Investments – 0.3%
	Support Agreement*a**	82,990
	Total (Cost $0)	82,990
	Liabilities in Excess of
	Other Assets – (25.7)%	(8,873,438)
	TOTAL NET
	ASSETS – 100.0%	$34,551,123
Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at December 31, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Summary of Fair Value Exposure at December 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$33,659,185	$—	$—	$33,659,185
Total Equity	33,659,185	—	—	33,659,185
Short-Term Investments
Money Market Mutual Funds	876,149	—	—	876,149
Total Short-Term Investments	876,149	—	—	876,149
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	175,178	—	175,178
Money Market Mutual Fund	8,631,059	—	—	8,631,059
Total Investments Purchased with
Cash Proceeds from Securities Lending	8,631,059	175,178	—	8,806,237
Total Investments*	$43,166,393	$175,178	$—	$43,341,571
Asset Relating to Securities Lending Investments	$—	$82,990	$—	$82,990

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Baird MidCap Fund

Summary of Fair Value Exposure at December 31, 2010

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$45,716
Accrued discounts/premiums	—
Realized gain (loss)	(5,860)
Change in unrealized appreciation (depreciation)	8,482
Net purchases (sales)	(48,338)
Transfers in and/or out of Level 3*	—
Balance as of December 31, 2010	$—

*
The information used in the above reconciliation represents fiscal year activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2010

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 – 12/31/10).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2010

Actual vs. Hypothetical Returns
For the Six Months Ended December 31, 2010

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	7/1/10	12/31/10	Period(1)	12/31/10	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,285.90	$4.32	$1,021.42	$3.82
Investor Class	1.00%	$1,000.00	$1,283.90	$5.76	$1,020.16	$5.09
Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,248.80	$4.82	$1,020.92	$4.33
Investor Class	1.10%	$1,000.00	$1,248.10	$6.23	$1,019.66	$5.60

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities December 31, 2010

	Baird LargeCap	Baird MidCap
	Fund	Fund
ASSETS:
Investments, at value (cost $20,851,279 and $34,056,124, respectively)*	$27,190,984	$43,341,571
Support Agreement (Note 6)	58,954	82,990
Dividends receivable	11,775	8,164
Interest receivable	59	173
Receivable for fund shares sold	51,079	45,545
Uninvested cash	6,338	7,373
Prepaid expenses	7,691	6,735
Total assets	27,326,880	43,492,551
LIABILITIES:
Payable for collateral received for securities loaned (Note 6)	3,752,974	8,896,600
Payable to Advisor and Distributor	863	10,118
Accrued expenses and other liabilities	32,879	34,710
Total liabilities	3,786,716	8,941,428
NET ASSETS	$23,540,164	$34,551,123
NET ASSETS CONSIST OF:
Capital stock	$22,157,363	$26,483,168
Accumulated undistributed net investment income	27	—
Accumulated net realized loss on investments sold	(5,015,890)	(1,300,482)
Net unrealized appreciation on investments,
currency, and support agreement	6,398,664	9,368,437
NET ASSETS	$23,540,164	$34,551,123
INSTITUTIONAL CLASS SHARES
Net Assets	$23,399,325	$33,432,268
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,619,105	3,328,281
Net asset value, offering and redemption price per share	$8.93	$10.04
INVESTOR CLASS SHARES
Net Assets	$140,839	$1,118,855
Shares outstanding ($0.01 par value, unlimited shares authorized)	15,801	114,617
Net asset value, offering and redemption price per share	$8.91	$9.76

*	Includes securities out on loan to brokers with a market value of $3,620,659 and $8,583,387, respectively.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Year Ended December 31, 2010

	Baird	Baird
	LargeCap Fund	MidCap Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $1,023 and $0, respectively)	$177,245	$200,836
Income from securities lending (Note 6)	4,157	13,540
Other income	4,185	5,454
Interest	617	1,956
Total investment income	186,204	221,786
EXPENSES:
Investment advisory fees	136,716	221,088
Administration fees	3,985	5,472
Shareholder servicing fees	15,359	15,528
Fund accounting fees	22,273	23,372
Professional fees	33,409	33,403
Federal and state registration	31,850	31,157
Directors fees	39,625	39,643
Custody fees	5,395	6,971
Reports to shareholders	5,367	6,422
Distribution fees – Investor Class Shares (Note 8)	613	3,396
Miscellaneous expenses	709	812
Interest expense (Note 7)	8	—
Total expenses	295,309	387,264
Expense reimbursement by Advisor (Note 5)	(136,939)	(133,302)
Total expenses	158,370	253,962
NET INVESTMENT INCOME (LOSS)	27,834	(32,176)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	541,152	2,878,157
Change in unrealized appreciation/depreciation on
investments, currency and support agreement	3,040,877	4,470,072
Net realized and unrealized gain on investments	3,582,029	7,348,229
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,609,863	$7,316,053

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
OPERATIONS:
Net investment income	$27,834	$84,473
Net realized gain (loss) on investments	541,152	(1,409,994)
Change in unrealized appreciation/depreciation on
investments, currency, and support agreement	3,040,877	7,065,081
Net increase in net assets resulting from operations	3,609,863	5,739,560

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,834,410	1,781,312
Proceeds from shares issued to holders in reinvestment of dividends	19,011	92,400
Payments for shares redeemed	(2,992,605)	(3,040,863)
Net decrease in net assets resulting
from capital share transactions	(1,139,184)	(1,167,151)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(19,202)	(93,147)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(798)

TOTAL INCREASE IN NET ASSETS	2,451,477	4,478,464

NET ASSETS:
Beginning of year	21,088,687	16,610,223
End of year (including undistributed net
investment income and distributions in excess of
net investment income of $27 and $(8,619), respectively)	$23,540,164	$21,088,687

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
OPERATIONS:
Net investment income (loss)	$(32,176)	$52,963
Net realized gain (loss) on investments	2,878,157	(909,792)
Change in unrealized appreciation/depreciation on
investments and support agreement	4,470,072	8,807,651
Net increase in net assets resulting from operations	7,316,053	7,950,822

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,145,696	2,089,157
Proceeds from shares issued to holders in reinvestment of dividends	—	62,353
Payments for shares redeemed	(4,001,060)	(2,675,075)
Net increase (decrease) in net assets resulting
from capital share transactions	144,636	(523,565)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(61,225)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(2,418)

TOTAL INCREASE IN NET ASSETS	7,460,689	7,363,614

NET ASSETS:
Beginning of year	27,090,434	19,726,820
End of year (including undistributed net investment
income and distributions in excess of net
investment income of $0 and $(10,443), respectively)	$34,551,123	$27,090,434

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$7.57	$5.59	$9.33	$8.53	$8.33
Income from investment operations:
Net investment income	0.01	0.03	0.03	0.02	0.04
Net realized and unrealized
gains (losses) on investments	1.36	1.98	(3.74)	0.80	0.20
Total from investment operations	1.37	2.01	(3.71)	0.82	0.24
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.04)
Net asset value, end of year	$8.93	$7.57	$5.59	$9.33	$8.53
Total return	18.06%	36.27%	(39.88%)	9.63%	2.89%
Supplemental data and ratios:
Net assets, end of year	$23,399,325	$20,741,302	$16,349,025	$27,644,009	$27,442,329
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.40%	1.39%	1.17%	1.10%	1.12%
Ratio of net investment income
to average net assets	0.14%	0.46%	0.32%	0.25%	0.44%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.51%)	(0.18%)	(0.10%)	(0.10%)	0.07%
Portfolio turnover rate(1)	52.0%	58.7%	43.0%	72.2%	63.9%

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$7.56	$5.59	$9.29	$8.50	$8.29
Income from investment operations:
Net investment income (loss)	(0.02)	0.02	0.00 (1)	0.00 (1)	0.01
Net realized and unrealized
gains (losses) on investments	1.37	1.97	(3.70)	0.79	0.21
Total from investment operations	1.35	1.99	(3.70)	0.79	0.22
Less distributions:
Distributions from net investment income	—	(0.02)	—	—	(0.01)
Net asset value, end of year	$8.91	$7.56	$5.59	$9.29	$8.50
Total return	17.86%	35.79%	(39.94%)	9.29%	2.64%
Supplemental data and ratios:
Net assets, end of year	$140,839	$347,385	$261,198	$740,779	$1,087,948
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.65%	1.64%	1.42%	1.35%	1.37%
Ratio of net investment income (loss)
to average net assets	(0.11%)	0.21%	0.07%	0.00%	0.19%
Ratio of net investment loss
to average net assets (before waivers)	(0.76%)	(0.43%)	(0.35%)	(0.35%)	(0.18%)
Portfolio turnover rate(2)	52.0%	58.7%	43.0%	72.2%	63.9%

(1)	Amount is less than $0.005.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$7.90	$5.63	$9.62	$9.33	$11.12
Income from investment operations:
Net investment income (loss)(1)	(0.01)	0.02	0.01	(0.01)	(0.02)
Net realized and unrealized
gains (losses) on investments	2.15	2.27	(3.99)	1.99	0.46
Total from investment operations	2.14	2.29	(3.98)	1.98	0.44
Less distributions:
Distributions from net investment income	—	(0.02)	(0.01)	—	—
Distributions from net realized gains	—	—	—	(1.69)	(2.23)
Total distributions	—	(0.02)	(0.01)	(1.69)	(2.23)
Net asset value, end of year	$10.04	$7.90	$5.63	$9.62	$9.33
Total return	27.09%	40.90%	(41.53%)	20.89%	3.93%
Supplemental data and ratios:
Net assets, end of year	$33,432,268	$25,513,554	$18,163,034	$36,616,547	$32,057,214
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average
net assets (before waivers)	1.30%	1.34%	1.19%	1.11%	1.01%
Ratio of net investment income (loss)
to average net assets	(0.10%)	0.25%	0.06%	(0.06%)	(0.17%)
Ratio of net investment loss
to average net assets (before waivers)	(0.55%)	(0.24%)	(0.28%)	(0.32%)	(0.33%)
Portfolio turnover rate(2)	62.7%	61.3%	74.0%	72.3%	78.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data:
Net asset value, beginning of year	$7.69	$5.49	$9.40	$9.17	$10.99
Income from investment operations:
Net investment income (loss)(1)	(0.03)	0.00 (2)	(0.02)	(0.04)	(0.04)
Net realized and unrealized
gains (losses) on investments	2.10	2.21	(3.89)	1.96	0.45
Total from investment operations	2.07	2.21	(3.91)	1.92	0.41
Less distributions:
Distributions from net investment income	—	(0.01)	—	—	—
Distributions from net realized gains	—	—	—	(1.69)	(2.23)
Total distributions	—	(0.01)	—	(1.69)	(2.23)
Net asset value, end of year	$9.76	$7.69	$5.49	$9.40	$9.17
Total return	26.92%	40.52%	(41.70%)	20.61%	3.73%
Supplemental data and ratios:
Net assets, end of year	$1,118,855	$1,576,880	$1,563,786	$4,783,844	$5,023,621
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average
net assets (before waivers)	1.55%	1.59%	1.44%	1.36%	1.26%
Ratio of net investment income (loss)
to average net assets	(0.35%)	0.00%	(0.19%)	(0.31%)	(0.42%)
Ratio of net investment loss
to average net assets (before waivers)	(0.80%)	(0.49%)	(0.53%)	(0.57%)	(0.58%)
Portfolio turnover rate(3)	62.7%	61.3%	74.0%	72.3%	78.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

1.ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund and the Baird MidCap Fund (each a “Fund” and collectively the “Funds”), two of the seven series comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

On December 31, 2010, shareholders affiliated with the Advisor held 82% of the Institutional Class shares of the Baird LargeCap Fund and 35% of the Institutional Class shares of the Baird MidCap Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.  In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4pm EST).

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  Management is currently evaluating the impact of ASU 2010-06 on the Funds’ financial statements.

b)Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities owned by the Funds as of December 31, 2010 are traded on the New York Stock Exchange or NASDAQ.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

2.SIGNIFICANT ACCOUNTING POLICIES (cont.)

c)Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2010, or for any other tax years which are open for exam. As of December 31, 2010, open tax years include the tax years ended December 31, 2007 through 2010. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

d)Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid annually.  Distributions of net realized gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

e)Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the series of the Corporation in proportion to their assets.

f)Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

3.CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	231,994	$1,795,760	Shares sold	5,115	$38,650
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,124	19,011	reinvestment of dividends	—	—
Shares redeemed	(355,005)	(2,730,847)	Shares redeemed	(35,252)	(261,758)
Net decrease	(120,887)	$(916,076)	Net decrease	(30,137)	$(223,108)
Shares Outstanding:			Shares Outstanding:
Beginning of year	2,739,992		Beginning of year	45,938
End of year	2,619,105		End of year	15,801

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	300,413	$1,776,312	Shares sold	962	$5,000
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	11,991	91,610	reinvestment of dividends	103	790
Shares redeemed	(496,682)	(3,027,939)	Shares redeemed	(1,882)	(12,924)
Net decrease	(184,278)	$(1,160,017)	Net decrease	(817)	$(7,134)
Shares Outstanding:			Shares Outstanding:
Beginning of year	2,924,270		Beginning of year	46,755
End of year	2,739,992		End of year	45,938

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

3.CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND

	Year Ended			Year Ended
	December 31, 2010			December 31, 2010
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	455,890	$3,935,728	Shares sold	24,937	$209,968
Shares redeemed	(358,437)	(3,077,251)	Shares redeemed	(115,309)	(923,809)
Net increase	97,453	$858,477	Net decrease	(90,372)	$(713,841)
Shares Outstanding:			Shares Outstanding:
Beginning of year	3,230,828		Beginning of year	204,989
End of year	3,328,281		End of year	114,617

	Year Ended			Year Ended
	December 31, 2009			December 31, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	303,859	$1,923,629	Shares sold	27,902	$165,528
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of distributions	7,535	60,274	reinvestment of dividends	266	2,079
Shares redeemed	(308,585)	(1,980,871)	Shares redeemed	(108,085)	(694,204)
Net increase	2,809	$3,032	Net decrease	(79,917)	$(526,597)
Shares Outstanding:			Shares Outstanding:
Beginning of year	3,228,019		Beginning of year	284,906
End of year	3,230,828		End of year	204,989

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird
	LargeCap Fund	MidCap Fund
Purchases:	$10,644,616	$17,675,246
Sales:	$12,329,840	$17,694,038

The Baird LargeCap Fund and Baird MidCap Fund did not purchase or sell U.S. Government securities during the year ended December 31, 2010.

At December 31, 2010, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird
	LargeCap	MidCap
	Fund	Fund
Cost of Investments	$20,903,718	$34,091,664
Gross unrealized appreciation	$6,510,519	$9,585,473
Gross unrealized depreciation	(164,299)	(252,576)
Net unrealized appreciation	$6,346,220	$9,332,897
Undistributed ordinary income	$27	$—
Undistributed long-term capital gain	—	—
Total distributable earnings	$27	$—
Other accumulated losses	$(4,963,446)	$(1,264,942)
Total accumulated earnings	$1,382,801	$8,067,955

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2010, the following table shows the reclassification made:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid In Capital
Baird LargeCap Fund	$ 14	$(14)	$ —
Baird MidCap Fund	42,619	—	(42,619)

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

4.INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2010, the Baird LargeCap Fund and Baird MidCap Fund did not defer any capital losses occurring between November 1, 2010 and December 31, 2010.

At December 31, 2010, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird LargeCap Fund	$1,016,997	2012
	$ 929,167	2016
	$3,017,282	2017

Baird MidCap Fund	$1,264,942	2017

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2010, the Baird LargeCap Fund and the Baird MidCap Fund utilized capital loss carryovers of $365,884 and $2,698,070, respectively.

RIC Modernization Act
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted. The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31.  Except for the simplification provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December 22, 2010.  Management is currently evaluating the implications of the RIC Act and the impact on the Funds’ financial statements, if any, is currently being assessed.

During the year ended December 31, 2010, the Funds paid the following dividends:

Ordinary Income Dividends
Baird LargeCap Fund	$ 19,202
Baird MidCap Fund	—

During the year ended December 31, 2009, the Funds paid the following dividends:

	Ordinary Income Dividends	In Excess of Ordinary Income
Baird LargeCap Fund	$ 93,945	—
Baird MidCap Fund	$ 59,171	$4,472

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

5.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2010 and through April 30, 2012, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Fiscal Year Ended December 31,
	2010	2009	2008
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2013	2012	2011
Baird LargeCap Fund	$136,939	$118,040	$ 99,829
Baird MidCap Fund	$133,302	$110,382	$101,968

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the year ended December 31, 2010.

6.SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S Bank N.A., the Funds’ custodian and an affiliate of the Funds’ transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

6.SECURITIES LENDING (cont.)

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of December 31, 2010, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of December 31, 2010, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$3,620,659	$3,752,974
Baird MidCap Fund	$8,583,387	$8,896,600

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other than a legacy interest in Atlantic East Funding LLC.  The schedules of investments for the Funds include the particular cash collateral holdings as of December 31, 2010.

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At December 31, 2010, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the year ended December 31, 2010 for the Baird LargeCap Fund and Baird MidCap Fund was $4,157 and $13,540, respectively.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2010

7.LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% during 2010).  For the year ended December 31, 2010, the Baird LargeCap Fund incurred $8 in interest charges on an average daily loan balance of $353.  The Baird MidCap Fund did not borrow on the LOC.

8.DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund and Baird MidCap Fund incurred $613 and $3,396, respectively, in fees pursuant to the Plan during the year ended December 31, 2010.

9.SUBSEQUENT EVENT

In preparing these financial statements, the Corporation has evaluated subsequent events after December 31, 2010.  There were no subsequent events since December 31, 2010 that would require adjustment to or additional disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Baird Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Baird LargeCap Fund and Baird MidCap Fund (two of the seven funds constituting Baird Funds, Inc.) (collectively, the “Funds”), including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Baird Funds, Inc. as of December 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 25, 2011

Baird Funds, Inc.

Directors & Officers as of December 31, 2010

Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

G. Frederick Kasten, Jr.	Independent	Indefinite;	Retired; Chairman, the Advisor (January 2000-December	7	Director of Regal-Beloit
c/o Robert W. Baird	Director and	Since September	2005); Chairman and CEO, the Advisor (January 1998-		Corporation, a
& Co. Incorporated	Chairman	2000	January 2000); President, Chairman and CEO, the		manufacturing
777 East Wisconsin Avenue			Advisor (June 1983-January 1998); President, the Advisor		company
Milwaukee, WI 53202			(January 1979-January 1983)
Age: 71

John W. Feldt	Independent	Indefinite;	Retired; Senior Vice President-Finance, University of	7	Director of Thompson
c/o University of	Director	Since September	Wisconsin Foundation (1985-2006); Vice President-		Plumb Funds, Inc., a
Wisconsin Foundation		2000	Finance, University of Wisconsin Foundation (1980-1985);		mutual fund complex
1848 University Avenue			Associate Director, University of Wisconsin Foundation		(3 portfolios); Trustee
Madison, WI 53705			(1967-1980)		of Nakoma Mutual
Age: 68					Funds, a mutual fund
complex (1 portfolio)

Frederick P. Stratton, Jr.	Independent	Indefinite;	Retired; Chairman Emeritus, Briggs & Stratton	7	Director of Weyco
10134 N. Port Washington	Director	Since May	Corporation, a manufacturing company, since 2003;		Group, Inc., a men’s
Road, #2B		2004	Chairman of the Board, Briggs & Stratton Corporation		footwear distributor;
Mequon, WI 53092			(2001-2002); Chairman and CEO, Briggs & Stratton		Director of Wisconsin
Age: 71			Corporation (1986-2001)		Energy Corporation
and its subsidiaries,
Wisconsin Electric
Power Company and
Wisconsin Gas LLC

Marlyn J. Spear, CFA	Independent	Indefinite;	Chief Investment Officer, Building Trades United	7	Management Trustee of
c/o Robert W. Baird	Director	Since January	Pension Trust Fund, since July 1989; Investment Officer,		AFL-CIO Housing
& Co. Incorporated		2008	Northwestern Mutual Financial Network (1988-1989);		Investment Trust, a
777 East Wisconsin Avenue			Assistant Vice-President, Firstar Trust Company		mutual fund complex
Milwaukee, WI 53202			(1978-1987); Financial Analyst, Harco Holdings, Inc.		(1 portfolio)
Age: 57			(1976-1978)

Cory L. Nettles*	Interested	Indefinite;	Managing Director, Generation Growth Capital, Inc.,	7	Director of Weyco
Generation Growth Capital, Inc.	Director	Since January	since March 2007; Of Counsel, Quarles & Brady LLP,		Group, Inc., a men’s
411 East Wisconsin Avenue,		2008	since January 2005; Secretary, Wisconsin Department		footwear distributor;
Suite 1710,			of Commerce (January 2003 – January 2005)		Director of The
Milwaukee, WI 53202					PrivateBank, a
Age: 40					financial institution

*
Mr. Nettles is an “interested person” of the Corporation (as defined in the 1940 Act) because of his association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Corporation or the Funds.

Additional information about the Funds’ directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD, or at www.bairdfunds.com.

Baird Funds, Inc.

Directors & Officers as of December 31, 2010

	Position(s)	Term of Office	Principal
	Held with	and Length of	Occupation(s)
Name, Address, and Age	the Funds	Time Served	During Past 5 Years

Mary Ellen Stanek	President	Re-elected by	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since March 2000
Milwaukee, WI 53202		Since
Age: 54		September 2000

Charles B. Groeschell	Vice President	Re-elected by	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since February 2000
Milwaukee, WI 53202		Since
Age: 57		January 2010

Todd S. Nichol	Vice President	Re-elected by	Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the
777 East Wisconsin Avenue	and Chief	Board annually;	the Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice
Milwaukee, WI 53202	Compliance	Since	President, the Advisor (January 2004-January 2005)
Age: 48	Officer	August 2004

Heidi Schneider	Vice President	Re-elected by	Senior Vice President, the Advisor since September 2007; Controller, the Advisor (April 1997-
777 East Wisconsin Avenue		Board annually;	September 2007)
Milwaukee, WI 53202		Since
Age: 39		August 2010

Leonard M. Rush	Treasurer	Re-elected by	Chief Financial Officer, the Advisor since January 2000
777 East Wisconsin Avenue		Board annually;
Milwaukee, WI 53202		Since
Age: 64		September 2000

Charles M. Weber	Secretary	Re-elected by	Managing Director, the Advisor since January 2009; Senior Vice President, the Advisor
777 East Wisconsin Avenue		Board annually;	(July 2005-December 2008); Associate General Counsel, the Advisor since July 2005; Partner,
Milwaukee, WI 53202		Since	Quarles & Brady LLP, a law firm (October 1998-June 2005)
Age: 47		September 2005

Laura E. Piotrowski	Assistant	Re-elected by	Managing Director, the Advisor since January 2008; Senior Vice President, the Advisor (January
777 East Wisconsin Avenue	Treasurer	Board annually;	2003-December 2007); Controller, the Advisor since January 2003
Milwaukee, WI 53202		Since
Age: 41		August 2007

John McVoy	AML	Re-elected by	AML Compliance Officer and Privacy Officer, the Advisor since June 2010; AML Compliance
777 East Wisconsin Avenue	Compliance	Board annually;	Officer - Trust & Securities, U.S. Bancorp (August 2008-May 2010); Law Clerk, First American
Milwaukee, WI 53202	Officer	Since	Fund Advisors (May 2007-September 2007)
Age: 26		August 2010

Bret T. Reese	Assistant	Re-elected by	First Vice President, the Advisor since January 2009; Vice President, the Advisor (June
777 East Wisconsin Avenue	Secretary	Board annually;	2005-December 2008); Associate General Counsel, the Advisor since June 2005; Senior Financial
Milwaukee, WI 53202		Since	Analyst, the Advisor (August 2004-June 2005)
Age: 41		August 2006

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD EQUITY FUNDS

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”) met on August 9, 2010 to consider the annual renewal of the investment advisory agreement with Robert W. Baird & Co. Incorporated (“Baird” or “the Advisor”) for management of the Baird LargeCap and Baird MidCap Funds (the “Funds”), which are mutual fund series or portfolios of the Corporation.  The Board reviewed and discussed various information that had been provided prior to the meeting, including the investment advisory agreement, memoranda provided by outside legal counsel and the Secretary of the Funds discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the investment advisory agreement, information in response to requests from the Board, including the directors who are not “interested persons” of the Company or the Advisor within the meaning of the Investment Company Act of 1940 (the “1940 Act”) (“Independent Directors”), from the Advisor (including the Advisor’s Form ADV and financial statements), a profitability analysis, comparative information about the Funds’ performance for periods ended June 30, 2010, management fees and expense ratios, and other pertinent information.  The Board also discussed relevant case law, including the Supreme Court’s recent decision in Jones v. Harris Associates, L.P.

The Independent Directors met separately in executive session with Fund legal counsel to consider the investment advisory agreement.  The Board discussed the Advisor’s 15(c) response with the President of the Funds.  The Board also received information periodically throughout the year that was relevant to its consideration of the investment advisory agreement, including performance, management fee and other expense information.  Based on its evaluation of this information, the Board, including a majority of the Independent Directors, approved the continuation of the investment advisory agreement for an additional one-year period.

In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

Nature, Extent and Quality of Services Provided to the Funds

The Board analyzed the nature, extent and quality of the services provided by the Advisor to the Funds.  The Board reviewed and considered the Advisor’s significant role in establishing the Funds and the construction of their investment objectives, principal strategies, investment limitations and fee structures.  The Board noted the Advisor’s overall reputation and positive name recognition, the depth of the Advisor’s personnel, resources and commitment to the Funds, and the experience, credentials and continuity of the portfolio management teams employed to manage the Funds’ investments.  The Board further noted that the Advisor has approximately $15.2 billion of assets under discretionary management and has strong relationships with numerous institutional accounts.  The Funds provide an opportunity for smaller institutional and retail accounts to receive the same professional advice from the Advisor that it offers to its larger institutional clients.  However, the Board noted that the provision of investment advisory services to the Funds requires more effort than it does for separately managed accounts due to daily sales and redemption activity and additional regulatory and compliance requirements.

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD EQUITY FUNDS (cont.)

The Board considered the Advisor’s disciplined investment decision-making process used for the Funds.  The Board also considered other services that the Advisor provided for the Funds in its capacity as their investment advisor, such as making some of its key personnel available to serve as officers of the Funds, selecting broker-dealers for execution of portfolio transactions, ensuring adherence to the Fund’s investment policies and restrictions, compliance, risk management services, valuation, providing support services to the Board and the Audit Committee of the Board and overseeing the Funds’ other service providers.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Funds and spends time and effort marketing the Funds.  The Board also considered the strength of the Advisor’s compliance department, including the Funds’ chief compliance officer, and the fact that the Advisor has not experienced any significant legal, compliance or regulatory difficulties since the Funds were launched.  The Board concluded that the nature, extent and quality of the services provided by the Advisor to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided under the respective investment advisory agreement.

Investment Performance of the Advisor and the Funds

In considering the investment performance of each of the Equity Funds, the Board reviewed information as of June 30, 2010 regarding the Funds’ performance in comparison to various benchmark indices and their peer groups as determined by Lipper.  The Board noted that the Baird LargeCap Fund (both Institutional and Investor Class shares) had outperformed the Lipper peer group average and its benchmark for the since inception period, but lagged the Lipper peer group average and index for the one-year, three-year and five-year periods.  The Board also considered the effect of the challenging market environment and Advisor’s quarterly commentary and discussion of the reasons for the LargeCap Fund’s underperformance during such periods.  The Board noted that the performance of the Baird Midcap Fund had exceeded its benchmark and Lipper peer group average for the one-year, three-year, five-year and since inception periods.

The Board also considered the Advisor’s quarterly portfolio commentaries and reviews explaining the Funds’ performance, the Advisor’s consistent and disciplined investment decision process and the investment strategies it employs for the Funds.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, each Fund and its shareholders were likely to benefit from the continued management by the Advisor.

Costs of Services Provided and Profits Realized by the Advisor

The Board examined the fee and expense information for each of the Funds, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Board noted that each Fund’s advisory fee was comparable to the average and median for all mutual funds in its Lipper category.  The Board also reviewed and considered management fees charged by the Advisor to other investment advisory clients and found that the investment management fee paid by the Funds was 10 basis points (or 0.10%) less than what the Advisor charges on the first $5 million of a separately managed account.  The Board recognized the extent of the significant additional services provided to each Fund that the Advisor did not provide to its other clients, such as certain administrative services, oversight of the Fund’s other service providers, director support, risk management, regulatory compliance and various other services.

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD EQUITY FUNDS (cont.)

The Board also examined the total expense ratio of each Fund relative to all other mutual funds in its Lipper category.  The Board noted that each Fund’s total expense ratio (both for its Institutional and Investor Class shares), after fee waivers and expense reimbursements by the Advisor, was not only lower than the average and median expense ratios for all funds in its Lipper category, but in the lowest or second lowest quartile.

The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and the profitability to the Advisor of having a relationship with the Funds.  The Board noted that the Adviser had waived significant fees and/or reimbursed expenses for the Funds since their respective inception dates.

The Board concluded that the profits realized by the Advisor from its relationship with the Funds were appropriate.  The Board noted that the Advisor’s profitability information does not reflect certain internal resources provided by the Advisor to the Funds, such as legal and compliance support.  The Board reviewed and considered the general financial condition of the Advisor and determined it to be sound.  The Board also reviewed a report regarding revenue sharing payments, noting that any payments by the Advisor to third party platforms were made from the Advisor’s profits.  In light of all of the information that it received and considered, the Board concluded that the management fee and total expense ratio of each Fund were reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board noted that the Funds’ advisory fee structure does not contain any breakpoint reductions as the Funds grow in size.  However, the Board recognized that the Advisor has been waiving fees and/or reimbursing expenses for the Funds since their inception.  The Board also recognized that the advisory fee rates paid by the Funds were designed to be lower than the fees otherwise charged by the Advisor to its separately managed account clients and to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds.

The directors concluded that the current fee structure of each Fund was reasonable and that breakpoint reductions may be considered in the future depending on Fund asset levels.

Benefits Derived from the Relationship with the Funds

The Board noted that the Advisor derives ancillary benefits from its association with the Funds in the form of research products and services received from unaffiliated broker dealers who execute portfolio trades for the Funds.  However, the Board determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process.  The Board believed that the Funds generally benefit from its association with the Advisor and the use of the “Baird” name.  The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.

Based on its evaluation of the above factors, as well as other factors relevant to its consideration of the investment advisory agreement, the directors, including all of the Independent Directors, concluded that the continuation of the investment advisory agreement was in the best interest of each Fund and its shareholders.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended December 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Baird LargeCap Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2010 was as follows:

Baird LargeCap Fund	100%

Other Tax Information

The Funds had no taxable ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) during the year ended December 31, 2010.

(This Page Intentionally Left Blank.)

BAIRD FUNDS, INC.
PRIVACY POLICY

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which Baird Funds, Inc. protects the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We may collect and maintain the following personal information about you:

• Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

• Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

What Information We Disclose

We do not sell any non-public personal information about our current or former shareholders to third parties.  We do not disclose any non-public personal information about our current or former shareholders to anyone, except as permitted or required by law.  We are permitted by law to share any of the information we collect, as described above, with our affiliates.  In addition, we may share such information with nonaffiliated third parties to the extent necessary to effect, process, administer or enforce a transaction that the shareholder requests or authorizes, in connection with maintaining or servicing the shareholder’s account, as requested by regulatory authorities or as otherwise permitted or required by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related material to you.

How We Protect Your Information

We restrict access to your non-public personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the President, Treasurer and Assistant Treasurer of the Registrant.  The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that John W. Feldt, Frederick P. Stratton,  Jr., and Marlyn J. Spear, members of the audit committee, each qualify as an “audit committee financial expert” as such term is defined in paragraph (b) of Item 3 of Form N-CSR.  Mr. Feldt, Mr. Stratton, and Ms. Spear are each “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Fees Billed by Grant Thornton LLP.  The aggregate fees billed for professional services by Grant Thornton LLP (“GT”) during the last two fiscal years were as follows:

	FYE 12/31/2010	FYE 12/31/2009
Audit Fees	$92,500	$104,660
Audit-Related Fees	-	-
Tax Fees	$23,100	$26,400
All Other Fees	-	-

In the above table, “audit fees” are fees billed for professional services for the audit of the Registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.  “Tax fees” are fees billed for professional services rendered for tax compliance, tax advice and tax planning, and specifically relate to GT’s review of the Registrant’s federal and state tax returns.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services rendered to the Registrant, as well as all non-audit services provided to the Registrant’s investment adviser and any entity affiliated with the Registrant’s investment adviser with respect to any engagement that relates directly to the operations and financial reporting of the Registrant.  In accordance with its policies and procedures, the audit committee pre-approved all audit and tax services provided by GT to the Registrant during fiscal 2010.  During the past two fiscal years, the Registrant did not receive any non-audit services from GT pursuant to any waivers of the pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  All of GT’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of GT.

During the last two fiscal years, GT has served as the auditor to Robert W. Baird & Co. Incorporated (“RWB”), the Registrant’s investment adviser, and has rendered non-audit services to RWB. The non-audit services that GT provided to RWB in 2010 and 2009 consisted of a review of state and federal tax returns, tax and general consulting services and tax services for RWB associates working overseas. GT charged the following amounts for such non-audit services to RWB: $503,487 for 2010 and $341,564 for 2009. None of the non-audit services provided by GT to RWB directly related to the operations or financial reporting of the Registrant. During the last two fiscal years, GT has also provided audit and non-audit services to affiliates of RWB, but those affiliates do not provide ongoing services to the Registrant. Those services include audits of the financial statements of RWB affiliates, investment partnerships (and their management companies) affiliated with RWB and the portfolio companies owned by such partnerships, reviews of tax returns of RWB affiliates and investment partnerships (and their management companies) affiliated with RWB, and advice and consulting services for RWB affiliates. The Audit Committee has concluded that the provision of these audit and non-audit services to RWB and RWB affiliates is compatible with GT’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:   March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
                Mary Ellen Stanek, President

Date:   March 9, 2011

By:          /s/Leonard M. Rush
Leonard M. Rush, Treasurer

Date:   March 9, 2011